UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-7742

Exact name of registrant as specified in charter: Voyageur Mutual Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Item 1. Reports to Stockholders

The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the DELWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND, DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND, DELAWARE TAX-FREE CALIFORNIA FUND, DELAWARE TAX-FREE IDAHO FUND and DELAWARE TAX-FREE NEW YORK FUND of the Registrant, information on which is included in the following shareholder reports.

Semiannual Report	Delaware
Tax-Free Minnesota Fund

Delaware
Tax-Free Minnesota
Insured Fund

Delaware
Tax-Free Minnesota
Intermediate Fund

Delaware
Minnesota High-Yield
Municipal Bond Fund

February 28, 2007

                                              Fixed income mutual funds

> Disclosure of Fund expenses	1
> Sector allocations and credit quality breakdowns	3
> Statements of net assets	5
> Statements of operations	21
> Statements of changes in net assets	22
> Financial highlights	24
> Notes to financial statements	36
> About the organization	44

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period September 1, 2006 to February 28, 2007

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 to February 28, 2007.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Tax-Free Minnesota Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,028.60	1.24%	$6.24
Class B	1,000.00	1,024.80	1.99%	9.99
Class C	1,000.00	1,024.70	1.99%	9.99
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.64	1.24%	$6.21
Class B	1,000.00	1,014.93	1.99%	9.94
Class C	1,000.00	1,014.93	1.99%	9.94

The expenses in the table above includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floaters programs. See Notes 1 and 7 in “Notes to Financial Statements.”

Delaware Tax-Free Minnesota Insured Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,025.60	1.13%	$5.68
Class B	1,000.00	1,020.90	1.88%	9.42
Class C	1,000.00	1,021.80	1.88%	9.42
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.19	1.13%	$5.66
Class B	1,000.00	1,015.47	1.88%	9.39
Class C	1,000.00	1,015.47	1.88%	9.39

The expenses in the table above includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floaters programs. See Notes 1 and 7 in “Notes to Financial Statements.”

(continues)     1

Disclosure of Fund expenses

Delaware Tax-Free Minnesota Intermediate Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,025.10	0.77%	$3.87
Class B	1,000.00	1,020.70	1.62%	8.12
Class C	1,000.00	1,020.80	1.62%	8.12
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.98	0.77%	$3.86
Class B	1,000.00	1,016.76	1.62%	8.10
Class C	1,000.00	1,016.76	1.62%	8.10

Delaware Minnesota High-Yield Municipal Bond Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,034.10	0.92%	$4.64
Class B	1,000.00	1,030.20	1.67%	8.41
Class C	1,000.00	1,030.20	1.67%	8.41
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.23	0.92%	$4.61
Class B	1,000.00	1,016.51	1.67%	8.35
Class C	1,000.00	1,016.51	1.67%	8.35

The expenses in the table above includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floaters programs. See Notes 1 and 7 in “Notes to Financial Statements.”

Sector allocations and credit quality breakdowns

As of February 28, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Minnesota Fund
Percentage
Sector	of Net Assets
Municipal Bonds	106.04%
Corporate-Backed Revenue Bonds	6.12%
Education Revenue Bonds	6.27%
Electric Revenue Bonds	10.65%
Escrowed to Maturity Bonds	0.88%
Health Care Revenue Bonds	31.37%
Housing Revenue Bonds	8.73%
Lease Revenue Bonds	2.51%
Local General Obligation Bonds	15.46%
Pre-Refunded Bonds	12.69%
Special Tax Bonds	2.30%
State General Obligation Bonds	6.18%
Transportation Revenue Bonds	0.38%
Water & Sewer Revenue Bonds	2.50%
Short-Term Investments	0.53%
Variable Rate Demand Notes	0.53%
Total Value of Securities	106.57%
Liabilities Net of Receivables and Other Assets	(6.57%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	35.24%
AA	16.86%
A	20.32%
BBB	14.66%
BB	1.65%
Not Rated	11.27%
Total	100.00%

Delaware Tax-Free Minnesota Insured Fund
Percentage
Sector	of Net Assets
Municipal Bonds	104.68%
Corporate-Backed Revenue Bonds	0.81%
Education Revenue Bonds	6.14%
Electric Revenue Bonds	8.05%
Escrowed to Maturity Bonds	15.83%
Health Care Revenue Bonds	17.94%
Housing Revenue Bonds	4.21%
Lease Revenue Bonds	5.47%
Local General Obligation Bonds	27.77%
Pre-Refunded Bonds	14.20%
Special Tax Bonds	0.84%
State General Obligation Bonds	2.50%
Transportation Revenue Bonds	0.92%
Total Value of Securities	104.68%
Liabilities Net of Receivables and Other Assets	(4.68%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	78.99%
AA	3.64%
A	12.99%
BBB	4.38%
Total	100.00%

(continues)      3

Sector allocations and credit quality breakdowns

As of February 28, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Minnesota Intermediate Fund
Percentage
Sector	of Net Assets
Municipal Bonds	97.13%
Corporate-Backed Revenue Bonds	3.34%
Education Revenue Bonds	12.13%
Electric Revenue Bonds	1.97%
Escrowed to Maturity Bonds	2.11%
Health Care Revenue Bonds	23.29%
Housing Revenue Bonds	8.62%
Lease Revenue Bonds	3.87%
Local General Obligation Bonds	25.51%
Pre-Refunded Bonds	6.43%
Special Tax Revenue Bonds	1.54%
State General Obligation Bonds	6.86%
Transportation Revenue Bonds	1.46%
Short-Term Investments	2.28%
Money Market Instrument	0.28%
Variable Rate Demand Notes	2.00%
Total Value of Securities	99.41%
Receivables and Other Assets Net of Liabilities	0.59%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	35.84%
AA	15.74%
A	18.76%
BBB	19.09%
Not Rated	10.57%
Total	100.00%

Delaware Minnesota High-Yield Municipal Bond Fund
Percentage
Sector	of Net Assets
Municipal Bonds	97.38%
Corporate-Backed Revenue Bonds	3.80%
Education Revenue Bonds	7.71%
Electric Revenue Bonds	7.81%
Health Care Revenue Bonds	35.66%
Housing Revenue Bonds	15.59%
Lease Revenue Bonds	2.88%
Local General Obligation Bonds	11.66%
Pre-Refunded Bonds	5.96%
Special Tax Bonds	2.12%
State General Obligation Bonds	2.70%
Transportation Revenue Bonds	1.49%
Short-Term Investments	1.70%
Variable Rate Demand Notes	1.70%
Total Value of Securities	99.08%
Receivables and Other Assets Net of Liabilities	0.92%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	17.18%
AA	18.11%
A	20.09%
BBB	16.52%
BB	1.32%
Not Rated	26.78%
Total	100.00%

Statements of net assets

Delaware Tax-Free Minnesota Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 106.04%
Corporate-Backed Revenue Bonds – 6.12%
Cloquet Pollution Control Revenue
(Potlatch Corp. Project)
5.90% 10/1/26	$6,500,000	$6,672,185
Laurentian Energy Authority I
Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	8,271,760
Sartell Environmental Improvement
Revenue (International Paper)
Series A 5.20% 6/1/27	5,465,000	5,660,101
Seaway Port Authority of Duluth
Industrial Development Dock
& Wharf Revenues
(Cargill, Inc. Project) Series E
6.125% 11/1/14	4,500,000	4,598,010
		25,202,056
Education Revenue Bonds – 6.27%
Minnesota State Colleges &
Universities Revenue Fund
Series A 5.00% 10/1/29 (MBIA)	1,665,000	1,784,364
Minnesota State Higher Education
Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,313,700
Series J1 5.00% 5/1/36	2,225,000	2,311,063
(College of St. Benedict)
Series 4-G 6.20% 3/1/16	1,000,000	1,001,710
(St. Catherine College)
Series 5-N1
5.25% 10/1/22	1,500,000	1,579,230
5.375% 10/1/32	1,000,000	1,059,000
University of Minnesota
&[1]5.50% 7/1/21	10,500,000	12,249,405
&[2]5.75% 7/1/18	3,840,000	4,534,253
		25,832,725
Electric Revenue Bonds – 10.65%
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/30	3,000,000	3,148,320
Minnesota State Municipal
Power Agency
5.00% 10/1/35	3,000,000	3,152,700
Series A 5.00% 10/1/34	4,250,000	4,444,990
Series A 5.125% 10/1/29	3,000,000	3,167,700
Northern Minnesota Municipal
Power Agency Electric
System Revenue
^Series A 5.849% 1/1/09 (AMBAC)	3,815,000	3,563,324
Series B 4.75% 1/1/20 (AMBAC)	2,500,000	2,561,600
Rochester Electric Utilities
Revenue 5.25% 12/1/30	4,915,000	5,120,988
Shakopee Public Utilities
Commission Revenue
5.125% 2/1/26 (MBIA)	1,000,000	1,026,120
Southern Minnesota Municipal
Power Agency Supply
System Revenue Series A
^4.439% 1/1/25 (MBIA)	5,000,000	2,373,450
5.25% 1/1/15 (AMBAC)	3,000,000	3,312,780
5.75% 1/1/18 (MBIA)	1,000,000	1,095,580
Southern Minnesota Municipal
Power Agency Supply
System Revenue
&[3]5.25% 1/1/14 (AMBAC)	4,000,000	4,377,840
&[4]5.25% 1/1/15 (AMBAC)	5,900,000	6,515,134
		43,860,526
Escrowed to Maturity Bonds – 0.88%
Southern Minnesota Municipal
Power Agency Supply System
Revenue Series B
5.50% 1/1/15 (AMBAC)	990,000	1,027,699
University of Minnesota Series A
5.50% 7/1/21	2,000,000	2,333,240
Western Minnesota Municipal
Power Agency Supply Revenue
Series A 9.75% 1/1/16 (MBIA)	185,000	263,242
		3,624,181
Health Care Revenue Bonds – 31.37%
Aitkin Health Care Facilities
Revenue (Riverwood Health
Care Center) 5.60% 2/1/32	1,500,000	1,553,505
Apple Valley Economic
Development Authority
Health Care Revenue
(Augustana Home St. Paul
Project) Series A
6.00% 1/1/40	2,700,000	2,787,750
(Evercare Senior Living
Project) Series A
6.125% 6/1/35	4,000,000	4,073,240
Bemidji Hospital Facilities First
Meeting Revenue (North
Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	770,133
Bloomington Housing &
Redevelopment Authority
Housing Revenue (Senior
Summerhouse Bloomington
Project, Presbyterian Homes
Housing & Assisted Living)
6.125% 5/1/35	3,420,000	3,476,191
Breckenridge Catholic Health
Initiatives Series A
5.00% 5/1/30	2,500,000	2,626,600

(continues)      5

Statements of net assets

Delaware Tax-Free Minnesota Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Buffalo Health Care Revenue
(Central Minnesota Senior
Housing Project) Series A
5.50% 9/1/33	$1,270,000	$1,287,348
Duluth Economic Development
Authority Health Care Facilities
Revenue Benedictine Health
System (St. Mary’s Hospital)
5.25% 2/15/33	10,000,000	10,507,999
5.50% 2/15/23	1,000,000	1,076,840
Maple Grove Health Care
Facilities Revenue (North
Memorial Health Care)
5.00% 9/1/29	1,000,000	1,050,890
5.00% 9/1/35	5,850,000	6,113,777
Minneapolis Health Care Facility
Revenue (Jones-Harrison
Residence Project)
5.60% 10/1/30	1,550,000	1,580,613
Minneapolis Health Care
System Revenue
(Allina Health Systems)
Series A 5.75% 11/15/32	9,500,000	10,303,224
(Fairview Health Services)
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,664,250
5.00% 11/15/34 (AMBAC)	2,500,000	2,662,375
Minnesota Agricultural &
Economic Development
Board Revenue
(Benedictine Health Systems)
5.75% 2/1/29	1,895,000	1,937,884
(Fairview Health Care System)
Series A 6.375% 11/15/29	15,000	16,257
Northfield Hospital Revenue
5.375% 11/1/26	3,785,000	4,069,897
Northfield Housing &
Redevelopment Authority
Series A 5.375% 12/1/36	1,000,000	1,004,630
Prior Lake Senior Housing
Revenue (Shepherds Path
Senior Housing) Series B
5.70% 8/1/36	2,000,000	2,075,180
5.75% 8/1/41	1,000,000	1,026,130
Rochester Health Care
Facilities Revenue
(Mayo Clinic) 5.00% 11/15/36	7,000,000	7,415,520
(Mayo Foundation) Series B
5.50% 11/15/27	700,000	720,377
Rochester Health Care Facilities
Revenue (Mayo Foundation)
&[5]Series A 5.50% 11/15/27	4,200,000	4,322,262
&[6]Series B 5.50% 11/15/27	16,750,000	17,237,593
Shakopee Health Care Facilities
Revenue (St. Francis Regional
Medical Center)
5.10% 9/1/25	2,000,000	2,102,920
5.25% 9/1/34	7,000,000	7,379,190
Sherburne County Health Care
Facilities Revenue
(Guardian Angels Health
Services) 5.55% 10/1/36	1,500,000	1,529,955
St. Louis Park Health Care
Facilities Revenue
(Park Nicollet Health Services)
Series B 5.25% 7/1/30	9,420,000	9,992,923
St. Paul Housing &
Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation
Group Project) 5.25% 5/15/36	6,000,000	6,365,100
St. Paul Housing &
Redevelopment Authority
Hospital Revenue
(Health East Project)
6.00% 11/15/35	4,340,000	4,825,820
Series A 5.70% 11/1/15	1,300,000	1,336,400
Washington County Housing &
Redevelopment Authority
Hospital Facilities Revenue
(Health East Project)
5.50% 11/15/27	1,000,000	1,024,090
Woodbury Economic
Development Authority
Housing Revenue (Senior
Summerhouse Woodbury
Project) Series B
5.75% 6/1/41	2,250,000	2,324,925
		129,241,788
Housing Revenue Bonds – 8.73%
Brooklyn Center Multifamily Housing
Revenue (Shingle Creek)
5.40% 5/20/43 (GNMA) (AMT)	1,000,000	1,037,510
Hopkins Multifamily Housing
Revenue (Hopkins Renaissance
Project-Section 8) 6.375% 4/1/20	1,000,000	1,021,990
@Hutchinson Multifamily
Housing Revenue (Evergreen
Apartments Project-Section 8)
5.75% 11/1/28	870,000	849,190
Minneapolis Multifamily
Housing Revenue
(Grant Street Apartments
Project) Series A
7.25% 11/1/29	750,000	780,368
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	4,000,000	4,170,920

	Principal
	Amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minneapolis Multifamily
Housing Revenue (continued)
(Sumner Field) Series A
5.50% 11/20/26
(GNMA) (AMT)	$980,000	$1,030,695
(Trinity Apartments-Section 8)
Series A 6.75% 5/1/21	1,750,000	1,833,160
Minnesota State Housing Finance
Agency Residential Housing
•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,524,800
Series I 5.15% 7/1/38 (AMT)	5,550,000	5,778,382
Series M 4.875% 7/1/37 (AMT)	4,500,000	4,593,734
Minnesota State Housing Finance
Agency Single Family Mortgage
Series A 5.30% 7/1/19	555,000	580,203
Series B 5.35% 1/1/33 (AMT)	2,965,000	3,061,422
Series J 5.90% 7/1/28 (AMT)	465,000	479,559
@Park Rapids Multifamily Revenue
(The Court Apartments
Project-Section 8) 6.30% 2/1/20	2,805,000	2,728,844
St. Cloud Housing &
Redevelopment Authority
Revenue (Sterling Heights
Apartments Project)
7.55% 4/1/39 (AMT)	1,000,000	1,064,400
St. Louis Park Residential
Mortgage Revenue Series A
7.25% 4/20/23 (GNMA)	13,000	13,178
Stillwater Multifamily Housing
Revenue (Stillwater
Cottages Project)
7.25% 11/1/27 (AMT)	1,540,000	1,573,233
Series A 7.00% 11/1/27	1,000,000	1,021,470
Washington County Housing &
Redevelopment Authority
Governmental Revenue
(BriarPond) Series C
7.25% 8/20/34	950,000	928,426
Willmar Housing & Redevelopment
Authority Multifamily
Housing Revenue (Highland
Apartments-Section 8)
5.85% 6/1/19	910,000	910,137
		35,981,621
Lease Revenue Bonds – 2.51%
Puerto Rico Public Buildings
Authority Revenue
(Government Facilities)
Series D 5.25% 7/1/36	1,070,000	1,129,749
St. Paul Port Authority Lease
Revenue (Cedar Street Office
Building Project)
5.00% 12/1/22	2,500,000	2,636,500
5.125% 12/1/27	1,000,000	1,067,020
St. Paul Port Authority Lease
Revenue (continued)
(Robert Street Office
Building Project)
4.75% 12/1/23	2,000,000	2,077,740
5.00% 12/1/27	2,500,000	2,650,425
Series 9 5.25% 12/1/27	725,000	776,352
		10,337,786
Local General Obligation Bonds – 15.46%
Bloomington Independent
School District #271 Series B
5.00% 2/1/17	5,300,000	5,488,467
Cambridge Independent School
District #911 Series A
4.75% 2/1/30 (MBIA)	1,035,000	1,074,061
Dakota County Capital
Improvement Series A
4.75% 2/1/26	1,000,000	1,027,150
Farmington Independent
School District #192 Series B
5.00% 2/1/27 (FSA)	6,705,000	7,172,807
^Farmington Independent
School District #192 Capital
Appreciation Series B
5.422% 2/1/20 (FSA)	1,650,000	878,757
5.34% 2/1/21 (FSA)	1,500,000	756,675
Hennepin County Regional
Railroad Authority
5.00% 12/1/31	4,030,000	4,171,937
^Lakeville Independent School
District #194 Capital
Appreciation Series B
5.45% 2/1/19 (FSA)	8,000,000	4,371,600
Lakeville Independent School
District #194 Series A
4.75% 2/1/22 (FSA)	5,500,000	5,737,654
^Mahtomedi Independent
School District #832 Capital
Appreciation Series B
5.898% 2/1/14 (MBIA)	1,540,000	1,176,175
Metropolitan Council Waste
Water Treatment Series B
5.00% 12/1/21	1,200,000	1,295,484
Minneapolis Library
5.00% 12/1/25	1,500,000	1,580,325
Minneapolis Tax Increment
Revenue (St. Anthony Falls
Project) 5.75% 2/1/27	1,000,000	1,036,590
New Brighton Tax Increment
Series A
5.00% 2/1/27 (MBIA)	1,000,000	1,084,210
5.00% 2/1/28 (MBIA)	1,000,000	1,081,650
Prior Lake Independent School
District #719 Series B
5.00% 2/1/19 (FSA)	3,145,000	3,399,745
Ramsey County State Aid
Series C 5.00% 2/1/28	1,060,000	1,121,406

(continues)      7

Statements of net assets

Delaware Tax-Free Minnesota Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
&[7]Rockford Independent
School District #883
5.625% 2/1/23 (FSA)	$7,020,000	$7,390,165
^Rosemont Independent School
District #196 Capital
Appreciation Series B
5.931% 4/1/11 (FSA)	2,600,000	2,225,288
5.960% 4/1/12 (FSA)	1,850,000	1,521,995
6.008% 4/1/13 (FSA)	1,915,000	1,512,601
^Sartell Independent School
District #748 Capital
Appreciation Series B
5.976% 2/1/13 (MBIA)	540,000	429,916
6.10% 2/1/15 (MBIA)	1,075,000	790,609
6.15% 2/1/16 (MBIA)	1,750,000	1,236,900
St. Peter’s Hospital Series A
5.00% 9/1/24 (MBIA)	1,905,000	1,973,085
Todd Morrison Cass & Wadena
Counties United Hospital
District (Health Care
Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,083,360
5.00% 12/1/34	1,000,000	1,030,390
5.125% 12/1/24	1,000,000	1,051,170
		63,700,172
§Pre-Refunded Bonds – 12.69%
Chaska Electric Revenue Series A
6.00% 10/1/25-10	1,000,000	1,079,270
Little Canada Multifamily
Housing Revenue Alternative
Development (Montreal
Courts Apartments Project)
Series A	1,190,000	1,204,637
6.099% 12/1/17-07
6.25% 12/1/27-07	2,900,000	2,952,287
Marshall Medical Center Gross
Revenue (Weiner Memorial
Medical Center Project)
6.00% 11/1/28-09	1,000,000	1,050,320
Minneapolis Health Care
System Revenue (Fairview
Health Services) Series A
5.625% 5/15/32-12	11,525,000	12,665,630
Minneapolis Tax Increment
Revenue Series E
5.00% 3/1/13-09	6,265,000	6,432,839
Minneapolis/St. Paul Metropolitan
Airports Commission Revenue
Series A
5.00% 1/1/22-08 (AMBAC)	3,440,000	3,512,378
5.25% 1/1/32-11 (FGIC)	5,000,000	5,285,000
Series C
5.25% 1/1/32-11 (FGIC)	2,250,000	2,378,250
5.50% 1/1/17-11 (FGIC)	2,500,000	2,664,725
Minnesota Agricultural &
Economic Development
Board Revenue (Fairview
Health Care System) Series A
6.375% 11/15/29-10	485,000	534,276
Minnesota Public Facilities
Authority Water Pollution
Control Revenue
Series A 5.00% 3/1/20-10	3,000,000	3,116,550
Series B 4.75% 3/1/19-09	2,000,000	2,043,200
Puerto Rico Public Buildings
Authority Guaranteed
Government Facilities
Revenue Series D
5.25% 7/1/36-12	2,930,000	3,153,295
Rochester Multifamily
Housing Revenue (Wedum
Shorewood Campus Project)
6.60% 6/1/36-09	3,890,000	4,196,532
		52,269,189
Special Tax Bonds – 2.30%
^Minneapolis Community
Development Agency Tax
Increment Revenue
6.674% 9/1/09 (MBIA)	5,750,000	5,238,365
Puerto Rico Commonwealth
Infrastructure Financing
Authority Revenue Series B
5.00% 7/1/46	4,000,000	4,220,880
		9,459,245
State General Obligation Bonds – 6.18%
Minnesota State
5.00% 11/1/20 (FSA)	8,175,000	8,538,052
5.00% 8/1/21	2,400,000	2,536,296
Minnesota State Refunding
Various Purposes
5.00% 6/1/13	5,175,000	5,261,785
Puerto Rico Commonwealth
Public Improvement Series A
5.00% 7/1/34	4,500,000	4,720,815
5.50% 7/1/19 (MBIA)	1,500,000	1,748,475
Puerto Rico Commonwealth
Series B 5.00% 7/1/35	1,500,000	1,590,075
Puerto Rico Government
Development Bank Senior
Notes Series B 5.00% 12/1/14	1,000,000	1,072,760
		25,468,258
Transportation Revenue Bonds – 0.38%
Minneapolis/St. Paul Metropolitan
Airports Commission Revenue
Series A 5.25% 1/1/16 (MBIA)	1,460,000	1,571,077
		1,571,077

	Principal
	Amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 2.50%
&[8]Minnesota Public Facilities
Authority Water Pollution
Control Revenue
5.25% 3/1/18	$10,000,000	$10,312,000
		10,312,000
Total Municipal Bonds
(cost $414,695,226)		436,860,624

Short-Term Investments – 0.53%
•Variable Rate Demand Notes – 0.53%
St. Paul Housing &
Redevelopment Authority
Revenue (Pur-Cretin-Derham
Hall Project) 3.67% 2/1/26	300,000	300,000
University of Minnesota Series C
3.50% 12/1/36	1,900,000	1,900,000
Total Short-Term Investments
(cost $2,200,000)		2,200,000

Total Value of Securities – 106.57%
(cost $416,895,226)		439,060,624
Liabilities Net of Receivables and
Other Assets – (6.57%)*		(27,099,935)
Net Assets Applicable to 32,741,251
Shares Outstanding – 100.00%		$411,960,689

Net Asset Value – Delaware Tax-Free Minnesota
Fund Class A ($385,360,481 / 30,631,114 Shares)		$12.58

Net Asset Value – Delaware Tax-Free Minnesota
Fund Class B ($10,614,930 / 843,097 Shares)		$12.59

Net Asset Value – Delaware Tax-Free Minnesota
Fund Class C ($15,985,278 / 1,267,040 Shares)		$12.62

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization - no par)		$390,712,670
Distributions in excess of net investment income		(22,418)
Accumulated net realized loss on investments		(894,961)
Net unrealized appreciation of investments		22,165,398
Total net assets		$411,960,689

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

@	illiquid security. At February 28, 2007, the aggregate amount of illiquid securities equaled $3,578,034, which represented 0.87% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

^	Zero coupon security. The interest rate shown is the yield at the time of purchase.

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

&[1]	Security held in a trust in connection with the Inverse Floater security $5,250,000, 7.203%, 7/1/21.

&[2]	Security held in a trust in connection with the Inverse Floater security $1,920,000, 7.710%, 7/1/18.

&[3]	Security held in a trust in connection with the Inverse Floater security $2,000,000, 7.716%, 1/1/14.

&[4]	Security held in a trust in connection with the Inverse Floater security $2,950,000, 6.716%, 1/1/15.

&[5]	Security held in a trust in connection with the Inverse Floater security $2,100,000, 7.203%, 11/15/27.

&[6]	Security held in a trust in connection with the Inverse Floater security $8,375,000, 7.203%, 11/15/27.

&[7]	Security held in a trust in connection with the Inverse Floater security $3,510,000, 7.456%, 2/1/23.

&[8]	Security held in a trust in connection with the Inverse Floater security $5,000,000, 6.696%, 3/1/18.

*	Includes $31,105,000 in liability for Inverse Floater programs. See Note 7 in “Notes to Financial Statements.”

For additional information on the Inverse Floater programs, see Note 7 in “Notes to Financial Statements.”

Net Asset Value and Offering Price per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$12.58
Sales charge (4.50% of offering price) (B)	0.59
Offering price	$13.17

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

(continues)     9

Statements of net assets

Delaware Tax-Free Minnesota Insured Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 104.68%
Corporate-Backed Revenue Bonds – 0.81%
Sartell Environmental Improvement
Revenue (International Paper)
Series A 5.20% 6/1/27	$1,800,000	$1,864,260
		1,864,260
Education Revenue Bonds – 6.14%
Minnesota State Colleges &
Universities Revenue Fund
Series A
5.00% 10/1/22 (FSA)	5,135,000	5,408,233
5.00% 10/1/29 (MBIA)	4,000,000	4,286,760
Minnesota State Higher Education
Facilities Authority Revenue
(St. Catherine College)
Series 5-N1 5.00% 10/1/18	2,200,000	2,296,844
St. Cloud Housing &
Redevelopment Authority
Revenue (State University
Foundation Project)
5.00% 5/1/23	2,000,000	2,100,660
		14,092,497
Electric Revenue Bonds – 8.05%
Minnesota State Municipal
Power Agency Series A
5.00% 10/1/34	2,000,000	2,091,760
&[1]Northern Municipal Power
Agency Electric System
Revenue 5.25% 1/1/13 (FSA)	9,170,000	9,601,861
Puerto Rico Electric Power
Authority Power Revenue
Series GG 4.75% 9/1/21 (FSA)	1,000,000	1,031,230
Series OO 5.00% 7/1/13 (CIFG)	1,315,000	1,414,243
Shakopee Public Utilities
Commission Revenue
5.125% 2/1/26 (MBIA)	1,850,000	1,898,322
Western Minnesota Municipal
Power Agency Revenue
5.00% 1/1/36 (FSA)	2,250,000	2,419,133
		18,456,549
Escrowed to Maturity Bonds – 15.83%
Dakota/Washington
Counties Housing &
Redevelopment Authority
Anoka Single Family
Residential Mortgage Revenue
8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,913,740
Bloomington Mortgage
Single Family Residential
Mortgage Revenue
8.15% 9/1/16 (MBIA)
(GNMA) (AMT)	405,000	540,691
8.375% 9/1/21 (GNMA)
(FHA) (VA) (AMT)	14,115,000	20,751,309
Western Minnesota Municipal
Power Agency Supply
Revenue Series A
6.60% 1/1/10	1,275,000	1,337,870
9.75% 1/1/16 (MBIA)	530,000	754,153
		36,297,763
Health Care Revenue Bonds – 17.94%
Duluth Economic Development
Authority Health Care
Facilities Benedictine Health
System (St. Mary’s Hospital)
5.25% 2/15/28	8,500,000	8,994,444
Minneapolis Health Care
System Revenue
(Allina Health Systems)
Series A 5.75% 11/15/32	7,800,000	8,459,490
(Fairview Health Services)
Series D 5.00% 11/15/34
(AMBAC)	8,250,000	8,785,838
Minneapolis/St. Paul Housing
& Redevelopment Authority
Health Care System Revenue
(Allina Health System)
5.00% 11/15/13 (AMBAC)	6,490,000	6,535,300
(Health Partners Obligation
Group Project)
5.625% 12/1/22	650,000	699,017
5.875% 12/1/29	1,000,000	1,089,310
Minnesota Agricultural &
Economic Development
Board Revenue (Fairview
Health Care System) Series A
5.75% 11/15/26 (MBIA)	180,000	185,852
St. Louis Park Health Care
Facilities Revenue (Park
Nicollet Health Services)
Series B 5.50% 7/1/25	2,000,000	2,167,280
St. Paul Housing & Redevelopment
Authority Health Care Facilities
Revenue (Health Partners
Obligation Group Project)
5.25% 5/15/36	2,000,000	2,121,700
Willmar (Rice Memorial
Hospital Project)
5.00% 2/1/22 (FSA)	1,000,000	1,061,740
5.00% 2/1/25 (FSA)	1,000,000	1,058,480
		41,158,451
Housing Revenue Bonds – 4.21%
Dakota County Housing &
Redevelopment Authority
Single Family Mortgage
Revenue Series B
5.85% 10/1/30 (GNMA)
(FNMA) (AMT)	221,000	225,572

	Principal
	Amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Eagan Multifamily Revenue
(Woodridge Apartments)
Series A 5.90% 8/1/20 (GNMA)	$1,000,000	$1,021,340
Minneapolis Multifamily
Housing Revenue
(Bottineau Commons Project)
5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,578,975
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	4,000,000	4,170,920
Minnesota State Housing
Finance Agency Rental
Housing Revenue Series C-2
5.95% 2/1/15 (AMBAC)	1,642,000	1,644,299
White Bear Lake Multifamily
Revenue (Lake Square)
Series A 5.875% 2/1/15 (FHA)	1,005,000	1,026,236
		9,667,342
Lease Revenue Bonds – 5.47%
Hopkins Housing &
Redevelopment Authority
Public Works and Fire Station
Series A 5.00% 2/1/23 (MBIA)	1,210,000	1,281,414
Minneapolis Special School
District #001 Series A
5.00% 2/1/18 (FSA)	1,545,000	1,629,295
5.00% 2/1/19 (FSA)	1,535,000	1,616,631
5.00% 2/1/20 (FSA)	1,690,000	1,779,874
St. Paul Port Authority Lease
Revenue (Cedar Street Office
Building Project)
5.125% 12/1/27	2,000,000	2,134,040
5.25% 12/1/27	3,840,000	4,097,703
		12,538,957
Local General Obligation Bonds – 27.77%
Big Lake Independent School
District #727 Series A
5.00% 2/1/17 (FSA)	1,040,000	1,076,982
5.00% 2/1/20 (FSA)	1,000,000	1,035,560
Centennial Independent School
District #012 Series A
5.00% 2/1/18 (FSA)	1,270,000	1,339,291
Dakota County Community
Development Agency
Governmental Housing
Development 5.00% 1/1/21	1,275,000	1,337,131
Farmington Independent School
District #192 Series B
5.00% 2/1/27 (FSA)	4,000,000	4,279,080
Lakeville Independent School
District #194 Series A
4.75% 2/1/22 (FSA)	2,350,000	2,451,544
Morris Independent School
District #769 5.00% 2/1/24
(MBIA)	4,875,000	5,191,924
Mounds View Independent
School District #621
5.00% 2/1/20 (MBIA)	2,970,000	3,122,480
5.375% 2/1/24 (FGIC)	6,170,000	6,540,693
New Brighton Tax Increment
Series A 5.00% 2/1/26
(MBIA)	1,185,000	1,287,834
Osseo Independent School
District #279 Series A
5.00% 2/1/21 (FSA)	3,570,000	3,759,853
Robbinsdale Independent School
District #281 5.00% 2/1/21
(FSA)	1,310,000	1,379,666
&[2]Rockford Independent School
District #883 5.60% 2/1/21
(FSA)	3,210,000	3,377,064
^Rosemount Independent School
District #196 Series B
5.80% 4/1/09 (FSA)	1,860,000	1,720,574
5.85% 4/1/10 (FSA)	2,240,000	1,993,914
^Sauk Rapids Independent School
District #047 Series B
5.982% 2/1/15 (FSA)	2,700,000	1,829,871
6.083% 2/1/17 (FSA)	2,245,000	1,346,596
South Washington County
Independent School
District #833
&[3]5.60% 2/1/20 (MBIA)	6,880,000	7,238,070
&[4]5.60% 2/1/21 (MBIA)	7,290,000	7,669,408
St. Michael Independent School
District #885
5.00% 2/1/20 (FSA)	1,970,000	2,082,014
5.00% 2/1/27 (FSA)	3,435,000	3,630,314
		63,689,863
§Pre-Refunded Bonds – 14.20%
Minneapolis Community
Development Agency
(Supported Development
Revenue) Series G-3
5.45% 12/1/31-11	2,000,000	2,152,660
Minneapolis Health Care System
Revenue (Fairview Health
Services) Series A
5.625% 5/15/32-12	5,400,000	5,934,438
Minneapolis/St. Paul Metropolitan
Airports Commission Revenue
Series A
5.125% 1/1/25-09 (FGIC)	100,000	103,580
Series C
5.125% 1/1/20-11 (FGIC)	2,000,000	2,105,120
5.25% 1/1/32-11 (FGIC)	6,595,000	6,970,915

(continues)     11

Statements of net assets

Delaware Tax-Free Minnesota Insured Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Minnesota Agricultural &
Economic Development
Board Revenue (Fairview
Health Care System) Series A
5.75% 11/15/26-07 (MBIA)	$10,070,000	$10,416,609
Southern Minnesota Municipal
Power Agency Supply
Revenue Series A
5.75% 1/1/18-13	3,790,000	4,152,248
5.75% 1/1/18-13 (AMBAC)	670,000	734,039
		32,569,609
Special Tax Bonds – 0.84%
Virgin Islands Public Finance
Authority Revenue (Matching
Fund Loan) Series A
5.25% 10/1/22	1,785,000	1,920,107
		1,920,107
State General Obligation Bonds – 2.50%
Minnesota State
5.00% 11/1/20 (FSA)	5,500,000	5,744,255
		5,744,255
Transportation Revenue Bonds – 0.92%
Minneapolis/St. Paul
Metropolitan Airports
Commission Revenue Series A
5.00% 1/1/22 (MBIA)	2,000,000	2,111,160
		2,111,160
Total Municipal Bonds
(cost $223,568,351)		240,110,813

Total Value of Securities – 104.68%
(cost $223,568,351)		240,110,813
Liabilities Net of Receivables and
Other Assets – (4.68%)*		(10,742,390)
Net Assets Applicable to 20,955,147
Shares Outstanding – 100.00%		$229,368,423

Net Asset Value – Delaware Tax-Free Minnesota Insured
Fund Class A ($208,106,704 / 19,013,548 Shares)		$10.95

Net Asset Value – Delaware Tax-Free Minnesota Insured
Fund Class B ($9,185,628 / 840,057 Shares)		$10.93

Net Asset Value – Delaware Tax-Free Minnesota Insured
Fund Class C ($12,076,091 / 1,101,542 Shares)		$10.96

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$212,843,046
Accumulated net realized loss on investments		(17,085)
Net unrealized appreciation of investments		16,542,462
Total net assets		$229,368,423

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
CIFG — CDC IXIS Financial Guaranty
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
VA — Insured by the Veterans Administration

^	Zero coupon security. The interest rate shown is the yield at the time of purchase.

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

&[1]	Security held in a trust in connection with the Inverse Floater security $4,585,000, 6.696%, 1/1/13.

&[2]	Security held in a trust in connection with the Inverse Floater security $1,605,000, 7.406%, 2/1/21.

&[3]	Security held in a trust in connection with the Inverse Floater security $3,440,000, 7.406%, 2/1/20.

&[4]	Security held in a trust in connection with the Inverse Floater security $3,645,000, 7.406%, 2/1/21.

*	Includes $13,275,000 in liability for Inverse Floater programs. See Note 7 in “Notes to Financial Statements.”

For additional information on the Inverse Floater programs, see Note 7 in “Notes to Financial Statements.”

Net Asset Value and Offering Price Per Share – Delaware Tax-Free Minnesota Insured Fund
Net asset value Class A (A)	$10.95
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.47

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free Minnesota Intermediate Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.13%
Corporate-Backed Revenue Bonds – 3.34%
Laurentian Energy Authority I
Cogeneration Revenue
Series A 5.00% 12/1/21	$750,000	$775,478
Minneapolis Community
Development Agency
Supported Revenue
Common Bond Fund Series 4
6.20% 6/1/17	1,055,000	1,059,937
		1,835,415
Education Revenue Bonds – 12.13%
Minneapolis Art Center Facilities
Revenue (Walker Art Center
Project) 5.125% 7/1/21	2,250,000	2,356,874
Minnesota State Higher Education
Facilities Authority Revenue
(Augsburg College)
Series 6-J1 5.00% 5/1/28	750,000	783,720
(Macalester College)
Series 6-P 4.25% 3/1/27	750,000	750,908
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,717,566
St. Cloud Housing &
Redevelopment Authority
Revenue (State University
Foundation Project)
5.00% 5/1/23	1,000,000	1,050,330
		6,659,398
Electric Revenue Bonds – 1.97%
Chaska Electric Revenue
(Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	1,082,160
		1,082,160
Escrowed to Maturity Bonds – 2.11%
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,158,470
		1,158,470
Health Care Revenue Bonds – 23.29%
Apple Valley Economic
Development Authority
Health Care Revenue
(Evercare Senior Living
Projects) Series A
6.00% 12/1/25	500,000	508,355
Bemidji Hospital Facilities First
Meeting Revenue (North
Country Health Services)
5.00% 9/1/24 (RADIAN)	500,000	520,360
Breckenridge Catholic Health
Initiatives Series A
5.00% 5/1/30	500,000	525,320
Glencoe Health Care Facilities
Revenue (Glencoe Regional
Health Services Project)
5.00% 4/1/20	1,250,000	1,301,963
Maple Grove Health Care
Facilities Revenue (North
Memorial Health Care)
5.00% 9/1/29	1,000,000	1,050,890
Minneapolis Health Care System
Revenue (Allina Health
Systems) Series A
5.75% 11/15/32	1,500,000	1,626,824
Minneapolis/St. Paul Housing
& Redevelopment Authority
Health Care System (Health
Partners Obligation Group
Project) 6.00% 12/1/17	1,125,000	1,240,695
Moorhead Economic Development
Authority Multifamily Revenue
(Eventide Lutheran Home
Project) 4.70% 6/1/18	475,000	475,865
Northfield Hospital Revenue
5.25% 11/1/21	1,000,000	1,066,730
Oakdale Elderly Housing
Revenue (PHM/Oakdale Inc.
Project) 5.75% 3/1/18	1,400,000	1,401,344
Sherburne County Health Care
Facilities Revenue (Guardian
Angel Health Services)
5.30% 10/1/26	250,000	254,473
St. Louis Park Health Care
Facilities Revenue (Park
Nicollet Health Services)
Series B 5.50% 7/1/25	1,500,000	1,625,459
St. Paul Housing &
Redevelopment Authority
Hospital Revenue (Health
East Project) Series B
5.85% 11/1/17	1,160,000	1,193,605
		12,791,883
Housing Revenue Bonds – 8.62%
Minneapolis Multifamily Housing
Revenue (Trinity Apartments-
Section 8) Series A
6.75% 5/1/21	1,820,000	1,906,486
Minnesota State Housing
Finance Agency
Residential Housing
Series I 5.10% 7/1/20 (AMT)	785,000	810,670
Series M 4.85% 7/1/31 (AMT)	1,000,000	1,022,380
Minnesota State Housing
Finance Agency Single Family
Mortgage Series J
5.90% 7/1/28 (AMT)	420,000	433,150
@Park Rapids Multifamily Revenue
(The Court Apartments
Project-Section 8)
6.05% 8/1/12	570,000	559,541
		4,732,227

(continues)     13

Statements of net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 3.87%
Edina Housing & Redevelopment
Authority Public Project
Revenue (Appropriate Lease
Obligation) 5.125% 2/1/19	$1,000,000	$1,054,610
Hibbing Economic Development
Authority Revenue
(Hibbing Lease Obligation)
6.10% 2/1/08	145,000	145,109
Virginia Housing &
Redevelopment Authority
Health Care Facility (Lease
Revenue) 5.25% 10/1/25	880,000	927,529
		2,127,248
Local General Obligation Bonds – 25.51%
Big Lake Independent School
District #727 Series C
5.00% 2/1/16 (FSA)	1,180,000	1,234,658
5.00% 2/1/17 (FSA)	1,000,000	1,044,090
Centennial Independent School
District #012 Series A
5.00% 2/1/18 (FSA)	1,000,000	1,054,560
5.00% 2/1/20 (FSA)	750,000	789,885
Dakota County Capital
Improvement Series A
4.75% 2/1/17	1,000,000	1,034,680
Dakota County Community
Development Agency
Governmental Housing Refunding
(Senior Housing Facilities)
Series A 5.00% 1/1/22	1,150,000	1,232,697
Hennepin County Series B
4.75% 12/1/14	1,000,000	1,037,790
Hopkins Independent
School District #270
5.125% 2/1/17 (FGIC)	2,000,000	2,124,879
Minneapolis Tax Increment
Revenue (Ivy Tower Project)
5.50% 2/1/22	415,000	422,989
Osseo Independent School
District #279 Series A
5.00% 2/1/21 (FSA)	1,500,000	1,579,770
South Washington County
Independent School
District #833 Series B
5.00% 2/1/16 (FSA)	1,560,000	1,644,036
St. Paul Independent School
District #625 Series B
5.00% 2/1/20 (FSA)	750,000	811,335
		14,011,369
§Pre-Refunded Bonds – 6.43%
Minneapolis Health Care System
Revenue (Fairview Health
Services) Series A
5.625% 5/15/32-12	1,750,000	1,923,198
Minnesota State Higher
Education Facilities Authority
Revenue (College of Art &
Design Project) Series 5-D
6.625% 5/1/20-10	1,000,000	1,067,630
Puerto Rico Commonwealth
Highway & Transportation
Authority Transportation
Refunding Series D
5.25% 7/1/38-12	500,000	539,870
		3,530,698
Special Tax Revenue Bonds – 1.54%
Puerto Rico Commonwealth
Infrastructure Financing
Authority Special Revenue
Series B 5.00% 7/1/46	800,000	844,176
		844,176
State General Obligation Bonds – 6.86%
Minnesota State 5.00% 8/1/21	2,550,000	2,694,815
•Puerto Rico Public Finance
Corporation Commonwealth
Appropriation Series A
(LOC Puerto Rico Government Bank)
5.75% 8/1/27	1,000,000	1,074,950
		3,769,765
Transportation Revenue Bonds – 1.46%
Minneapolis/St. Paul
Metropolitan Airports
Commission Series 14
5.50% 1/1/11 (AMT)	750,000	798,998
		798,998
Total Municipal Bonds
(cost $51,067,826)		53,341,807

	Number of
	Shares
Short-Term Investments – 2.28%
Money Market Instrument – 0.28%
Federated Minnesota Municipal
Cash Trust	155,375	155,375

	Principal
	Amount
•Variable Rate Demand Note – 2.00%
University of Minnesota Series C
3.50% 12/1/36	$1,100,000	1,100,000
Total Short-Term Investments
(cost $1,255,375)		1,255,375

Total Value of Securities – 99.41%
(cost $52,323,201)	$54,597,182
Receivables and Other Assets
Net of Liabilities – 0.59%	321,502
Net Assets Applicable to 5,031,509
Shares Outstanding – 100.00%	$54,918,684

Net Asset Value – Delaware Tax-Free Minnesota
Intermediate Fund Class A
($47,945,726 / 4,393,794 Shares)	$10.91
Net Asset Value – Delaware Tax-Free Minnesota
Intermediate Fund Class B
($1,869,359 / 170,871 Shares)	$10.94
Net Asset Value – Delaware Tax-Free Minnesota
Intermediate Fund Class C
($5,103,599 / 466,844 Shares)	$10.93

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$54,115,490
Accumulated net realized loss on investments	(1,470,787)
Net unrealized appreciation of investments	2,273,981
Total net assets	$54,918,684

Summary of Abbreviations:
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
LOC — Letter of Credit
RADIAN — Insured by Radian Asset Assurance

@	Illiquid security. At February 28, 2007, the aggregate amount of illiquid securities equaled $559,541, which represented 1.02% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

Net Asset Value and Offering Price Per Share – Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$10.91
Sales charge (2.75% of offering price) (B)	0.31
Offering price	$11.22

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

(continues)     15

Statements of net assets

Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.38%
Corporate-Backed Revenue Bonds – 3.80%
Cloquet Pollution Control
Revenue (Potlatch Corp.
Project) 5.90% 10/1/26	$1,700,000	$1,745,033
Laurentian Energy Authority I
Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,809,448
Sartell Environmental Improvement
Revenue (International Paper)
Series A 5.20% 6/1/27	1,750,000	1,812,475
		5,366,956
Education Revenue Bonds – 7.71%
Minnesota State Colleges &
Universities Revenue Funding
Series A 4.50% 10/1/26 (FSA)	1,000,000	1,026,230
Minnesota State Higher Education
Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	734,342
Series 6-J1 5.00% 5/1/36	1,000,000	1,038,680
(Macalester College)
Series 6-P 4.25% 3/1/32	1,500,000	1,480,650
(St. Catherine College)
Series 5-N1 5.375% 10/1/32	2,000,000	2,118,000
(University St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,608,015
University of Minnesota Special
Purpose Revenue (Supported
Stadium Debt) 5.00% 8/1/29	2,660,000	2,861,681
		10,867,598
Electric Revenue Bonds – 7.81%
Chaska Electric Revenue
(Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	1,082,160
Minnesota State Municipal Power
Agency Electric Revenue
5.00% 10/1/35	1,000,000	1,050,900
Series A 5.00% 10/1/34	2,750,000	2,876,170
Puerto Rico Electric Power
Authority Revenue Series II
5.25% 7/1/31	1,000,000	1,063,900
Southern Minnesota Municipal
Power Agency Supply System
Revenue Series A
5.25% 1/1/16 (AMBAC)	1,000,000	1,113,140
Western Minnesota Municipal
Power Agency Revenue
5.00% 1/1/36 (FSA)	2,250,000	2,419,133
Series A 5.00% 1/1/30 (MBIA)	1,335,000	1,404,580
		11,009,983
Aitkin Health Care Facilities
Revenue (Riverwood Health
Care Center) 5.50% 2/1/24	700,000	723,394
Apple Valley Economic
Development Authority
Health Care Revenue
(Augustanna Home
St. Paul Project) Series A
5.80% 1/1/30	1,000,000	1,023,650
(Evercare Senior Living
Project) Series A
6.125% 6/1/35	1,000,000	1,018,310
Bemidji Health Care Facilities
First Meeting Revenue (North
Country Health Services)
5.00% 9/1/20	1,150,000	1,222,899
5.00% 9/1/31 (RADIAN)	2,500,000	2,603,050
Breckenridge Catholic
Health Initiatives Series A
5.00% 5/1/30	2,000,000	2,101,280
Buffalo Health Care Revenue
(Central Minnesota Senior
Housing Project) Series A
5.375% 9/1/26	1,000,000	1,016,370
Detroit Lakes Housing & Health
Facilities Revenue Refunding
(Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	510,535
Duluth Economic Development
Authority Health Care
Facilities Revenue
(Benedictine Health System -
St. Mary’s Hospital)
5.25% 2/15/33	2,250,000	2,364,300
Glencoe Health Care Facilities
Revenue (Glencoe Regional
Health Services Project)
5.00% 4/1/31	1,965,000	2,030,945
Mahtomedi Senior Housing
Revenue (St. Andrews Village
Project) 5.75% 12/1/40	1,000,000	1,024,710
Maple Grove Health Care
Facilities Revenue (North
Memorial Health Care)
5.00% 9/1/35	3,590,000	3,751,872
Minneapolis Health Care
Facilities Revenue
(Augustana Chapel
View Homes) Series D
5.75% 6/1/29	1,000,000	1,034,830
(Jones-Harrison Residence
Project) 5.60% 10/1/30	1,500,000	1,529,625

	Principal
	Amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Minneapolis Health Care
System Revenue
(Allina Health Systems)
Series A 5.75% 11/15/32	$2,000,000	$2,169,100
(Fairview Health Services)
Series D 5.00% 11/15/34
(AMBAC)	1,000,000	1,064,950
Minneapolis/St. Paul Housing
& Redevelopment Authority
Health Care System (Health
Partners Obligation Group
Project) 6.00% 12/1/17	1,125,000	1,240,695
Minnesota Agricultural &
Economic Development
Board Revenue
(Benedictine Health Systems)
5.75% 2/1/29	1,000,000	1,022,630
Moorhead Economic Development
Authority Multifamily Revenue
(Eventide Project) Series A
5.15% 6/1/29	550,000	554,263
Northfield Hospital Revenue
5.375% 11/1/31	1,000,000	1,069,980
Northfield Housing &
Redevelopment Authority
(Northfield Retirement
Center) Series B
5.125% 12/1/26	750,000	748,095
Oakdale Elderly Housing
Revenue (PHM/Oakdale, Inc.
Project) 6.00% 3/1/28	1,800,000	1,802,088
Owatonna Senior Housing
Revenue (Senior Living
Project) Series A
5.80% 10/1/29	400,000	410,632
6.00% 4/1/41	1,250,000	1,295,800
Prior Lake Senior Housing
Revenue (Shepherds Path
Senior Housing) Series B
5.75% 8/1/41	1,000,000	1,026,130
Rochester Health Care Facilities
Revenue (Mayo Clinic)
5.00% 11/15/36	3,160,000	3,347,577
Shakopee Health Care Facilities
Revenue (St. Francis
Regional Medical Center)
5.25% 9/1/34	1,000,000	1,054,170
Shoreview Elderly Housing
Revenue (PHM/Shoreview
Inc. Project) 6.15% 12/1/33	1,250,000	1,275,975
St. Louis Park Health Care
Facilities Revenue (Park
Nicollet Health Services)
Series B 5.25% 7/1/30	1,000,000	1,060,820
St. Paul Housing &
Redevelopment Authority
Hospital Revenue (Health
East Project)
6.00% 11/15/25	1,000,000	1,121,230
Series A 5.70% 11/1/15	800,000	822,400
Series B 5.85% 11/1/17	250,000	257,243
St. Paul Housing &
Redevelopment Authority
Healthcare Facilities Revenue
(Health Partners Obligation
Group Project)
5.25% 5/15/36	1,000,000	1,060,850
Stillwater Health Care
Revenue (Health System
Obligation Group)
5.00% 6/1/25	2,000,000	2,099,880
5.00% 6/1/35	1,000,000	1,044,270
Twin Valley Congregate Housing
Revenue (Living Options, Inc.
Project) 5.95% 11/1/28	1,825,000	1,757,767
Woodbury Economic
Development Authority
Housing Revenue Refunding
5.65% 6/1/33	1,000,000	1,027,380
		50,289,695
Housing Revenue Bonds – 15.59%
Chanhassen Multifamily Housing
Revenue Refunding (Heritage
Park Apartments Project-
Section 8) 6.20% 7/1/30
(FHA) (AMT)	300,000	306,333
Chaska Multifamily Housing
Revenue (West Suburban
Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	949,520
@Hutchinson Multifamily
Housing Revenue (Evergreen
Apartments Project-
Section 8) 5.75% 11/1/28	1,910,000	1,864,313
Minneapolis Multifamily
Housing Revenue
(Grant Street Apartments
Project) Series A
7.25% 11/1/29	2,085,000	2,169,422
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	1,490,000	1,490,477
(Trinity Apartments-Section 8)
Series A 6.75% 5/1/21	665,000	696,601
Minneapolis/St. Paul Housing
Finance Board (Cityliving
Project) Series A-2
5.00% 12/1/38 (FNMA)
(GNMA) (AMT)	997,761	1,031,465

(continues)     17

Statements of net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota State Housing Finance
Agency Rental Housing
Series A 4.875% 8/1/24 (AMT)	$585,000	$597,267
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,326,811
Minnesota State Housing Finance
Agency Residential Housing
Series G 5.00% 7/1/36 (AMT)	1,000,000	1,027,740
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,552,074
Minnesota State Housing Finance
Agency Single Family Mortgage
Series E 6.25% 1/1/23 (AMT)	10,000	10,113
Series J 5.90% 7/1/28 (AMT)	650,000	670,352
Series M 5.875% 1/1/17	20,000	20,449
St. Cloud Housing &
Redevelopment Authority
Revenue (Sterling Heights
Apartments Project)
7.55% 4/1/39 (AMT)	530,000	564,132
St. Paul Housing &
Redevelopment Authority
Multifamily Housing Revenue
(Shelby Grotto Housing
Project) 5.50% 9/20/44
(GNMA) (FHA) (AMT)	750,000	778,583
Stillwater Multifamily
Revenue Refunding
(Orleans Homes L P Project)
5.50% 2/1/42 (AMT)	750,000	757,680
(Stillwater Cottages Project)
7.00% 11/1/16 (AMT)	680,000	694,606
Series A 6.75% 11/1/11	205,000	209,373
Series A 7.00% 11/1/27	340,000	347,300
Washington County Housing &
Redevelopment Authority
Governmental Revenue
(Briar Pond Project) Series B
7.125% 8/20/34	835,000	808,639
(Woodland Park Apartments
Project) 4.70% 10/1/32	2,075,000	2,109,092
		21,982,342
Lease Revenue Bonds – 2.88%
Andover Economic Development
Authority Public Facilities
Lease Revenue (Andover
Community Center)
5.20% 2/1/34	1,000,000	1,060,750
Hibbing Economic Development
Authority Revenue (Hibbing
Lease Obligation Project)
6.40% 2/1/12	530,000	530,106
St. Paul Port Authority
Lease Revenue
(Regions Hospital Parking
Ramp Project) Series 1
5.00% 8/1/36	1,375,000	1,405,539
(Robert Street Office Building
Project 3-11) 5.00% 12/1/27	1,000,000	1,060,170
		4,056,565
Local General Obligation Bonds – 11.66%
Chaska Independent School
District #112 Series A
4.50% 2/1/28 (MBIA)	2,000,000	2,039,280
Farmington Independent School
District #192 Series B
5.00% 2/1/27 (FSA)	1,000,000	1,069,770
Foley Independent School
District #51(Crossover School
Building) Refunding Series A
5.00% 2/1/21	1,105,000	1,198,008
Hopkins Independent School
District #270 Facilities
5.00% 2/1/26 (MBIA)	1,055,000	1,130,833
Lakeville Independent School
District #194 Series A
4.75% 2/1/22 (FSA)	1,000,000	1,043,210
Metropolitan Council Waste
Water Treatment Series B
4.375% 12/1/27	2,500,000	2,532,550
5.00% 12/1/21	500,000	539,785
Minneapolis Tax
Increment Revenue
(Ivory Tower Project)
5.70% 2/1/29	785,000	807,043
(St. Anthony Falls Project)
Refunding 5.65% 2/1/27	500,000	515,175
Moorhead Improvement Series B
5.00% 2/1/33 (MBIA)	750,000	795,653
Perham Disposal System
6.00% 5/1/22 (AMT)	1,500,000	1,583,490
St. Michael Independent School
District #885 Refunding
Series B 4.25% 2/1/27 (MBIA)	1,000,000	1,004,770
St. Paul Independent School
District #625 Series B
5.00% 2/1/20 (FSA)	750,000	811,335

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Todd Morrison Cass & Wadena
Counties United Hospital
District (Health Care
Facilities-Lakewood)
5.00% 12/1/21	$610,000	$635,425
5.125% 12/1/24	205,000	215,490
5.25% 12/1/26	490,000	518,743
		16,440,560
§Pre-Refunded Bonds – 5.96%
Little Canada Multifamily
Housing Revenue Alternative
Development (Montreal
Courts Apartments Project)
Series A 6.25% 12/1/27-07	1,250,000	1,272,538
Minneapolis Community
Development Agency
(Supported Development
Revenue) Series G-3
5.45% 12/1/31-11	1,000,000	1,076,330
Minneapolis Health Care System
Revenue (Fairview Health
Services) Series A
5.625% 5/15/32-12	2,000,000	2,197,939
Minnesota State Higher
Education Facilities Authority
Revenue (College of Art &
Design Project) Series 5-D
6.75% 5/1/26-10	500,000	534,805
Perham Hospital District Senior
Congregate Housing Facilities
Revenue (Briarwood Project)
6.25% 11/1/22-07	620,000	629,263
Puerto Rico Commonwealth
Highway & Transportation
Authority Transportation
Refunding Series D
5.25% 7/1/38-12	1,500,000	1,619,610
Rochester Multifamily
Housing Revenue (Wedum
Shorewood Campus Project)
6.60% 6/1/36-09	990,000	1,068,012
		8,398,497
Special Tax Bonds – 2.12%
Puerto Rico Commonwealth
Infrastructure Financing
Authority Special Revenue
Series B 5.00% 7/1/46	800,000	844,176
St. Paul Port Authority
(Brownfields Redevelopment
Series 2 5.00% 3/1/37	1,000,000	1,070,300
Virgin Islands Public Finance
Authority Revenue (Senior-
Lien-Matching Fund Loan
Note) Series A 5.25% 10/1/24	1,000,000	1,075,690
		2,990,166
State General Obligation Bonds – 2.70%
Minnesota State Refunding &
Various Purposes
5.625% 11/1/17	2,160,000	2,205,792
Puerto Rico Commonwealth
Public Improvement Series A
5.00% 7/1/34	500,000	524,535
Puerto Rico Government
Development Bank Senior
Notes Series B
5.00% 12/1/14	1,000,000	1,072,760
		3,803,087
Transportation Revenue Bonds – 1.49%
Minneapolis/St. Paul
Metropolitan Airports
Commission Revenue
Series A 5.00% 1/1/28
(MBIA)	2,000,000	2,099,440
		2,099,440

Total Municipal Bonds
(cost $132,776,331)		137,304,889

Short-Term Investments – 1.70%
•Variable Rate Demand Notes – 1.70%
St. Paul Port Authority Industrial
Development Revenue
(Camada Limited Partnership-
711) 3.75% 12/1/22 (AMT)	100,000	100,000
University of Minnesota Series C
3.50% 12/1/36	2,300,000	2,300,000

Total Short-Term Investments
(cost $2,400,000)		2,400,000

Total Value of Securities – 99.08%
(cost $135,176,331)		139,704,889
Receivables and Other Assets
Net of Liabilities – 0.92%		1,295,610
Net Assets Applicable to 13,208,263
Shares Outstanding – 100.00%		$141,000,499

Net Asset Value – Delaware Minnesota High-Yield
Municipal Bond Fund Class A
($106,695,402 / 9,998,959 Shares)	$10.67

Net Asset Value – Delaware Minnesota High-Yield
Municipal Bond Fund Class B
($9,402,725 / 879,865 Shares)	$10.69

Net Asset Value – Delaware Minnesota High-Yield
Municipal Bond Fund Class C
($24,902,372 / 2,329,439 Shares)	$10.69

(continues)     19

Statements of net assets

Delaware Minnesota High-Yield Municipal Bond Fund

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$138,919,482
Accumulated net realized loss on investments	(2,447,541)
Net unrealized appreciation of investments	4,528,558
Total net assets	$141,000,499

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FHA — Insured by the Federal Housing Administration
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

@	Illiquid security. At February 28, 2007, the aggregate amount of illiquid securities equaled $1,864,313, which represented 1.32% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

Net Asset Value and Offering Price Per Share – Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$10.67
Sales charge (4.50% of offering price) (B)	0.50
Offering price	$11.17

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of operations

Six Months Ended February 28, 2007 (Unaudited)

			Delaware	Delaware
	Delaware	Delaware	Tax-Free	Minnesota
	Tax-Free	Tax-Free	Minnesota	High-Yield
	Minnesota	Minnesota	Intermediate	Municipal
	Fund	Insured Fund	Fund	Bond Fund
Investment Income:
Interest	$10,749,190	$5,907,102	$1,313,231	$3,158,292

Expenses:
Management fees	1,114,793	575,312	135,296	346,286
Interest and related expenses	601,905	259,321	—	6,805
Distribution expenses – Class A	473,753	260,602	58,933	117,961
Distribution expenses – Class B	53,901	47,510	9,618	46,707
Distribution expenses – Class C	77,293	60,972	25,176	108,363
Dividend disbursing and transfer agent fees and expenses	101,824	64,594	18,431	36,896
Accounting and administration expenses	81,076	46,025	10,824	25,184
Trustees’ fees and benefits	64,092	35,561	8,652	18,850
Legal fees	25,677	19,505	8,986	7,644
Audit and tax	16,274	6,842	6,523	7,708
Reports and statements to shareholders	15,588	11,884	5,795	5,924
Custodian fees	13,985	6,962	2,167	3,593
Registration fees	13,303	9,012	8,686	15,448
Insurance fees	5,172	2,724	654	1,957
Consulting fees	4,055	3,579	980	1,156
Pricing fees	2,471	662	805	1,872
Taxes (other than taxes on income)	703	438	—	208
Trustees’ expenses	684	573	79	284
Dues and services	459	141	92	123
	2,667,008	1,412,219	301,697	752,969
Less expenses absorbed or waived	(48,034)	(28,431)	(41,057)	(60,186)
Less waived distribution expenses – Class A	—	—	(23,573)	—
Less expense paid indirectly	(2,144)	(405)	(255)	(985)
Total expenses	2,616,830	1,383,384	236,812	691,798
Net Investment Income	8,132,360	4,523,718	1,076,419	2,466,494

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	39,222	68,924	(14,575)	94,542
Net change in unrealized appreciation/depreciation of investments	3,161,716	1,176,360	274,754	1,595,466
Net Realized and Unrealized Gain on Investments	3,200,938	1,245,284	260,179	1,690,008

Net Increase in Net Assets Resulting from Operations	$11,333,298	$5,769,002	$1,336,598	$4,156,502

See accompanying notes

Statements of changes in net assets

	Delaware Tax-Free		Delaware Tax-Free Minnesota
	Minnesota Fund		Insured Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,132,360	$16,164,300	$4,523,718	$9,407,580
Net realized gain (loss) on investments	39,222	420,471	68,924	(191,561)
Net change in unrealized appreciation/depreciation of investments	3,161,716	(5,618,279)	1,176,360	(4,320,530)
Net increase in net assets resulting from operations	11,333,298	10,966,492	5,769,002	4,895,489

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(7,710,967)	(15,322,571)	(4,165,324)	(8,597,833)
Class B	(178,697)	(413,101)	(154,331)	(363,586)
Class C	(255,575)	(487,162)	(197,465)	(397,631)

Net realized gain on investments:
Class A	(332,881)	(767,541)	—	(438,581)
Class B	(9,630)	(26,047)	—	(23,729)
Class C	(13,628)	(29,894)	—	(24,664)
	(8,501,378)	(17,046,316)	(4,517,120)	(9,846,024)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,721,096	46,525,876	3,341,396	11,550,587
Class B	386,721	806,782	125,800	359,427
Class C	2,161,626	4,424,369	267,412	1,930,187

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,229,279	10,254,675	2,788,871	6,080,360
Class B	117,007	273,926	117,205	294,382
Class C	217,067	399,762	137,458	296,875
	28,832,796	62,685,390	6,778,142	20,511,818
Cost of shares repurchased:
Class A	(24,953,850)	(33,894,118)	(12,013,955)	(26,983,677)
Class B	(1,318,813)	(2,326,335)	(1,291,610)	(2,559,927)
Class C	(1,630,099)	(3,458,556)	(951,087)	(1,699,163)
	(27,902,762)	(39,679,009)	(14,256,652)	(31,242,767)
Increase (decrease) in net assets derived from capital share transactions	930,034	23,006,381	(7,478,510)	(10,730,949)
Net Increase (Decrease) in Net Assets	3,761,954	16,926,557	(6,226,628)	(15,681,484)

Net Assets:
Beginning of period	408,198,735	391,272,178	235,595,051	251,276,535
End of period	$411,960,689	$408,198,735	$229,368,423	$235,595,051

Distributions in excess of net investment income	$(22,418)	$(22,418)	$—	$—

See accompanying notes

	Delaware Tax-Free Minnesota		Delaware Minnesota High-Yield
	Intermediate Fund		Municipal Bond Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,076,419	$2,195,840	$2,466,494	$4,085,620
Net realized gain (loss) on investments	(14,575)	(181,095)	94,542	(187,727)
Net change in unrealized appreciation/depreciation of investments	274,754	(652,780)	1,595,466	(226,433)
Net increase in net assets resulting from operations	1,336,598	1,361,965	4,156,502	3,671,460

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(964,007)	(1,965,980)	(1,937,397)	(3,084,904)
Class B	(31,056)	(71,129)	(156,550)	(353,881)
Class C	(81,356)	(158,749)	(362,844)	(628,298)
	(1,076,419)	(2,195,858)	(2,456,791)	(4,067,083)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,835,032	4,468,732	21,183,319	33,135,160
Class B	20,568	12,810	603,200	1,943,331
Class C	191,747	1,086,994	5,803,604	7,697,199

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	691,407	1,416,395	1,239,166	1,867,441
Class B	24,240	53,171	106,570	227,202
Class C	61,095	116,926	261,691	437,783
	3,824,089	7,155,028	29,197,550	45,308,116
Cost of shares repurchased:
Class A	(4,105,054)	(9,830,857)	(4,506,819)	(11,064,882)
Class B	(177,749)	(841,634)	(1,007,926)	(3,010,441)
Class C	(334,492)	(1,961,559)	(1,980,215)	(3,355,422)
	(4,617,295)	(12,634,050)	(7,494,960)	(17,430,745)
Increase (decrease) in net assets derived from capital share transactions	(793,206)	(5,479,022)	21,702,590	27,877,371
Net Increase (Decrease) in Net Assets	(533,027)	(6,312,915)	23,402,301	27,481,748

Net Assets:
Beginning of period	55,451,711	61,764,626	117,598,198	90,116,450
End of period (there was no undistributed income at either period end)	$54,918,684	$55,451,711	$141,000,499	$117,598,198

See accompanying notes

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 12.490	$ 12.690	$ 12.620	$ 12.450	$ 12.610	$ 12.570

Income (loss) from investment operations:
Net investment income	0.252	0.511	0.527	0.590	0.622	0.634
Net realized and unrealized gain (loss) on investments	0.102	(0.172)	0.222	0.348	(0.148)	0.037
Total from investment operations	0.354	0.339	0.749	0.938	0.474	0.671

Less dividends and distributions from:
Net investment income	(0.253)	(0.513)	(0.526)	(0.600)	(0.625)	(0.631)
Net realized gain on investments	(0.011)	(0.026)	(0.153)	(0.168)	(0.009)	—
Total dividends and distributions	(0.264)	(0.539)	(0.679)	(0.768)	(0.634)	(0.631)

Net asset value, end of period	$ 12.580	$ 12.490	$ 12.690	$ 12.620	$ 12.450	$ 12.610

Total return[2]	2.86%	2.78%	6.12%	7.72%	3.80%	5.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 385,361	$ 381,720	$ 364,491	$ 348,000	$ 340,029	$ 356,522
Ratio of expenses to average net assets[3]	1.24%	1.19%	1.12%	1.08%	1.17%	1.18%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.27%	1.20%	1.13%	1.08%	1.17%	1.18%
Ratio of net investment income to average net assets	4.06%	4.11%	4.19%	4.68%	4.90%	5.11%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.03%	4.10%	4.18%	4.68%	4.90%	5.11%
Portfolio turnover	9%	13%	10%	25%	27%	13%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

24

Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 12.500	$ 12.700	$ 12.630	$ 12.460	$ 12.620	$ 12.580

Income (loss) from investment operations:
Net investment income	0.205	0.418	0.433	0.496	0.529	0.540
Net realized and unrealized gain (loss) on investments	0.102	(0.172)	0.222	0.348	(0.150)	0.037
Total from investment operations	0.307	0.246	0.655	0.844	0.379	0.577

Less dividends and distributions from:
Net investment income	(0.206)	(0.420)	(0.432)	(0.506)	(0.530)	(0.537)
Net realized gain on investments	(0.011)	(0.026)	(0.153)	(0.168)	(0.009)	—
Total dividends and distributions	(0.217)	(0.446)	(0.585)	(0.674)	(0.539)	(0.537)

Net asset value, end of period	$ 12.590	$ 12.500	$ 12.700	$ 12.630	$ 12.460	$ 12.620

Total return[2]	2.48%	2.01%	5.33%	6.91%	3.02%	4.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10,615	$ 11,354	$ 12,810	$ 14,588	$ 16,394	$ 17,043
Ratio of expenses to average net assets[3]	1.99%	1.94%	1.87%	1.83%	1.92%	1.93%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	2.02%	1.95%	1.88%	1.83%	1.92%	1.93%
Ratio of net investment income to average net assets	3.31%	3.36%	3.44%	3.93%	4.15%	4.36%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.28%	3.35%	3.43%	3.93%	4.15%	4.36%
Portfolio turnover	9%	13%	10%	25%	27%	13%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

(continues)     25

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 12.530	$ 12.720	$ 12.650	$ 12.480	$ 12.640	$ 12.590

Income (loss) from investment operations:
Net investment income	0.205	0.418	0.433	0.495	0.529	0.540
Net realized and unrealized gain (loss) on investments	0.102	(0.162)	0.222	0.348	(0.151)	0.047
Total from investment operations	0.307	0.256	0.655	0.843	0.378	0.587

Less dividends and distributions from:
Net investment income	(0.206)	(0.420)	(0.432)	(0.505)	(0.529)	(0.537)
Net realized gain on investments	(0.011)	(0.026)	(0.153)	(0.168)	(0.009)	—
Total dividends and distributions	(0.217)	(0.446)	(0.585)	(0.673)	(0.538)	(0.537)

Net asset value, end of period	$ 12.620	$ 12.530	$ 12.720	$ 12.650	$ 12.480	$ 12.640

Total return[2]	2.47%	2.08%	5.32%	6.90%	3.01%	4.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 15,985	$ 15,125	$ 13,971	$ 10,811	$ 10,161	$ 7,682
Ratio of expenses to average net assets[3]	1.99%	1.94%	1.87%	1.83%	1.92%	1.93%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	2.02%	1.95%	1.88%	1.83%	1.92%	1.93%
Ratio of net investment income to average net assets	3.31%	3.36%	3.44%	3.93%	4.15%	4.36%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.28%	3.35%	3.43%	3.93%	4.15%	4.36%
Portfolio turnover	9%	13%	10%	25%	27%	13%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

26

Delaware Tax-Free Minnesota Insured Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.890	$ 11.110	$ 11.020	$ 10.740	$ 10.940	$ 10.900

Income (loss) from investment operations:
Net investment income	0.216	0.438	0.446	0.479	0.498	0.514
Net realized and unrealized gain (loss) on investments	0.060	(0.200)	0.138	0.282	(0.197)	0.038
Total from investment operations	0.276	0.238	0.584	0.761	0.301	0.552

Less dividends and distributions from:
Net investment income	(0.216)	(0.436)	(0.445)	(0.481)	(0.501)	(0.512)
Net realized gain on investments	—	(0.022)	(0.049)	—	—	—
Total dividends and distributions	(0.216)	(0.458)	(0.494)	(0.481)	(0.501)	(0.512)

Net asset value, end of period	$ 10.950	$ 10.890	$ 11.110	$ 11.020	$ 10.740	$ 10.940

Total return[2]	2.56%	2.23%	5.42%	7.20%	2.75%	5.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 208,107	$ 212,859	$ 226,671	$ 227,018	$ 231,738	$ 239,763
Ratio of expenses to average net assets[3]	1.13%	1.08%	1.01%	0.99%	1.08%	1.14%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.16%	1.09%	1.02%	0.99%	1.08%	1.14%
Ratio of net investment income to average net assets	4.01%	4.03%	4.05%	4.37%	4.52%	4.78%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.98%	4.02%	4.04%	4.37%	4.52%	4.78%
Portfolio turnover	5%	5%	10%	15%	30%	15%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

(continues)     27

Financial highlights

Delaware Tax-Free Minnesota Insured Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.880	$ 11.100	$ 11.010	$ 10.730	$ 10.940	$ 10.890

Income (loss) from investment operations:
Net investment income	0.176	0.357	0.364	0.397	0.415	0.433
Net realized and unrealized gain (loss) on investments	0.050	(0.200)	0.137	0.282	(0.207)	0.048
Total from investment operations	0.226	0.157	0.501	0.679	0.208	0.481

Less dividends and distributions from:
Net investment income	(0.176)	(0.355)	(0.362)	(0.399)	(0.418)	(0.431)
Net realized gain on investments	—	(0.022)	(0.049)	—	—	—
Total dividends and distributions	(0.176)	(0.377)	(0.411)	(0.399)	(0.418)	(0.431)

Net asset value, end of period	$ 10.930	$ 10.880	$ 11.100	$ 11.010	$ 10.730	$ 10.940

Total return[2]	2.09%	1.47%	4.64%	6.41%	1.89%	4.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 9,185	$ 10,182	$ 12,337	$ 14,317	$ 15,647	$ 14,341
Ratio of expenses to average net assets[3]	1.88%	1.83%	1.76%	1.74%	1.83%	1.89%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.91%	1.84%	1.77%	1.74%	1.83%	1.89%
Ratio of net investment income to average net assets	3.26%	3.28%	3.30%	3.62%	3.77%	4.03%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.23%	3.27%	3.29%	3.62%	3.77%	4.03%
Portfolio turnover	5%	5%	10%	15%	30%	15%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

28

Delaware Tax-Free Minnesota Insured Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.900	$ 11.120	$ 11.030	$ 10.750	$ 10.950	$ 10.910

Income (loss) from investment operations:
Net investment income	0.176	0.356	0.364	0.396	0.414	0.433
Net realized and unrealized gain (loss) on investments	0.060	(0.200)	0.137	0.282	(0.197)	0.038
Total from investment operations	0.236	0.156	0.501	0.678	0.217	0.471

Less dividends and distributions from:
Net investment income	(0.176)	(0.354)	(0.362)	(0.398)	(0.417)	(0.431)
Net realized gain on investments	—	(0.022)	(0.049)	—	—	—
Total dividends and distributions	(0.176)	(0.376)	(0.411)	(0.398)	(0.417)	(0.431)

Net asset value, end of period	$ 10.960	$ 10.900	$ 11.120	$ 11.030	$ 10.750	$ 10.950

Total return[2]	2.18%	1.46%	4.63%	6.39%	1.97%	4.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 12,076	$ 12,554	$ 12,269	$ 12,028	$ 11,966	$ 6,083
Ratio of expenses to average net assets[3]	1.88%	1.83%	1.76%	1.74%	1.83%	1.89%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.91%	1.84%	1.77%	1.74%	1.83%	1.89%
Ratio of net investment income to average net assets	3.26%	3.28%	3.30%	3.62%	3.77%	4.03%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.23%	3.27%	3.29%	3.62%	3.77%	4.03%
Portfolio turnover	5%	5%	10%	15%	30%	15%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

(continues)     29

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.860	$ 11.010	$ 10.890	$ 10.630	$ 10.720	$ 10.580

Income (loss) from investment operations:
Net investment income	0.221	0.429	0.407	0.444	0.469	0.512
Net realized and unrealized gain (loss) on investments	0.050	(0.150)	0.120	0.260	(0.088)	0.138
Total from investment operations	0.271	0.279	0.527	0.704	0.381	0.650

Less dividends and distributions from:
Net investment income	(0.221)	(0.429)	(0.407)	(0.444)	(0.471)	(0.510)
Total dividends and distributions	(0.221)	(0.429)	(0.407)	(0.444)	(0.471)	(0.510)

Net asset value, end of period	$ 10.910	$ 10.860	$ 11.010	$ 10.890	$ 10.630	$ 10.720

Total return[2]	2.51%	2.62%	4.93%	6.73%	3.59%	6.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 47,946	$ 48,297	$ 52,958	$ 57,012	$ 57,635	$ 51,034
Ratio of expenses to average net assets[3]	0.77%	0.75%	0.79%	0.89%	0.96%	0.98%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.02%	0.97%	0.95%	1.00%	1.06%	0.98%
Ratio of net investment income to average net assets	4.08%	3.96%	3.72%	4.10%	4.32%	4.86%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.83%	3.74%	3.56%	3.99%	4.22%	4.86%
Portfolio turnover	14%	11%	25%	30%	23%	35%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly for the years ended August 31, 2004, 2003, and 2002 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

30

Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.890	$ 11.040	$ 10.920	$ 10.650	$ 10.740	$ 10.600

Income (loss) from investment operations:
Net investment income	0.175	0.337	0.314	0.352	0.377	0.423
Net realized and unrealized gain (loss) on investments	0.050	(0.150)	0.120	0.270	(0.088)	0.137
Total from investment operations	0.225	0.187	0.434	0.622	0.289	0.560

Less dividends and distributions from:
Net investment income	(0.175)	(0.337)	(0.314)	(0.352)	(0.379)	(0.420)
Total dividends and distributions	(0.175)	(0.337)	(0.314)	(0.352)	(0.379)	(0.420)

Net asset value, end of period	$ 10.940	$ 10.890	$ 11.040	$ 10.920	$ 10.650	$ 10.740

Total return[2]	2.07%	1.75%	4.03%	5.91%	2.70%	5.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,869	$ 1,993	$ 2,811	$ 3,224	$ 4,002	$ 2,852
Ratio of expenses to average net assets[3]	1.62%	1.60%	1.64%	1.74%	1.81%	1.83%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.77%	1.72%	1.70%	1.75%	1.83%	1.83%
Ratio of net investment income to average net assets	3.23%	3.11%	2.87%	3.25%	3.47%	4.01%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.08%	2.99%	2.81%	3.24%	3.45%	4.01%
Portfolio turnover	14%	11%	25%	30%	23%	35%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly for the years ended August 31, 2004, 2003, and 2002 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

(continues)     31

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.880	$ 11.030	$ 10.910	$ 10.640	$ 10.730	$ 10.590

Income (loss) from investment operations:
Net investment income	0.175	0.337	0.314	0.352	0.377	0.423
Net realized and unrealized gain (loss) on investments	0.050	(0.150)	0.120	0.270	(0.088)	0.137
Total from investment operations	0.225	0.187	0.434	0.622	0.289	0.560

Less dividends and distributions from:
Net investment income	(0.175)	(0.337)	(0.314)	(0.352)	(0.379)	(0.420)
Total dividends and distributions	(0.175)	(0.337)	(0.314)	(0.352)	(0.379)	(0.420)

Net asset value, end of period	$ 10.930	$ 10.880	$ 11.030	$ 10.910	$ 10.640	$ 10.730

Total return[2]	2.08%	1.75%	4.04%	5.91%	2.71%	5.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 5,104	$ 5,162	$ 5,996	$ 7,188	$ 6,544	$ 4,887
Ratio of expenses to average net assets[3]	1.62%	1.60%	1.64%	1.74%	1.81%	1.83%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.77%	1.72%	1.70%	1.75%	1.83%	1.83%
Ratio of net investment income to average net assets	3.23%	3.11%	2.87%	3.25%	3.47%	4.01%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.08%	2.99%	2.81%	3.24%	3.45%	4.01%
Portfolio turnover	14%	11%	25%	30%	23%	35%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly for the years ended August 31, 2004, 2003, and 2002 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

32

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.530	$ 10.610	$ 10.240	$ 9.910	$ 9.950	$ 9.900

Income (loss) from investment operations:
Net investment income	0.216	0.445	0.469	0.512	0.550	0.586
Net realized and unrealized gain (loss) on investments	0.139	(0.082)	0.372	0.328	(0.030)	0.056
Total from investment operations	0.355	0.363	0.841	0.840	0.520	0.642

Less dividends and distributions from:
Net investment income	(0.215)	(0.443)	(0.471)	(0.510)	(0.560)	(0.592)
Total dividends and distributions	(0.215)	(0.443)	(0.471)	(0.510)	(0.560)	(0.592)

Net asset value, end of period	$ 10.670	$ 10.530	$ 10.610	$ 10.240	$ 9.910	$ 9.950

Total return[2]	3.41%	3.54%	8.40%	8.65%	5.33%	6.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 106,695	$ 87,504	$ 63,802	$ 42,636	$ 36,644	$ 34,867
Ratio of expenses to average net assets[3]	0.92%	0.89%	0.89%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.01%	1.00%	0.98%	1.00%	1.04%	1.01%
Ratio of net investment income to average net assets	4.10%	4.26%	4.50%	5.03%	5.48%	5.98%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.01%	4.15%	4.41%	4.78%	5.19%	5.72%
Portfolio turnover	9%	4%	3%	24%	32%	33%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly for the period ended February 28, 2007, includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

(continues)     33

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.550	$ 10.630	$ 10.250	$ 9.930	$ 9.970	$ 9.910

Income (loss) from investment operations:
Net investment income	0.177	0.367	0.391	0.435	0.475	0.513
Net realized and unrealized gain (loss) on investments	0.139	(0.082)	0.381	0.318	(0.030)	0.063
Total from investment operations	0.316	0.285	0.772	0.753	0.445	0.576

Less dividends and distributions from:
Net investment income	(0.176)	(0.365)	(0.392)	(0.433)	(0.485)	(0.516)
Total dividends and distributions	(0.176)	(0.365)	(0.392)	(0.433)	(0.485)	(0.516)

Net asset value, end of period	$ 10.690	$ 10.550	$ 10.630	$ 10.250	$ 9.930	$ 9.970

Total return[3]	3.02%	2.77%	7.68%	7.71%	4.55%	6.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 9,403	$ 9,578	$ 10,505	$ 12,463	$ 12,513	$ 13,379
Ratio of expenses to average net assets[3]	1.67%	1.64%	1.64%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.76%	1.75%	1.73%	1.75%	1.79%	1.76%
Ratio of net investment income to average net assets	3.35%	3.51%	3.75%	4.28%	4.73%	5.23%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.26%	3.40%	3.66%	4.03%	4.44%	4.97%
Portfolio turnover	9%	4%	3%	24%	32%	33%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly for the period ended February 28, 2007, includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

34

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$10.550	$10.630	$10.250	$9.930	$9.970	$9.910

Income (loss) from investment operations:
Net investment income	0.177	0.367	0.391	0.435	0.475	0.513
Net realized and unrealized gain (loss) on investments	0.139	(0.082)	0.381	0.318	(0.030)	0.063
Total from investment operations	0.316	0.285	0.772	0.753	0.445	0.576

Less dividends and distributions from:
Net investment income	(0.176)	(0.365)	(0.392)	(0.433)	(0.485)	(0.516)
Total dividends and distributions	(0.176)	(0.365)	(0.392)	(0.433)	(0.485)	(0.516)

Net asset value, end of period	$10.690	$10.550	$10.630	$10.250	$9.930	$9.970

Total return[2]	3.02%	2.76%	7.68%	7.71%	4.54%	6.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,902	$20,516	$15,809	$11,435	$10,754	$7,840
Ratio of expenses to average net assets[3]	1.67%	1.64%	1.64%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.76%	1.75%	1.73%	1.75%	1.79%	1.76%
Ratio of net investment income to average net assets	3.35%	3.51%	3.75%	4.28%	4.73%	5.23%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.26%	3.40%	3.66%	4.03%	4.44%	4.97%
Portfolio turnover	9%	4%	3%	24%	32%	33%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly for the period ended February 28, 2007, includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

35

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

February 28, 2007 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Tax Free Funds is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Insured Funds, Voyageur Tax Free Funds and Voyageur Intermediate Tax Free Funds are individually referred to as “Trust” and collectively as the “the Trusts.” These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a “Fund” or collectively as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L. P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and that declines from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund, depending upon the period of time the shares are held. Class B shares will automatically convert to Class A on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in each Fund’s net asset value calculations as late as each Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, each Fund will incorporate FIN 48 in its semiannual report on February 28, 2008. Although each Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on each Fund’s financial statements.

36

1. Significant Accounting Policies (continued)

Class Accounting — Investment income and common expenses are allocated to the classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Delaware Tax-Free Minnesota Fund’s, Delaware Tax-Free Minnesota Insured Fund’s, and Delaware Minnesota High-Yield Municipal Bond Fund’s participation in inverse floater programs where the Funds have transferred their own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In consideration of the conveyance of the bond, the Funds receive the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Funds, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

For the six months ended February 28, 2007, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund had an average daily liability from the participation in inverse floater programs of $31,105,000 and $13,275,000, respectively, and recorded interest expense at an average rate of 3.91% and 3.94%, respectively.

For the period September 1, 2006 through October 30, 2006, Delaware Minnesota High-Yield Municipal Bond Fund had an average daily liability from the participation in inverse floater programs of $1,000,000 and recorded interest expense at an average rate of 4.07%.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees and on the Statements of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expense, certain insurance costs and non-routine expenses or costs, do not exceed specified percentages of average daily net assets as shown below:

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
Operating expense limitation as a
percentage of average daily
net assets (per annum)	0.68%	0.64%	0.60%	0.64%
Expiration date	12/31/07	12/31/07	12/31/07	12/31/07

(continues)     37

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of such Fund’s average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to waive distribution and services fees through December 31, 2007 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for Delaware Tax-Free Minnesota Intermediate Fund.

At February 28, 2007, each Fund had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
Investment management fee payable
to DMC	$173,165	$83,963	$15,208	$51,993
Dividend disbursing, transfer agent,
accounting and administration fees
and expenses payable to DSC	63,448	38,238	11,159	23,286
Distribution fee payable to DDLP	197,368	118,321	22,496	94,649
Other expenses payable to	18,874	9,474	3,376	5,219
DMC and affiliates*

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2007, the Funds were charged internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
$10,925	$6,176	$1,459	$3,280

For the six months ended February 28, 2007, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
$29,363	$7,179	$4,521	$35,942

For the six months ended February 28, 2007, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
Class A	$11,877	$ 20	$ —	$ —
Class B	4,356	4,589	10	4,332
Class C	157	586	410	2,096

38

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees and benefits include expenses accrued by the Funds for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. For the six months ended February 28, 2007, the retirement benefit payouts were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
$50,888	$29,233	$6,902	$14,909

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2007, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
Purchases	$22,678,010	$5,278,370	$3,797,229	$28,950,926
Sales	16,956,061	5,440,025	5,552,177	5,261,159

At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007 the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
Cost of investments	$386,674,594	$210,184,210	$52,323,201	$135,095,477
Aggregate unrealized appreciation	$ 21,389,411	$ 16,654,244	$ 2,285,091	$ 4,799,173
Aggregate unrealized depreciation	(108,381)	(2,641)	(11,110)	(189,761)
Net unrealized appreciation	$ 21,281,030	$ 16,651,603	$ 2,273,981	$ 4,609,412

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2007 and year ended August 31, 2006 was as follows:

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
Six Months Ended 2/28/07*
Tax-exempt income	$ 8,145,239	$4,517,120	$1,076,419	$2,456,791
Long-term capital gain	356,139	—	—	—
Total	$ 8,501,378	$4,517,120	$1,076,419	$2,456,791

Year Ended 8/31/06
Tax-exempt income	$16,312,106	$9,369,886	$2,195,858	$4,067,083
Ordinary income	106,715	—	—	—
Long-term capital gain	627,495	476,138	—	—
Total	$17,046,316	$9,846,024	$2,195,858	$4,067,083

*Tax information for the period ended February 28, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

(continues)     39

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2007, the estimated components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$ 390,712,670	$212,843,046	$54,115,490	$138,919,482
Accumulated tax-exempt income	(22,418)	—	—	—
Capital loss carryforwards as of 2/28/07	—	—	(1,356,875)	(2,432,446)
Realized gains (losses) 9/1/06-2/28/07	12,634	(126,226)	(109,745)	(95,949)
Post-October losses	(23,227)	—	(4,167)	—
Unrealized appreciation of investments	21,281,030	16,651,603	2,273,981	4,609,412
Net assets	$411,960,689	$229,368,423	$54,918,684	$141,000,499

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount on debt instruments and tax treatment of the inverse floater program.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through February 28, 2007 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2007, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

		Delaware Tax-Free	Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	Minnesota	High-Yield Municipal
	Minnesota Fund	Insured Fund	Intermediate Fund	Bond Fund
Undistributed (Accumulated)
net investment income (loss)	$ 16,237	$ 12,956	$ —	$(9,703)
Accumulated realized gain (loss)	(16,237)	(12,956)	—	9,703

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2006 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free
	Minnesota	Minnesota High-Yield
Year of Expiration	Intermediate Fund	Municipal Bond Fund
2008	$ —	$ 179,791
2009	1,024,839	1,267,552
2010	4,037	57,521
2011	246,659	243,334
2012	—	684,248
2014	81,340	—
Total	$1,356,875	$2,432,446

For the six months ended February 28, 2007, the Delaware Tax-Free Minnesota Fund had capital gains of $12,634, which may reduce capital loss carryforwards. Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund had capital losses of $126,226, $109,745 and $95,949 respectively, which may increase the capital loss carryforwards.

40

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free
	Minnesota Fund		Insured Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
Shares sold:
Class A	1,653,901	3,740,009	305,747	1,066,208
Class B	30,853	64,648	11,531	32,933
Class C	172,021	354,758	24,490	177,451

Shares issued upon reinvestments of dividends and distributions:
Class A	417,044	824,435	255,507	559,513
Class B	9,325	22,000	10,748	27,111
Class C	17,263	32,061	12,571	27,286
	2,300,407	5,037,911	620,594	1,890,502

Shares repurchased:
Class A	(1,992,111)	(2,730,163)	(1,100,358)	(2,484,487)
Class B	(105,102)	(187,143)	(118,431)	(235,722)
Class C	(129,556)	(277,488)	(86,864)	(156,558)
	(2,226,769)	(3,194,794)	(1,305,653)	(2,876,767)
Net increase (decrease)	73,638	1,843,117	(685,059)	(986,265)

	Delaware Tax-Free Minnesota		Delaware Minnesota High-Yield
	Intermediate Fund		Municipal Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
Shares sold:
Class A	260,561	413,224	1,998,730	3,175,962
Class B	1,884	1,162	56,884	185,827
Class C	17,547	100,419	546,952	736,336

Shares issued upon reinvestment of dividends and distributions:
Class A	63,508	130,882	116,932	178,840
Class B	2,220	4,900	10,043	21,720
Class C	5,602	10,784	24,652	41,851
	351,322	661,371	2,754,193	4,340,536

Shares repurchased:
Class A	(377,075)	(907,954)	(425,701)	(1,059,998)
Class B	(16,285)	(77,656)	(95,126)	(288,064)
Class C	(30,686)	(180,541)	(186,802)	(321,249)
	(424,046)	(1,166,151)	(707,629)	(1,669,311)
Net increase (decrease)	(72,724)	(504,780)	2,046,564	2,671,225

(continues)     41

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

6. Capital Shares (continued)

For the six months ended February 28, 2007 and year ended August 31, 2006, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the Statements of Changes in Net Assets.

	Six Months Ended			Year Ended
	2/28/07			8/31/06
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund	55,356	55,398	$694,909	66,784	66,836	$ 831,110
Delaware Tax-Free Minnesota
Insured Fund	53,333	53,284	582,512	80,959	80,882	878,177
Delaware Tax-Free Minnesota
Intermediate Fund	8,462	8,479	92,427	18,914	18,958	203,874
Delaware Minnesota High-Yield
Municipal Bond Fund	57,202	57,284	606,039	167,328	167,637	1,747,428

7. Inverse Floaters

The Funds may participate in inverse floater programs where a fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (“inverse floaters”) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Funds transferred to the trust, the Funds seek to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. Securities held in trust relating to inverse floater programs are identified on the Statements of Net Assets.

Previously, the Funds treated these transactions as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

8. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2007 or at any time during the period then ended.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered “pre-refunded” when the refunding issue’s

42

9. Credit and Market Risk (continued)

proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Tax Free Minnesota Insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. At February 28, 2007, there were no Rule 144A securities. Illiquid securities have been identified on the Statements of Net Assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Fund Reorganization

On August 17, 2006, the Board of Trustees responsible for Delaware Tax-Free Minnesota Insured Fund (the “Reorganizing Fund”) approved a proposal to reorganize the Reorganizing Fund with and into the Delaware Tax-Free Minnesota Fund (the “Acquiring Fund”) subject to shareholder approval. The Board of Trustees responsible for the Delaware Tax-Free Minnesota Fund also approved the reorganization. On September 1, 2006, the Reorganizing Fund was closed to new investors. On March 30, 2007, the shareholders of the Reorganizing Fund approved the reorganization of their Fund. The reorganization took place on April 13, 2007.

12. Subsequent Event

At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

43

About the organization

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

44

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(1579)	Printed in the USA
SA-MNALL [2/07] CGI 4/07	MF-07-03-147 PO11732

Semiannual Report	Delaware
Tax-Free USA Fund

Delaware
Tax-Free USA Intermediate
Fund

Delaware
National High-Yield Municipal
Bond Fund
February 28, 2007

                                              Fixed income mutual funds

> Disclosure of Fund expenses	1
> Sector allocations and credit quality breakdowns	3
> Statements of net assets	5
> Statements of operations	25
> Statements of changes in net assets	26
> Financial highlights	27
> Notes to financial statements	36
> About the organization	44

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period September 1, 2006 to February 28, 2007

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 to February 28, 2007.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Tax-Free USA Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,030.10	0.88%	$4.43
Class B	1,000.00	1,025.30	1.64%	8.24
Class C	1,000.00	1,026.20	1.64%	8.24
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.43	0.88%	$4.41
Class B	1,000.00	1,016.66	1.64%	8.20
Class C	1,000.00	1,016.66	1.64%	8.20

Delaware Tax-Free USA Intermediate Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,025.50	0.76%	$3.82
Class B	1,000.00	1,021.20	1.61%	8.07
Class C	1,000.00	1,020.40	1.61%	8.07
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,021.03	0.76%	$3.81
Class B	1,000.00	1,016.81	1.61%	8.05
Class C	1,000.00	1,016.81	1.61%	8.05

(continues)     1

Disclosure of Fund expenses

Delaware National High-Yield Municipal Bond Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,035.00	0.92%	$4.64
Class B	1,000.00	1,031.10	1.67%	8.41
Class C	1,000.00	1,031.00	1.67%	8.41
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.23	0.92%	$4.61
Class B	1,000.00	1,016.51	1.67%	8.35
Class C	1,000.00	1,016.51	1.67%	8.35

2

Sector allocations and credit quality breakdowns

As of February 28, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free USA Fund
Percentage
Sector	of Net Assets
Municipal Bonds	97.06%
Corporate Revenue Bonds	7.87%
Education Revenue Bonds	6.58%
Electric Revenue Bonds	5.61%
Escrowed to Maturity Bonds	6.45%
Health Care Revenue Bonds	18.58%
Housing Revenue Bonds	2.24%
Lease Revenue Bonds	5.07%
Local General Obligation Bonds	7.40%
Pre-Refunded Bonds	10.61%
Special Tax Bonds	6.24%
State General Obligation Bonds	10.20%
Transportation Revenue Bonds	4.59%
Water & Sewer Revenue Bonds	5.62%
Variable Rate Demand Notes	1.19%
Total Value of Securities	98.25%
Receivables and Other Assets Net of Liabilities	1.75%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	44.24%
AA	19.12%
A	9.49%
BBB	20.12%
BB	1.10%
NR	5.93%
Total	100.00%

Delaware Tax-Free USA Intermediate Fund
Percentage
Sector	of Net Assets
Municipal Bonds	97.48%
Corporate Revenue Bonds	5.33%
Education Revenue Bonds	8.76%
Electric Revenue Bonds	5.47%
Escrowed to Maturity Bonds	0.07%
Health Care Revenue Bonds	15.22%
Housing Revenue Bonds	0.47%
Lease Revenue Bonds	4.56%
Local General Obligation Bonds	12.37%
Pre-Refunded Bonds	7.79%
Resource Recovery Bonds	0.57%
Special Tax Bonds	8.77%
State General Obligation Bonds	19.29%
Transportation Revenue Bonds	5.06%
Water & Sewer Revenue Bonds	3.75%
Variable Rate Demand Notes	1.93%
Total Value of Securities	99.41%
Receivables and Other Assets Net of Liabilities	0.59%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	44.77%
AA	20.03%
A	15.97%
BBB	12.33%
BB	0.46%
NR	6.44%
Total	100.00%

(continues)     3

Sector allocations and credit quality breakdowns

As of February 28, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware National High-Yield Municipal Bond Fund

Percentage
Sector	of Net Assets
Municipal Bonds	97.27%
Corporate Revenue Bonds	15.67%
Education Revenue Bonds	13.32%
Health Care Revenue Bonds	31.16%
Lease Revenue Bonds	3.23%
Local General Obligation Bonds	11.80%
Pre-Refunded Bonds	14.12%
Special Tax Bonds	4.63%
Transportation Revenue Bonds	3.34%
Total Value of Securities	97.27%
Receivables and Other Assets Net of Liabilities	2.73%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	7.81%
A	7.19%
BBB	30.92%
BB	3.82%
B	1.23%
NR	49.03%
Total	100.00%

4

Statements of net assets

Delaware Tax-Free USA Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.06%
Corporate Revenue Bonds – 7.87%
Brazos, Texas River Authority
Pollution Control Revenue
(Texas Utilities)
5.40% 5/1/29 (AMT)	$3,000,000	$ 3,091,920
•(TXU Energy Co. Project)
Series B 6.30% 7/1/32 (AMT)	3,500,000	3,777,900
Cloquet, Minnesota Pollution
Control Revenue (Potlatch Corp.
Project) 5.90% 10/1/26	1,695,000	1,739,901
‡@Columbus, Kansas Industrial Revenue
(ACE Electrical Acquisition)
7.00% 8/1/17 (AMT)	800,000	240,000
Connecticut State Development
Authority Pollution Control
Revenue (Connecticut Light &
Power) Series A 5.85% 9/1/28	4,000,000	4,201,960
Indianapolis, Indiana Airport Authority
Revenue Special Facilities (Federal
Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	2,925,230
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	2,045,300
Mason County, West Virginia
Pollution Control Revenue
(Appalachian Power Co. Project)
Series K 6.05% 12/1/24
(AMBAC)	3,000,000	3,206,100
Mississippi Business Finance
Corporation Pollution Control
Revenue (System Energy
Resources, Inc. Project)
5.90% 5/1/22	3,000,000	3,032,100
Petersburg, Indiana Pollution
Control Revenue (Indianapolis
Power & Light Co. Project)
6.375% 11/1/29 (AMT)	5,000,000	5,433,250
Phenix City, Alabama Industrial
Development Board Environmental
Improvement Revenue (Mead
Westvaco Corp. Project) Series A
6.35% 5/15/35 (AMT)	3,000,000	3,233,040
•Port Morrow, Oregon Pollution
Control Revenue (Portland
General Electric Co.) Series A
5.20% 5/1/33	2,600,000	2,665,364
Puerto Rico Industrial, Medical &
Environmental Pollution Control
Facilities Financing Authority
Revenue (PepsiCo Inc. Project)
6.25% 11/15/13	1,250,000	1,293,325
Richmond County, Georgia
Development Authority
Environmental Improvement
Revenue (International Paper Co.)
Series B 5.95% 11/15/25 (AMT)	5,000,000	5,325,950
South Carolina Jobs Economic
Development Authority
Industrial Revenue (South
Carolina Electric & Gas Co.
Project) Series B 5.45% 11/1/32
(AMBAC) (AMT)	500,000	534,385
Suffolk County, New York Industrial
Development Agency Revenue
(Keyspan-Port Jefferson Energy
Center) 5.25% 6/1/27 (AMT)	3,500,000	3,704,120
Sugar Creek, Missouri Industrial
Development Revenue (Lafarge
North America Project) Series A
5.65% 6/1/37 (AMT)	500,000	532,355
Sweetwater County, Wyoming
Solid Waste Disposal
Revenue (FMC Corp. Project)
5.60% 12/1/35 (AMT)	5,000,000	5,349,300
		52,331,500
Education Revenue Bonds – 6.58%
Amherst, New York Industrial
Development Agency Civic
Facilities Revenue (UBF Faculty
Student Housing) Series A
5.75% 8/1/30 (AMBAC)	1,300,000	1,407,445
Illinois Financial Authority Revenue
(Illinois Institute of Technology)
Series A 5.00% 4/1/36	2,600,000	2,725,684
Massachusetts State Development
Finance Agency Revenue
(Massachusetts College of
Pharmacy Project) Series C
5.75% 7/1/33	500,000	541,625
Massachusetts State Health &
Educational Facilities Authority
Revenue (Nichols College
Project) Series C
6.00% 10/1/17	908,000	962,271
6.125% 10/1/29	1,000,000	1,055,970
Milledgeville-Baldwin County,
Georgia Development Authority
Revenue (Georgia College &
State University Foundation
Project) 6.00% 9/1/33	1,000,000	1,112,640
Missouri State Health & Educational
Facilities Authority Educational
Facilities Revenue (University of
Health Sciences)
5.00% 6/1/31 (MBIA)	1,000,000	1,037,750

(continues)     5

Statements of net assets

Delaware Tax-Free USA Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New Hampshire Higher Educational
& Health Facilities Authority
Revenue (New Hampton School
Issue) 5.375% 10/1/28	$ 3,070,000	$ 3,156,512
New Jersey State Educational
Facilities Authority Revenue
(Stevens Institute of Technology)
Series B 5.25% 7/1/24	2,085,000	2,223,319
New York City, New York Industrial
Development Agency Civic
Facilities Revenue (Vaughn
College Aeronautics) Series B
5.00% 12/1/31	1,510,000	1,513,926
5.25% 12/1/36	1,420,000	1,451,993
North Carolina Capital Facilities
Financial Agency Revenue
(Duke University Project)
Series A 5.00% 10/1/44	3,625,000	3,874,037
Series B 4.25% 7/1/42	2,375,000	2,313,393
Oregon Health & Science University
Revenue (Capital Appreciation
Insured) Series A
5.00% 7/1/32 (MBIA)	2,000,000	2,104,240
^5.50% 7/1/21 (MBIA)	2,000,000	1,112,780
Oregon State Facilities Authority
Revenue Series A
(College Housing Northwest
Project) 5.45% 10/1/32	1,000,000	1,034,880
(College Independent
Student Housing Project)
5.25% 7/1/30 (XLCA)	1,630,000	1,765,404
(Linfield College Project)
5.00% 10/1/30	600,000	630,318
Pennsylvania State Higher
Educational Facilities Authority
Revenue (Widener University)
5.375% 7/15/29	1,000,000	1,069,160
Saint Louis, Missouri Industrial
Development Authority Revenue
(Confluence Academy Project)
Series A
5.25% 6/15/25	1,150,000	1,170,022
5.35% 6/15/32	2,300,000	2,333,925
University of Texas Revenue (FING
System) Series B 5.00% 8/15/37	7,070,000	7,556,274
University of the Virgin Islands
Series A 5.375% 6/1/34	500,000	536,470
Vermont University & State
Agriculture College
5.125% 10/1/37 (AMBAC)	1,000,000	1,054,300
		43,744,338
Electric Revenue Bonds – 5.61%
Chelan County, Washington
Public Utilities District #001
Consolidated Revenue (Chelan
Hydro System) Series A
5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	5,322,800
Emerald Peoples, Oregon
Utilities District Series A
5.25% 11/1/22 (FSA)	750,000	809,873
Missouri Joint Municipal Electric
Utilities Commission Revenue
Power Project (Plum Point
Project) 5.00% 1/1/34 (MBIA)	7,000,000	7,487,060
Missouri State Environmental
Improvement & Energy Resource
Authority Pollution Control
Revenue Refunding (St. Joseph
Light & Power Company Project)
5.85% 2/1/13 (AMBAC)	2,200,000	2,214,938
Orlando, Florida Utilities
Commission Water & Electric
Revenue 5.25% 10/1/20	925,000	990,185
Puerto Rico Electric Power
Authority Power Revenue
Series II 5.25% 7/1/31	6,000,000	6,383,400
Series NN 5.125% 7/1/29	1,400,000	1,478,946
Series PP 5.00% 7/1/25 (FGIC)	1,000,000	1,071,900
Richmond, Virginia Public Utilities
Revenue 5.00% 1/15/27 (FSA)	10,000,000	10,447,999
Sikeston, Missouri Electric Revenue
Refunding 6.00% 6/1/13 (MBIA)	1,000,000	1,129,460
		37,336,561
Escrowed to Maturity Bonds – 6.45%
Cape Girardeau County, Missouri
Industrial Development
Authority Health Care Facilities
Revenue (Southeast Missouri
Hospital) 5.25% 6/1/16 (MBIA)	440,000	478,170
^Greene County, Missouri Single
Family Mortgage Revenue
Municipal Multiplier (Private
Mortgage Insurance)
6.10% 3/1/16	1,225,000	864,262
Liberty, Missouri Sewer System
Revenue 6.00% 2/1/08 (MBIA)	130,000	132,185
Louisiana Public Facilities Authority
Hospital Revenue (Southern
Baptist Hospital, Inc. Project)
8.00% 5/15/12	4,930,000	5,458,693
Missouri State Health & Educational
Facilities Authority Health
Facilities Revenue Refunding
(SSM Health Care) Series AA
6.40% 6/1/10 (MBIA)	500,000	541,125

6

	Principal
	Amount	Value
Municipal Bonds (continued)
Escrowed to Maturity Bonds (continued)
New Jersey State Highway
Authority Garden State
Parkway General Revenue
(Senior Parkway)
5.50% 1/1/14 (FGIC)	$ 5,000,000	$ 5,553,700
5.50% 1/1/15 (FGIC)	7,310,000	8,206,060
5.50% 1/1/16 (FGIC)	1,000,000	1,133,420
Oklahoma State Turnpike
Authority Revenue (First Senior)
6.00% 1/1/22	13,535,000	16,757,413
Umatilla County, Oregon Hospital
Facility Authority Revenue
(Catholic Health Initiatives)
Series A 5.50% 3/1/32	1,000,000	1,069,340
Virgin Islands Public Finance
Authority Revenue Series A
7.30% 10/1/18	2,200,000	2,729,848
		42,924,216
Health Care Revenue Bonds – 18.58%
Akron Bath Copley, Ohio
Joint Township Hospital
District Revenue (Summa
Health System) Series A
5.25% 11/15/31 (RADIAN)	3,000,000	3,194,340
California Statewide Communities
Development Authority
Revenue (Kaiser Permenante)
5.25% 3/1/45	8,500,000	9,068,395
Cape Girardeau County, Missouri
Industrial Development Authority
Health Care Facilities Revenue
Unrefunded Balance
(Southeast Missouri Hospital)
5.25% 6/1/16 (MBIA)	560,000	603,299
(St. Francis Medical Center)
Series A 5.50% 6/1/32	1,000,000	1,069,630
Chatham County, Georgia Hospital
Authority Revenue (Memorial
Health Medical Center) Series A
6.125% 1/1/24	1,000,000	1,093,540
Cleveland-Cuyahoga County, Ohio
Port Authority Revenue Senior
Housing (St. Clarence-Geac)
Series A 6.25% 5/1/38	1,500,000	1,556,370
Colorado Health Facilities Authority
Revenue (Evangelical Lutheran)
Series A 5.25% 6/1/34	4,275,000	4,488,921
Cumberland County, Pennsylvania
Municipal Authority Revenue
(Diakon Lutheran Ministries
Project) 5.00% 1/1/36	2,570,000	2,668,020
Cuyahoga County, Ohio Revenue
(Cleveland Clinic Health
Systems) Series A 5.50% 1/1/29	7,500,000	8,087,175
Duluth, Minnesota Economic
Development Authority
Health Care Facilities Revenue
(Benedictine Health System St.
Mary’s Hospital) 5.25% 2/15/33	5,000,000	5,254,000
Florence County, South Carolina
Hospital Revenue (McLeod
Regional Medical Center Project)
Series A 5.25% 11/1/27 (FSA)	3,355,000	3,626,151
Gainesville & Hall County, Georgia
Development Authority Revenue
Senior Living Facilities (Lanier
Village Estates Project) Series C
7.25% 11/15/29	1,000,000	1,086,750
Henrico County, Virginia Economic
Development Authority Revenue
(Bon Secours Health System,
Inc.) Series A 5.60% 11/15/30	3,140,000	3,344,791
Highlands County, Florida Health
Facilities Authority Revenue
(Adventist Health System)
Series C 5.25% 11/15/36	3,500,000	3,742,865
Illinois Health Facilities
Authority Revenue (Elmhurst
Memorial Healthcare Project)
5.625% 1/1/28	2,000,000	2,138,140
Jacksonville, Florida Economic
Development Community
Health Care Facilities Revenue
(Mayo Clinic) 5.00% 11/15/36	7,000,000	7,404,600
Johnson City, Tennessee Health
and Educational Facilities Board
Hospital Revenue First Mortgage
(Mountain States Health)
Series A 5.50% 7/1/36	3,000,000	3,233,670
Joplin, Missouri Industrial
Development Authority Health
Facilities Revenue (Freeman
Health System Project)
5.375% 2/15/35	255,000	271,488
5.75% 2/15/35	405,000	445,249
Knox County, Tennessee Health
Educational & Housing Facilities
Board Hospital Revenue (East
Tennessee Hospital Project)
Series B 5.75% 7/1/33	1,000,000	1,075,650
Louisiana Public Facilities Authority
Revenue (Ochsner Clinic
Foundation Project) Series B
5.50% 5/15/32	1,500,000	1,596,990
Lucas County, Ohio Health Care
Facility Revenue (Sunset
Retirement Communities)
Series A 6.625% 8/15/30	2,000,000	2,149,020

(continues)     7

Statements of net assets

Delaware Tax-Free USA Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Massachusetts State Health &
Educational Facilities Authority
Revenue (Milford Regional
Medical Center Issue) Series E
5.00% 7/15/32	$2,000,000	$2,077,060
Michigan State Hospital Finance
Authority Revenue
(Ascension Health Credit Group)
Series B 5.25% 11/15/26	3,500,000	3,734,395
(Oakwood Obligation Group)
Series A 5.75% 4/1/32	2,500,000	2,702,775
(Trinity Health Credit)
Series C 5.375% 12/1/30	6,000,000	6,409,080
Missouri State Health & Educational
Facilities Authority Health
Facilities Revenue Refunding
(Lake Regional Health System
Project) 5.70% 2/15/34	500,000	537,095
Montgomery County, Pennsylvania
Industrial Development
Authority Revenue (Acts
Retirement Communities)
Series A 4.50% 11/15/36	2,000,000	1,950,240
Multnomah County, Oregon
Hospital Facilities Authority
Revenue (Providence Health
System) 5.25% 10/1/22	3,500,000	3,785,075
New Jersey Health Care Facilities
Financing Authority Revenue
(St. Barnabas Health Care
System) Series A 5.00% 7/1/29	3,060,000	3,185,338
New York State Dormitory
Authority Revenue (Catholic
Health Services of Long
Island-St. Francis Hospital
Project) 5.10% 7/1/34	2,500,000	2,599,875
North Carolina Medical Care
Commission Health Care
Facilities Revenue
(First Mortgage-Presbyterian
Homes) 5.40% 10/1/27	4,000,000	4,170,080
(Pennybryn at Mayfield Project)
Series A 6.125% 10/1/35	6,000,000	6,406,020
North Carolina Medical Care
Commission Hospital Revenue
(Northeast Medical Center
Project) 5.125% 11/1/34	1,250,000	1,318,825
North Kansas City, Missouri
Hospital Revenue Series A
5.00% 11/15/28 (FSA)	500,000	529,460
Prince William County, Virginia
Industrial Development
Authority Hospital Revenue
(Potomac Hospital Corp.)
5.35% 10/1/36	1,750,000	1,885,800
Puerto Rico Industrial, Tourist,
Educational, Medical &
Environmental Control Facilities
(Hospital Auxilio Mutuo
Obligated Group) Series A
6.25% 7/1/24 (MBIA)	1,200,000	1,208,772
Shelby County, Tennessee Health
Educational & Housing Facilities
Board Revenue (Trezevant
Manor Project) Series A
5.625% 9/1/26	2,500,000	2,585,150
South Carolina Jobs-Economic
Development Authority Hospital
Revenue (Hampton Regional
Medical Center Project)
5.25% 11/1/36	5,000,000	4,992,150
South Miami, Florida Health
Facilities Authority Hospital
Revenue (Baptist Health South
Florida Group) 5.25% 11/15/33	4,000,000	4,220,280
University Colorado Hospital
Authority Revenue Series A
5.25% 11/15/39	2,000,000	2,111,980
		123,608,504
Housing Revenue Bonds – 2.24%
Franklin County, Ohio Multi Family
Revenue (Alger Green) Series A
5.80% 5/20/44 (GNMA) (AMT)	1,150,000	1,218,644
Illinois Development Finance
Authority Revenue (Section 8)
Series A 5.80% 7/1/28 (MBIA)	2,790,000	2,857,296
Illinois Housing Development Authority
Multi Family Revenue (Crystal
Lake Preservation) Series A-1
5.80% 12/20/41 (GNMA)	2,000,000	2,147,260
Milwaukee, Wisconsin
Redevelopment Authority
Multifamily Revenue (City Hall
Square) 6.30% 8/1/38
(FHA) (AMT)	1,455,000	1,496,147
Missouri State Housing Development
Commission Mortgage Revenue
Single Family Homeowner
Loan A 5.20% 9/1/33 (GNMA)
(FNMA) (AMT)	270,000	278,837
Loan A 7.20% 9/1/26 (GNMA)
(FNMA) (AMT)	60,000	60,470
Loan B 7.55% 9/1/27 (GNMA)
(FNMA) (AMT)	15,000	15,246
Loan C 7.25% 9/1/26 (GNMA)
(FNMA) (AMT)	85,000	86,256
Loan C 7.45% 9/1/27 (GNMA)
(FNMA) (AMT)	90,000	91,447

8

	Principal
	Amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Missouri State Housing
Development Commission
Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34
(FHA) (AMT)	$1,435,000	$1,510,395
(San Remo) Series 5 5.45% 1/1/36
(FHA) (AMT)	500,000	524,130
New Mexico Mortgage Finance
Authority Revenue
Series B Class III 6.75% 7/1/25
(GNMA) (FNMA)	220,000	225,938
Series E 6.95% 1/1/26
(GNMA) (FNMA)	185,000	187,683
North Dakota State Housing
Finance Agency Multifamily
Revenue Series A
6.15% 12/1/17 (FNMA)	850,000	858,670
Oregon Health, Housing, Educational,
& Cultural Facilities Authority
(Pier Park Project) Series A
6.05% 4/1/18 (GNMA) (AMT)	1,095,000	1,097,102
Oregon State Housing &
Community Services
Department Mortgage Revenue
Single Family Mortgage Program
Series R 5.375% 7/1/32 (AMT)	985,000	1,014,087
Santa Fe, New Mexico Single Family
Mortgage Revenue Series B-1
6.20% 11/1/16 (GNMA)
(FNMA) (AMT)	165,000	165,587
St. Louis County, Missouri Industrial
Development Authority
Housing Development Revenue
Refunding (Southfield &
Oak Forest Apartment-A)
5.20% 1/20/36 (GNMA)	1,000,000	1,036,910
		14,872,105
Lease Revenue Bonds – 5.07%
California State Public Works Board
Lease Revenue (Department
of General Services-Butterfield
Street) Series A 5.25% 6/1/30	2,750,000	2,962,493
Loudoun County, Virginia Industrial
Development Authority Public
Safety Facility Lease Revenue
Series A 5.25% 12/15/23 (FSA)	700,000	760,396
Missouri State Development
Finance Board Infrastructure
Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,514,556
5.50% 12/1/24	2,480,000	2,660,494
5.625% 12/1/28	2,930,000	3,162,056
(Triumph Foods Project) Series A
5.25% 3/1/25	500,000	523,720
(Sewer System Improvement
Project) Series C 5.00% 3/1/25	605,000	629,484
Oregon State Department of
Administrative Services
Certificates of Participation
Refunding Revenue Series C
5.25% 11/1/15 (MBIA)	1,000,000	1,068,450
Puerto Rico Commonwealth
Industrial Development Company
General Purpose Revenue Series B
5.375% 7/1/16	1,000,000	1,024,390
Puerto Rico Public Buildings
Authority Revenue (Guaranteed
Government Facilities)
Series I 5.25% 7/1/33	12,000,000	12,886,320
•Series J 5.00% 7/1/36 (AMBAC)	2,000,000	2,119,400
St. Charles County, Missouri
Public Water Supply District #2
Revenue Certificate of
Participation (Missouri Project)
Series A 5.25% 12/1/28 (MBIA)	1,000,000	1,055,380
Series B 5.10% 12/1/25 (MBIA)	500,000	514,885
St. Louis, Missouri Junior College
District Leasehold Revenue
5.00% 3/1/23 (AMBAC)	1,000,000	1,071,840
^St. Louis, Missouri Industrial
Development Authority
Leasehold Revenue (Convention
Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	1,754,018
		33,707,882
Local General Obligation Bonds – 7.40%
Boerne, Texas Independent School
District Building
5.25% 2/1/27 (PSF)	4,000,000	4,274,360
5.25% 2/1/29 (PSF)	2,960,000	3,159,800
Des Peres, Missouri Refunding
5.375% 2/1/20 (AMBAC)	1,000,000	1,110,850
Greene County, Missouri
Reorganization School District
R8 (Direct Deposit Project)
5.10% 3/1/22 (FSA)	1,500,000	1,579,920
Henderson, Nevada Local
Improvement Districts #T-18
5.30% 9/1/35	3,475,000	3,539,635
Jefferson County, Oregon School
District #509J 5.00% 6/15/22 (FGIC)	500,000	525,330
Lammersville, California School
District Community Facilities
District #2002 (Mountain
House) 5.125% 9/1/35	4,125,000	4,262,981

(continues)     9

Statements of net assets

Delaware Tax-Free USA Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Lane County, Oregon School
District #19 (Springfield)
Refunding 6.00% 10/15/14 (FGIC)	$500,000	$576,500
Lewisville, Texas Independent School
District 6.15% 8/15/21 (PSF)	75,000	79,181
Lincoln County, Oregon School
District 5.25% 6/15/12 (FGIC)	700,000	723,646
Melrose Park, Illinois Tax Increment
Series B 6.00% 12/15/19 (FSA)	1,250,000	1,348,825
Missouri State Development
Finance Board Infrastructure
Facilities Revenue (Crackerneck
Creek Project) Series C
5.00% 3/1/26	500,000	522,215
New York City, New York
Series G 5.00% 12/1/33	4,900,000	5,175,233
Series H 6.125% 8/1/25	315,000	321,045
Series I 5.00% 8/1/21	2,500,000	2,661,625
Series I 5.125% 3/1/23	5,875,000	6,239,367
Series J 5.00% 3/1/35	4,000,000	4,231,040
Series J 5.25% 6/1/28	4,950,000	5,296,352
Portland River, Oregon
District Urban Renewal
& Redevelopment
Interstate Corridor Series A
5.00% 6/15/23 (AMBAC)	250,000	265,568
Powell, Ohio 5.50% 12/1/32 (FGIC)	2,000,000	2,162,420
Taney County, Missouri
Reorganization School
District R-V (Hollister School
District Direct Deposit Project)
5.00% 3/1/22 (FSA)	1,000,000	1,061,440
^Umatilla County, Oregon School
District #6 R Umatilla Refunding
5.50% 12/15/22 (AMBAC)	200,000	104,850
		49,222,183
§Pre-Refunded Bonds – 10.61%
Alexandria, Virginia Industrial
Development Authority Revenue
(Institute for Defense Analyses)
Series A 5.90% 10/1/30-10
(AMBAC)	6,000,000	6,512,580
Deschutes County, Oregon
Administrative School District #1
Series A 5.125% 6/15/21-11 (FSA)	1,000,000	1,058,730
Deschutes County, Oregon Hospital
Facilities Authority Hospital
Revenue (Cascade Health
Services) 5.60% 1/1/32-12	1,250,000	1,352,888
Golden State, California Tobacco
Securitization Corporation
Settlement Revenue Series B
5.50% 6/1/43-13	8,500,000	9,349,744
5.625% 6/1/38-13	7,500,000	8,301,749
Illinois Educational Facilities Authority
Student Housing Revenue
(Educational Advancement
Fund-University Center Project)
6.25% 5/1/30-12	5,000,000	5,647,900
6.25% 5/1/34-07	500,000	502,080
Jackson, Ohio Local School
District (Stark & Summit
Counties) School Facilities
Construction & Improvement
5.625% 12/1/25-10 (FSA)	1,000,000	1,070,710
Jackson, Oregon School District #6
Central Point 5.25% 6/15/20-10
(FGIC)	1,175,000	1,234,890
Lewisville, Texas Independent
School District
6.15% 8/15/21-09 (PSF)	2,085,000	2,207,994
Liberty, Missouri Sewer System
Revenue 6.15% 2/1/15-09
(MBIA)	1,500,000	1,569,765
Linn County, Oregon Community
School District #9 Lebanon
5.60% 6/15/30-13 (FGIC)	2,000,000	2,218,120
Maryland State Economic
Development Corporation,
Student Housing Revenue
(University of Maryland College
Park Project) 5.625% 6/1/35-13	1,125,000	1,248,581
Mississippi Development Bank
Special Obligation (Madison
County Hospital Project)
6.30% 7/1/22-09	2,070,000	2,228,252
New York City, New York
Series H 6.125% 8/1/25-07	4,685,000	4,780,433
Series J 5.25% 6/1/28-13	450,000	491,117
Oregon State Department of
Administrative Services
Certificates of Participation
Series A 5.80% 5/1/24-07
(AMBAC)	1,000,000	1,013,580
Orlando, Florida Utilities
Commission Water & Electric
Revenue 5.25% 10/1/20-11	1,575,000	1,694,275
Payne County, Oklahoma Economic
Development Authority Student
Housing Revenue (Collegiate
Housing Foundation-Oklahoma
State University) Series A
6.375% 6/1/30-11	4,000,000	4,415,240
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series K
5.00% 7/1/35-15	2,500,000	2,726,625

10

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Commonwealth
Public Improvement
5.125% 7/1/30-11 (FSA)	$920,000	$976,451
5.375% 7/1/21-07 (MBIA)	50,000	51,047
Series A 5.125% 7/1/31-11	3,495,000	3,709,453
Puerto Rico Housing, Bank
& Finance Agency Single
Family Mortgage Revenue
6.25% 4/1/29-07 (GNMA)
(FNMA) (FHLMC) (AMT)	1,240,000	1,242,542
Southeast Wisconsin Professional
Baseball Park District Sales Tax
Revenue 5.80% 12/15/26-07
(MBIA)	1,000,000	1,010,850
St. Louis, Missouri Airport Revenue
(Capital Improvement Project)
Series A 5.375% 7/1/21-12
(MBIA)	1,635,000	1,770,264
Vancouver, Washington Limited Tax
5.50% 12/1/25-10 (AMBAC)	1,250,000	1,329,325
Wisconsin Housing & Economic
Developing Authority Revenue
6.10% 6/1/21-17 (FHA)	800,000	880,168
		70,595,353
Special Tax Bonds – 6.24%
Bi-State Development Agency
Missouri-Illinois Metropolitan District
(Metrolink Cross County Project)
Series B 5.00% 10/1/32 (FSA)	2,000,000	2,116,000
Jackson County, Missouri Special
Obligation 5.00% 12/1/27 (MBIA)	1,000,000	1,051,970
Louisiana State Gas & Fuels Tax
Revenue Series A
5.00% 5/1/41 (FGIC)	5,000,000	5,331,100
Middlesex County, New Jersey
Improvement Authority Senior
Revenue (Heldrich Center Hotel/
Conference Project) Series A
5.00% 1/1/32	1,500,000	1,513,950
5.125% 1/1/37	1,500,000	1,523,115
New Jersey Economic Development
Authority (Cigarette Tax)
5.50% 6/15/31	1,000,000	1,063,970
5.75% 6/15/34	2,000,000	2,158,800
New York City, New York
Transitional Finance Authority
Series D 5.00% 2/1/31	5,000,000	5,257,250
New York State Dormitory
Authority State Personal
Income Tax Revenue Education
5.00% 3/15/31	5,200,000	5,593,432
New York State Sales Tax
Asset Receivables Series A
5.25% 10/15/27 (AMBAC)	1,000,000	1,096,260
Puerto Rico Commonwealth
Infrastructure Financing
Authority Special Revenue
Series B 5.00% 7/1/46	5,600,000	5,909,232
Puerto Rico Convention Center
District Authority Revenue
(Hotel Occupancy Tax)
5.00% 7/1/31 (AMBAC)	6,250,000	6,750,563
Tampa, Florida Sports Authority
Revenue Sales Tax (Tampa Bay
Arena Project)
5.75% 10/1/20 (MBIA)	1,000,000	1,178,610
Truth or Consequences, New
Mexico Gross Receipts Tax
Revenue 6.30% 7/1/16	1,000,000	1,001,900
		41,546,152
State General Obligation Bonds – 10.20%
California State
5.00% 2/1/26 (AMBAC)	5,570,000	5,831,790
5.00% 2/1/33	6,350,000	6,656,959
5.25% 2/1/30 (MBIA)	3,500,000	3,711,365
Illinois State Series A 5.00% 3/1/34	7,000,000	7,373,800
Maryland State & Local Facilities
Land Capital Improvement
Series A
5.00% 8/1/11	5,000,000	5,287,000
5.00% 3/1/12	8,000,000	8,510,960
Pennsylvania State First Series
5.00% 7/1/11	5,955,000	6,276,034
5.00% 7/1/13	3,000,000	3,224,670
Puerto Rico Commonwealth
Public Improvement
5.125% 7/1/30 (FSA)	965,000	1,010,567
5.25% 7/1/27 (FSA)	705,000	743,789
Series A 5.125% 7/1/31	7,880,000	8,174,003
Series A 5.25% 7/1/23	500,000	539,890
Series A 5.50% 7/1/19 (MBIA)	9,000,000	10,490,850
		67,831,677
Transportation Revenue Bonds – 4.59%
Bay Area, California Toll Authority
Revenue Series F 5.00% 4/1/31	7,100,000	7,644,854
Capital Trust Agency
Florida Revenue
(Fort Lauderdale/Cargo
Acquisition Project)
5.75% 1/1/32 (AMT)	3,750,000	3,948,713
(Orlando/Cargo Acquisition
Project) 6.75% 1/1/32 (AMT)	2,395,000	2,600,036
Dallas-Fort Worth, Texas International
Airport Revenue Series A
5.50% 11/1/31 (FGIC) (AMT)	1,500,000	1,590,720

(continues)     11

Statements of net assets

Delaware Tax-Free USA Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Grapevine, Texas Industrial
Development Corporate
Revenue (Air Cargo)
6.50% 1/1/24 (AMT)	$920,000	$995,339
Houston, Texas Industrial
Development Corporate
Revenue (Air Cargo)
6.375% 1/1/23 (AMT)	2,000,000	2,151,460
Metropolitan, New York
Transportation Authority
Revenue Refunding Series A
5.00% 11/15/30 (FSA)	3,000,000	3,154,050
Pennsylvania State Turnpike
Commission Revenue Series A
5.00% 12/1/34 (AMBAC)	500,000	536,830
South Carolina Transportation
Infrastructure Revenue Series A
5.00% 10/1/33 (AMBAC)	7,500,000	7,910,549
		30,532,551
Water & Sewer Revenue Bonds – 5.62%
Augusta, Georgia Water & Sewer
Revenue 5.25% 10/1/34 (FSA)	4,375,000	4,755,231
Clovis, California Public Financing
Authority Wastewater Revenue
5.25% 8/1/30 (MBIA)	1,000,000	1,094,240
Fulton County, Georgia Water &
Sewer Revenue
5.25% 1/1/35 (FGIC)	1,000,000	1,079,400
Metropolitan St. Louis, Missouri Sewer
District Wastewater Revenue
Series A 5.00% 5/1/34 (MBIA)	1,250,000	1,323,388
Missouri State Environmental
Improvement & Energy
Resource Authority Water
Pollution Control Revenue
Unrefunded Balance (State
Revolving Fund Project) Series A
6.05% 7/1/16 (FSA)	1,060,000	1,062,099
New York City, New York Municipal
Water Finance Authority Water
& Sewer System Revenue
Series A 5.125% 6/15/34	12,125,000	12,769,686
Series A 5.25% 6/15/34	3,705,000	3,932,969
Portland, Oregon Sewer Systems
Revenue (Second Lien)
Series A 5.00% 6/1/23 (FSA)	325,000	345,127
Series B 5.00% 6/15/27 (MBIA)	1,000,000	1,079,370
Sacramento County, California
Sanitation District Financing
Authority Revenue
•4.121% 12/1/35 (FGIC)	2,000,000	2,006,000
5.00% 12/1/36 (FGIC)	4,000,000	4,308,320
Virgin Islands Water & Power
Authority Water System
Revenue 5.50% 7/1/17	510,000	525,866
West Virginia State Water
Development Authority Revenue
(Loan Program III) Series A
6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	3,133,020
		37,414,716
Total Municipal Bonds
(cost $607,074,836)		645,667,738

•Variable Rate Demand Notes – 1.19%
Allegheny County, Pennsylvania
Hospital Development
Authority Revenue (Childrens
Home-Pittsburgh)
Series B 3.67% 6/1/35	300,000	300,000
Greenville, Tennessee Industrial
Development Board Industrial
Development Revenue (Pet Inc.
Project) 3.67% 5/1/13	660,000	660,000
Massachusetts State Consolidated
Loan Series B 3.66% 3/1/26	1,000,000	1,000,000
Missouri State Health & Educational
Facilities Authority Revenue
(St. Louis University Project)
Series A 3.64% 10/1/35 (MBIA)	4,000,000	4,000,000
University of Minnesota Weekly
Series A 3.50% 1/1/34	2,000,000	2,000,000
Total Variable Rate Demand Notes
(cost $7,960,000)		7,960,000

Total Value of Securities – 98.25%
(cost $615,034,836)		653,627,738
Receivables and Other Assets
Net of Liabilities – 1.75%		11,608,777
Net Assets Applicable to 56,964,511
Shares Outstanding – 100.00%		$665,236,515

Net Asset Value – Delaware Tax-Free USA Fund
Class A ($631,808,347 / 54,101,618 Shares)		$11.68
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($18,738,131 / 1,605,165 Shares)		$11.67
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($14,690,037 / 1,257,728 Shares)		$11.68

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$631,166,906
Undistributed net investment income		1,790
Accumulated net realized loss on investments		(4,525,083)
Net unrealized appreciation of investments		38,592,902
Total net assets		$665,236,515

12

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FHLMC — Insured by the Federal Home Loan Mortgage Corporation
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
PSF — Insured by the Permanent School Fund
RADIAN — Insured by Radian Asset Assurance XLCA — Insured by XL Capital Assurance

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

@	Illiquid security. At February 28, 2007, the aggregate amount of illiquid securities equaled $240,000, which represented 0.04% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.

‡	Non-income producing security. Security is currently in default.

Net Asset Value and Offering Price per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)		$11.68
Sales charge (4.50% of offering price) (B)		0.55
Offering price		$12.23

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

(continues)     13

Statements of net assets

Delaware Tax-Free USA Intermediate Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.48%
Corporate Revenue Bonds – 5.33%
Alliance Airport Authority, Texas
Special Facilities Revenue
(Federal Express Corp. project)
4.85% 4/1/21 (AMT)	$2,000,000	$2,051,980
Brazos, Texas River Authority
Pollution Control Revenue
(Texas Utilities)
5.40% 5/1/29 (AMT)	1,000,000	1,030,640
Connecticut State Development
Authority Pollution Control
Revenue (Connecticut Light &
Power) Series A
•3.35% 5/1/31(AMBAC) (AMT)	1,300,000	1,289,886
5.85% 9/1/28	1,145,000	1,202,811
•Farmington, New Mexico Pollution
Control Revenue (El Paso
Electric Co. Project) Series A
4.00% 6/1/32 (FGIC)	1,000,000	1,000,780
•Forsyth, Montana Pollution Control
Revenue (Portland General
Project) Series A 5.20% 5/1/33	1,005,000	1,030,266
Indianapolis, Indiana Airport
Authority Revenue Special
Facilities (Federal Express Corp.
Project) 5.10% 1/15/17 (AMT)	750,000	797,790
Michigan State Strategic Funding
Limited Obligation Revenue
(Detroit Edison Co. Project)
Series A 5.50% 6/1/30
(XLCA) (AMT)	1,000,000	1,084,910
Ohio State Air Quality Development
Authority Revenue
Environmental Improvement
(USX Project) 5.00% 11/1/15	1,000,000	1,059,250
Prattville, Alabama Industrial
Development Board
Environmental Improvement
Revenue (International
Paper Co. Project) Series A
6.70% 3/1/24 (AMT)	1,000,000	1,072,190
•Sabine, Texas River Authority
Pollution Control Revenue (TXU
Electric Co. Project) Series A
5.50% 5/1/22	1,000,000	1,034,430
South Carolina Jobs Economic
Development Authority
Industrial Revenue (South
Carolina Electric & Gas Co.
Project) Series B 5.45% 11/1/32
(AMBAC) (AMT)	500,000	534,385
Sugar Creek, Missouri Industrial
Development Revenue (Lafarge
North America Project) Series A
5.65% 6/1/37 (AMT)	500,000	532,355
Toledo, Lucas County, Ohio
Port Authority Development
Revenue (Northwest Ohio Bond
Fund-Alex Products Inc.) Series B
6.125% 11/15/09 (AMT)	650,000	671,528
		14,393,201
Education Revenue Bonds – 8.76%
California Municipal Finance
Authority Educational Revenue
(American Heritage Education
Foundation Project) Series A
5.25% 6/1/26	1,000,000	1,058,930
Chattanooga, Tennessee Health
Educational & Housing
Facilities Board Revenue (CDFI
Phase I, LLC Project) Series B
5.50% 10/1/20	1,220,000	1,271,630
El Paso County, Texas Community
College District Revenue
(Combination Fee Building)
5.00% 4/1/21 (MBIA)	1,250,000	1,359,950
Fulton County, Georgia
Development Authority Revenue
(Molecular Science Building
Project) 5.25% 5/1/21 (MBIA)	1,000,000	1,084,380
Grand Traverse, Michigan Public
School Academy Revenue
5.00% 11/1/36	900,000	919,746
Illinois Finance Authority Student
Housing Revenue Series B
5.00% 5/1/30	1,250,000	1,283,200
Illinois Financial Authority Revenue
(Illinois Institute of Technology)
Series A 5.00% 4/1/36	825,000	864,881
Massachusetts State Health
& Educational Facilities
Authority Revenue (Nichols
College Project) Series C
6.125% 10/1/29	1,000,000	1,055,970
Michigan Higher Education
Facilities Authority Revenue
(Kalamazoo College Project)
5.50% 12/1/19	500,000	536,235
New Jersey State Educational
Facilities Authority Revenue
(Georgian Court College
Project) Series C 6.50% 7/1/33	500,000	565,490
New York State Dormitory
Authority Revenue
(Brooklyn Law School) Series A
5.50% 7/1/18 (RADIAN)	1,000,000	1,085,560
(Long Island University) Series B
5.50% 9/1/20 (RADIAN)	1,000,000	1,086,100

14

	Principal
	Amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
¶New York State Dormitory
Authority Revenue Non State
Supported Debt (University
of Rochester) Series A-2
4.65% 7/1/39	$1,445,000	$1,200,838
North Carolina Capital Facilities
Financial Agency Revenue (Duke
University Project) Series B
4.25% 7/1/42	460,000	448,068
Ohio State Higher Educational
Facility Revenue
(John Carroll University)
5.50% 11/15/18	335,000	366,289
•(Kenyon College Project)
4.70% 7/1/37	1,000,000	1,038,860
Ohio State University General
Receipts Series B 5.25% 6/1/21	1,000,000	1,076,570
Pennsylvania State Higher
Educational Facilities Authority
College & University Revenue
(Geneva College Project)
6.125% 4/1/22	1,000,000	1,075,750
Tulsa, Oklahoma Industrial
Authority Student Housing
Revenue (University of Tulsa)
5.00% 10/1/37	1,000,000	1,050,490
University of California Revenue
Series A 5.125% 5/15/20
(AMBAC)	250,000	269,530
University of Oklahoma Research
Facilities Revenue 5.00% 3/1/23
(AMBAC)	1,065,000	1,125,748
University of Texas Revenue (FING
System) Series F 5.00% 8/15/24	3,510,000	3,806,595
		23,630,810
Electric Revenue Bonds – 5.47%
Long Island, New York
Power Authority Electric
System Revenue Series E
5.00% 12/1/22 (FGIC)	2,500,000	2,715,975
Metropolitan Government Nashville
& Davidson County, Tennessee
Electric Revenue Series B
5.50% 5/15/14	1,000,000	1,112,660
•Nebraska Gas Project Revenue
(Central Plains Energy Project #1)
Series B 4.248% 12/1/26	2,175,000	2,177,175
Oliver County, North Dakota
Pollution Control Revenue
(Square Butte Electric Coop)
Series A 5.30% 1/1/27
(AMBAC)	1,500,000	1,564,065
Orlando, Florida Utilities
Commission Water & Electric
Revenue 5.25% 10/1/20	555,000	594,111
Philadelphia, Pennsylvania Gas
Works Revenue First Series A
5.375% 7/1/15 (FSA)	2,000,000	2,040,200
Roseville, California National
Gas Financing Authority Gas
Revenue 5.00% 2/15/18	2,500,000	2,730,550
South Carolina State Public Service
Authority Revenue Refunding
Series A 5.125% 1/1/21 (FSA)	1,000,000	1,069,140
Texas Municipal Power Agency
Revenue 4.00% 9/1/11
(AMBAC)	750,000	750,930
		14,754,806
Escrowed to Maturity Bonds – 0.07%
Southcentral, Pennsylvania General
Authority Revenue (Wellspan
Health Obligated Project)
5.625% 5/15/26	180,000	194,351
		194,351
Health Care Revenue Bonds – 15.22%
Apple Valley, Minnesota Economic
Development Authority Health
Care Revenue (Evercare Senior
Living LLC Projects) Series A
6.00% 12/1/25	1,000,000	1,016,710
California Health Facilities
Financing Authority Revenue
Insured (California-Nevada-
Methodist) 5.00% 7/1/26	1,745,000	1,851,166
California Statewide Communities
Development Authority
Revenue (Kaiser Permenante)
5.25% 3/1/45	2,000,000	2,133,740
Chatham County, Georgia Hospital
Authority Revenue (Memorial
Health Medical Center) Series A
6.125% 1/1/24	1,000,000	1,093,540
Cleveland-Cuyahoga County,
Ohio Port Authority Revenue
(Saint Clarence-Geac) Series A
6.125% 5/1/26	715,000	740,275
Cumberland County, Pennsylvania
Municipal Authority Revenue
(Diakon Lutheran Ministries
Project) 5.00% 1/1/36	1,070,000	1,110,810
Cuyahoga County, Ohio Revenue
(Cleveland Clinic Health System)
Series A 6.00% 1/1/21	1,000,000	1,114,250
Duluth, Minnesota Economic
Development Authority Health
Care Facilities Revenue (Benedictine
Health System St. Mary’s Hospital)
5.50% 2/15/23	1,000,000	1,076,840

(continues)     15

Statements of net assets

Delaware Tax-Free USA Intermediate Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Florence County, South Carolina
Hospital Revenue (McLeod
Regional Medical Center Project)
Series A 5.25% 11/1/27 (FSA)	$1,000,000	$1,080,820
•Highlands County, Florida Health
Facilities Authority Revenue
(Adventist Health System)
Series I 5.00% 11/15/29	2,000,000	2,056,340
Indiana Health Facility Financing
Authority Hospital Revenue
(Deaconess Hospital Obligation)
Series A 5.375% 3/1/29
(AMBAC)	700,000	758,093
Lakeland, Florida Hospital System
Revenue (Lakeland Regional
Health System) 5.00% 11/15/32	3,000,000	3,120,389
Lawrence, Kansas Hospital
Authority Revenue
5.125% 7/1/36	2,000,000	2,108,400
Louisville & Jefferson County,
Kentucky Metro Government
Health System Revenue (Norton
Healthcare Inc.) 5.25% 10/1/36	2,500,000	2,661,700
Maple Grove, Minnesota Health
Care Facilities Revenue (North
Memorial Health Care)
5.00% 9/1/29	2,000,000	2,101,780
Maryland State Health & Higher
Education Facilities Authority
Revenue (Union Hospital of
Cecil County) 5.625% 7/1/32	500,000	535,970
Michigan State Hospital Finance
Authority Revenue
(Henry Ford Health System)
Series A 5.25% 11/15/46	1,000,000	1,065,800
(Trinity Health Credit) Series C
5.375% 12/1/23	500,000	536,210
Minneapolis, Minnesota Health
Care System Revenue (Allina
Health Systems) Series A
5.75% 11/15/32	500,000	542,275
Multnomah County, Oregon
Hospital Facilities Authority
Revenue (Providence Health
System) 5.25% 10/1/22	1,000,000	1,081,450
New Hampshire Health &
Education Facilities Authority
Revenue (Elliot Hospital) Series B
5.60% 10/1/22	1,000,000	1,082,890
New Jersey Health Care Facilities
Financing Authority Revenue
(Saint Barnabas Health Care
System) Series A 5.00% 7/1/29	1,095,000	1,139,851
North Carolina Medical Care
Commission Health Care
Facilities Revenue
(First Mortgage-Presbyterian
Homes) 5.40% 10/1/27	1,200,000	1,251,024
(Pennybryn at Mayfield Project)
Series A 6.125% 10/1/35	1,700,000	1,815,039
North Texas Health Facilities
Development Corporation
Hospital Revenue (United
Regional Health Care System,
Inc. Project) 6.00% 9/1/23	1,000,000	1,098,290
Shelby County, Tennessee Health
Educational & Housing Facilities
Board Revenue (Trezevant
Manor Project) Series A
5.75% 9/1/37	1,000,000	1,032,510
St. Mary Hospital Authority
Pennsylvania Health System
Revenue (Catholic Health East)
Series A 5.25% 11/15/16	1,200,000	1,286,952
St. Paul, Minnesota Housing &
Redevelopment Authority
Healthcare Facilities Revenue
(Healthpartners Obligation
Group Project) 5.25% 5/15/36	1,000,000	1,060,850
St. Paul, Minnesota Housing &
Redevelopment Authority
Hospital Revenue (Health East
Project) 6.00% 11/15/25	1,000,000	1,121,230
Suffolk, Virginia Industrial
Development Authority
Retirement Facilities Revenue
(First Mortgage-Lake Prince)
5.15% 9/1/24	725,000	742,241
Terrebonne Parish, Louisiana
Hospital Service District #1
Hospital Revenue (Terrebonne
General Medical Center Project)
5.50% 4/1/33 (AMBAC)	1,500,000	1,631,460
		41,048,895
Housing Revenue Bonds – 0.47%
California State Department
Veteran Affairs Home
Purchase Revenue Series A
4.60% 12/1/28	1,250,000	1,264,538
		1,264,538
Lease Revenue Bonds – 4.56%
California State Public Works Board
Lease Revenue (Department
of General Services-Butterfield
Street) Series A 5.25% 6/1/25	1,000,000	1,087,480

16

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Golden State, California Tobacco
Securitization Corporation
Settlement Revenue Series A
5.00% 6/1/18	$2,000,000	$ 2,032,680
5.00% 6/1/21 (AMBAC)	1,000,000	1,050,120
Hudson Yards, New York
Infrastructure Revenue Series A
5.00% 2/15/47	1,250,000	1,329,038
Michigan State Building
Authority Revenue Series I
5.50% 10/15/18	2,175,000	2,334,840
Missouri State Development
Finance Board Infrastructure
Facilities Revenue (Crackerneck
Creek Project) Series C
5.00% 3/1/28	1,600,000	1,689,040
New York State Municipal Bond
Bank Agency Special School
Purpose Revenue Series C
5.25% 6/1/22	1,000,000	1,069,110
•Puerto Rico Public Buildings
Authority Revenue (Guaranteed
Government Facilities) Series J
5.00% 7/1/28	1,000,000	1,044,920
•Puerto Rico Public Finance
Corporate Revenue Series A
5.25% 8/1/29 (MBIA)	620,000	661,304
		12,298,532
Local General Obligation Bonds – 12.37%
^Anaheim, California City School
District Election 2002
4.58% 8/1/25 (MBIA)	2,500,000	1,124,425
Baywinds Community
Development District Florida
Special Assessment Series B
4.90% 5/1/12	1,000,000	995,200
Belton, Missouri School District
#124 Series B 5.25% 3/1/23	1,000,000	1,096,050
Benton & Linn Counties, Oregon
School District #509J Corvallis
5.00% 6/1/21 (FSA)	1,000,000	1,064,790
Boerne, Texas Independent School
District Building
5.25% 2/1/26 (PSF)	4,495,000	4,803,312
5.25% 2/1/29 (PSF)	1,500,000	1,601,250
East Homestead Community
Development District Florida
Special Assessment Revenue
Series B 5.00% 5/1/11	435,000	435,700
Lansing, Michigan Community
College (College Building and
Site) 5.00% 5/1/21 (MBIA)	1,325,000	1,406,090
Licking County, Ohio Joint Vocational
School District School Facilities
Construction & Improvement
5.00% 12/1/19 (MBIA)	1,000,000	1,061,220
Los Angeles, California Unified
School District
Election 2004 Series G
5.00% 7/1/13 (AMBAC)	2,000,000	2,159,160
Series A-2 4.25% 1/1/28 (FGIC)	355,000	354,251
Marana, Arizona Tangerine Farms
Road Improvement District
Revenue 4.60% 1/1/26	810,000	819,040
Mecklenburg County, North
Carolina Public Improvement
Series A 5.00% 2/1/11	4,775,000	5,021,438
Middlesex County, New Jersey
Improvement Authority Revenue
(County Guaranteed Open
Space Trust) 5.25% 9/15/20	1,000,000	1,084,230
Modesto, California Special Tax
Community Facilities District
#04-1 Village 2 5.15% 9/1/36	1,500,000	1,541,430
New York City, New York
Series G 5.25% 8/1/15	1,000,000	1,081,210
Series I 5.00% 8/1/21	1,000,000	1,064,650
Series J 5.00% 3/1/35	2,000,000	2,115,520
Series J 5.50% 6/1/23	145,000	158,227
Powell, Ohio 5.50% 12/1/25 (FGIC)	1,500,000	1,621,815
Richmond Heights, Missouri Tax
Increment & Transaction Sales
Tax Revenue Refunding &
Improvement (Francis Place
Redevelopment Project)
5.625% 11/1/25	1,200,000	1,223,052
St. Joseph, Missouri Industrial
Development Authority Tax
Increment Revenue (Shoppes at
North Village Project)
Series A 5.10% 11/1/19	500,000	505,630
Series B 5.375% 11/1/23	1,000,000	1,021,350
		33,359,040
§Pre-Refunded Bonds – 7.79%
Arizona State Transportation
Board Highway Revenue
6.25% 7/1/16-09	1,850,000	1,957,985
Cook County, Illinois Series A
5.375% 11/15/21-11 (FGIC)	2,160,000	2,304,611
Forest Grove, Oregon Revenue
Campus (Pacific University)
6.30% 5/1/25-10 (RADIAN)	1,000,000	1,080,420
Golden State, California Tobacco
Securitization Settlement Revenue
Series B 5.75% 6/1/23-08	1,000,000	1,026,220

(continues)     17

Statements of net assets

Delaware Tax-Free USA Intermediate Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Illinois Educational Facilities Authority
Student Housing Revenue
(Educational Advancement
Fund-University Center Project)
6.00% 5/1/22-12	$ 750,000	$ 838,418
Lancaster County, Pennsylvania
Hospital Authority Revenue
(Lancaster General Hospital
Project) 5.75% 3/15/21-13	1,000,000	1,117,900
Lunenburg County, Virginia Series B
5.25% 2/1/29-13 (MBIA)	715,000	780,608
New York City, New York Series J
5.50% 6/1/23-13	855,000	942,988
Orlando, Florida Utilities
Commission Water & Electric
Revenue 5.25% 10/1/20-11	945,000	1,016,565
Pennsylvania State First
Series 5.125% 1/15/19-11	3,515,000	3,732,086
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series J
5.50% 7/1/21-14	1,000,000	1,119,180
Southcentral, Pennsylvania General
Authority Revenue (Welllspan
Health Obligated Project)
5.625% 5/15/26-11	820,000	888,544
University of North Carolina
Revenue Series A
5.375% 12/1/14-11	2,000,000	2,136,020
University of Puerto Rico Revenue
Series M 5.50% 6/1/15-07
(MBIA)	1,000,000	1,008,220
Virginia State Resource Authority
Clean Water Revenue
(State Revolving Fund)
6.00% 10/1/16-10	1,000,000	1,079,970
		21,029,735
Resource Recovery Bonds – 0.57%
Pennsylvania Economic Development
Financing Authority Resource
Recovery Revenue (Subordinate
Colver Project) Series G
5.125% 12/1/15 (AMT)	1,500,000	1,532,790
		1,532,790
Special Tax Bonds – 8.77%
Baltimore, Maryland Convention
Center Hotel Revenue
Subordinated Series B
5.00% 9/1/16	1,200,000	1,232,532
Casa Grande, Arizona Excise
Tax Revenue 5.00% 4/1/22
(AMBAC)	1,600,000	1,712,672
Dallas, Texas Civic Center
Convention Complex Revenue
Refunding & Improvement
4.875% 8/15/23 (MBIA)	1,500,000	1,531,965
Everett, Washington Public Facilities
District Limited Sale Tax &
Intermediate Local Revenue
Series A
5.00% 12/1/24	1,285,000	1,377,199
5.00% 12/1/25	2,445,000	2,616,052
Hampton, Virginia Convention
Center Revenue 5.25% 1/15/23
(AMBAC)	1,000,000	1,073,820
Metropolitan Pier and Exposition
Authority Illinois (McCormick
Place Expansion Project) Series D
5.50% 12/15/24 (FGIC)	2,000,000	2,106,200
Middlesex County, New Jersey
Improvement Authority Senior
Revenue (Heldrich Center Hotel/
Conference Project) Series A
5.00% 1/1/32	1,000,000	1,009,300
New Jersey Economic Development
Authority (Cigarette Tax)
5.50% 6/15/31	1,000,000	1,063,970
5.625% 6/15/18	1,000,000	1,036,580
•New York City, New York
Transitional Finance Authority
Revenue Refunding-Future
Tax Secured Series A
5.50% 11/1/26	1,000,000	1,074,570
New York State Dormitory
Authority State Personal
Income Tax Revenue Education
5.00% 3/15/31	1,830,000	1,968,458
New York State Sales Tax
Asset Receivables Series A
5.25% 10/15/27 (AMBAC)	1,000,000	1,096,260
Westminster, Colorado Sales & Use
Tax Revenue (Sales Tax Revenue
Project) Series A 5.60% 12/1/16	1,500,000	1,549,740
Wyandotte County, Kansas City,
Kansas Unified Government
Special Obligation Revenue
Refunding-Sales Tax-2nd Lien-
Area B 5.00% 12/1/20	1,500,000	1,568,610
Wyoming State Loan & Investment
Board Facilities Revenue
5.00% 10/1/24	1,550,000	1,654,222
		23,672,150

18

	Principal
	Amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 19.29%
California State
5.00% 2/1/26 (AMBAC)	$1,500,000	$ 1,570,500
5.00% 2/1/33	1,850,000	1,939,429
5.25% 11/1/17	1,000,000	1,082,280
5.25% 2/1/30 (MBIA)	1,500,000	1,590,585
California State Economic Recovery
Series A 5.25% 7/1/14	1,000,000	1,103,200
California State Various Purposes
5.00% 6/1/31	1,000,000	1,061,370
Florida State Board Education Capital
Outlay (Public Education)
Series B 5.00% 1/1/09	2,500,000	2,561,025
Series B 5.00% 6/1/10	750,000	780,915
Series D 5.75% 6/1/22	2,000,000	2,139,200
Georgia State Series D
5.00% 7/1/11	6,865,000	7,249,233
Maryland State & Local Facilities Land
Capital Improvement Series A
5.00% 3/1/12	2,000,000	2,127,740
5.25% 3/1/13	2,500,000	2,721,800
Massachusetts State Series B
5.25% 9/1/22 (FSA)	1,750,000	2,017,453
Minnesota State Refunding Various
Purposes 5.00% 6/1/13	1,000,000	1,016,770
North Carolina Public Improvement
Series A 5.00% 3/1/12	4,000,000	4,253,600
Ohio State Series D 5.00% 9/15/14	3,500,000	3,802,225
Pennsylvania State Third
Series 2004 5.00% 7/1/09	2,885,000	2,973,800
Puerto Rico Commonwealth
Public Improvement Series A
5.25% 7/1/23	1,125,000	1,214,753
•Puerto Rico Commonwealth
Series A 5.00% 7/1/30	1,000,000	1,044,920
Puerto Rico Public Buildings
Authority Revenue Government
Facility Series I 5.50% 7/1/23	2,000,000	2,204,480
•Puerto Rico Public Finance
Corporation Commonwealth
Appropriation (LOC Puerto Rico
Government Bank) Series A
5.75% 8/1/27	1,000,000	1,074,950
Texas State Water Financial
Assistance Series B
5.50% 8/1/35	3,800,000	3,943,716
Washington State Variable
Purposes Series B 5.00% 1/1/20	2,500,000	2,553,875
		52,027,819
Transportation Revenue Bonds – 5.06%
Bay Area, California Toll Authority
Revenue Series F 5.00% 4/1/31	740,000	796,788
Capital Trust Agency Florida
Revenue (Fort Lauderdale/
Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	1,750,000	1,842,733
Chicago, Illinois O’Hare International
Airport Revenue General-
Airport-Third Lien Series A-2
5.75% 1/1/20 (FSA) (AMT)	1,000,000	1,101,900
Dallas-Fort Worth, Texas International
Airport Revenue Series A
5.00% 11/1/15 (XLCA) (AMT)	2,000,000	2,052,200
Georgia Federal Highway Road
and Tollway Authority Revenue
Bonds 5.00% 6/1/10 (MBIA)	2,000,000	2,085,559
Metropolitan, New York
Transportation Authority
Revenue Refunding Series A
5.00% 11/15/30 (FSA)	1,000,000	1,051,350
Metropolitan, Washington D.C.
Airport Authority Systems
Revenue Series A
5.50% 10/1/19 (FGIC) (AMT)	1,000,000	1,085,520
North Texas Tollway Authority Dallas
North Tollway System Revenue
Series A 5.00% 1/1/20 (FGIC)	1,750,000	1,767,360
Pennsylvania State Turnpike
Commission Revenue Series A
5.25% 12/1/20 (AMBAC)	1,230,000	1,343,615
Virginia Port Authority
Commonwealth Port
Fund Revenue Resolution
5.00% 7/1/12 (AMT)	500,000	526,760
		13,653,785
Water & Sewer Revenue Bonds – 3.75%
Alabama Water Pollution
Control Authority Revenue
5.50% 8/15/23 (AMBAC)	1,000,000	1,062,370
Clovis, California Public Financing
Authority Wastewater Revenue
5.25% 8/1/30 (MBIA)	1,000,000	1,094,240
Fulton County, Georgia Water &
Sewer Revenue 5.25% 1/1/35
(FGIC)	1,500,000	1,619,100
New York City, New York Municipal
Water Finance Authority Water
& Sewer System Revenue
Series A 5.125% 6/15/34	2,775,000	2,922,547

(continues)     19

Statements of net assets

Delaware Tax-Free USA Intermediate Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York State Environmental
Facilities Corporation State
Clean Water and Drinking
Water Revenue (New York City
Municipal Water Finance Project
Second Resolution)
Series F 5.00% 6/15/34	$1,000,000	$ 1,061,390
Palm Coast, Florida Utilities System
Revenue 5.00% 10/1/24 (MBIA)	1,250,000	1,359,950
•Sacramento County, California
Sanitation District Financing
Authority Revenue Series B
4.121% 12/1/35 (FGIC)	1,000,000	1,003,000
		10,122,597
Total Municipal Bonds
(cost $256,882,388)		262,983,049

•Variable Rate Demand Notes – 1.93%
Alexandria, Virginia Industrial
Development Authority Revenue
(Institutional Defense Analyses
Project) 3.68% 10/1/35
(AMBAC)	1,200,000	1,200,000
California Housing Finance Agency
Revenue Multifamily Housing #3
Series D 3.67% 8/1/38 (AMT)	2,000,000	2,000,000
California State Economic Recovery
Series C-10 3.36% 7/1/23	1,000,000	1,000,000
University of Minnesota Weekly
Series A 3.50% 1/1/34	1,000,000	1,000,000
Total Variable Rate Demand Notes
(cost $5,200,000)		5,200,000
Total Value of Securities – 99.41%
(cost $262,082,388)		268,183,049
Receivables and Other Assets
Net of Liabilities – 0.59%		1,587,575
Net Assets Applicable to 23,361,001
Shares Outstanding – 100.00%		$269,770,624

Net Asset Value – Delaware Tax-Free USA Intermediate
Fund Class A ($237,921,906 / 20,602,205 Shares)	$11.55
Net Asset Value – Delaware Tax-Free USA Intermediate
Fund Class B ($2,447,418 / 212,041 Shares)	$11.54
Net Asset Value – Delaware Tax-Free USA Intermediate
Fund Class C ($29,401,300 / 2,546,755 Shares)	$11.54

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$263,969,932
Accumulated net realized loss on investments	(299,969)
Net unrealized appreciation of investments	6,100,661
Total net assets	$269,770,624

Summary of Abbreviations:

AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
CDFI — Community Development Financial Institutions
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
PSF — Insured by the Permanent School Fund
RADIAN — Insured by Radian Asset Assurance
XLCA — Insured by XL Capital Assurance

§

Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

¶	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Net Asset Value and Offering Price per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$11.55
Sales charge (2.75% of offering price) (B)	0.33
Offering price	$11.88

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

20

Delaware National High-Yield Municipal Bond Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.27%
Corporate Revenue Bonds – 15.67%
•Brazos, Texas River Authority
Pollution Control Revenue
(TXU Energy Co. Project) Series B
6.30% 7/1/32 (AMT)	$1,000,000	$ 1,079,400
Cloquet, Minnesota Pollution
Control Revenue (Potlatch Corp.
Project) 5.90% 10/1/26	750,000	769,868
De Soto Parish, Louisiana
Environmental Improvement
Revenue (International Paper Co.
Project) Series A
6.35% 2/1/25 (AMT)	1,650,000	1,773,783
Gulf Coast, Texas Waste Disposal
Authority Revenue (Valero
Energy Corp. Project)
6.65% 4/1/32 (AMT)	1,000,000	1,082,940
Mississippi Business Finance
Corporation Pollution Control
Revenue (System Energy
Resources, Inc. Project)
5.90% 5/1/22	900,000	909,630
New York City, New York Industrial
Development Agency Special
Facilities Revenue
(Jetblue Airways Corp. Project)
5.125% 5/15/30 (AMT)	1,000,000	1,000,870
Petersburg, Indiana Pollution
Control Revenue (Indianapolis
Power & Light Co. Project)
6.375% 11/1/29 (AMT)	1,000,000	1,086,650
Phenix City, Alabama Industrial
Development Board
Environmental Improvement
Revenue (Mead Westvaco Corp.
Project) Series A
6.35% 5/15/35 (AMT)	500,000	538,840
Sugar Creek, Missouri Industrial
Development Revenue (Lafarge
North America Project) Series A
5.65% 6/1/37 (AMT)	500,000	532,355
Sweetwater County, Wyoming Solid
Waste Disposal Revenue
(FMC Corp. Project)
5.60% 12/1/35 (AMT)	1,000,000	1,069,860
Tobacco Settlement Financing
Corporation, New Jersey
Refunding Senior Series 1A
4.75% 6/1/34	1,000,000	949,390
5.00% 6/1/41	1,000,000	979,840
Toledo, Lucas County, Ohio Port
Authority Development Revenue
(Toledo Express Airport Project)
6.375% 11/15/32 (AMT)	1,000,000	1,097,880
		12,871,306
Education Revenue Bonds – 13.32%
Chattanooga, Tennessee Health
Educational & Housing Facilities
Broad Revenue (CDFI Phase I,
LLC Project) Subordinate Series B
6.00% 10/1/35	1,000,000	1,062,280
Harrisburg, Pennsylvania Authority
University Revenue (Harrisburg
University of Science Project)
Series B 6.00% 9/1/36	1,000,000	1,033,450
Maine Finance Authority Education
Revenue (Waynflete School
Project) 6.40% 8/1/19	1,000,000	1,054,370
Maryland State Health & Higher
Educational Facilities Authority
Revenue (Washington Christian
Academy Project) Series A
5.50% 7/1/38	1,170,000	1,208,973
Massachusetts State Development
Finance Agency Revenue
(Massachusetts College of
Pharmacy Project) Series C
5.75% 7/1/33	1,000,000	1,083,250
Massachusetts State Health &
Educational Facilities Authority
Revenue (Nichols College Project)
Series C 6.125% 10/1/29	1,000,000	1,055,970
Milledgeville-Baldwin County,
Georgia Development Authority
Revenue (Georgia College & State
University Foundation Project)
6.00% 9/1/33	1,000,000	1,112,640
New Jersey State Educational
Facilities Authority Revenue
(Fairleigh Dickinson Project)
Series C 5.50% 7/1/23	750,000	807,323
New Mexico Educational Assistance
Foundation Student Loan
Revenue 1st Subordinate
Series A-2 6.65% 11/1/25 (AMT)	985,000	987,886
Scranton-Lackawanna, Pennsylvania
Health & Welfare Authority First
Mortgage Revenue (Lackawanna
Junior College Project)
5.75% 11/1/20	1,510,000	1,536,228
		10,942,370
Health Care Revenue Bonds – 31.16%
Apple Valley, Minnesota Economic
Development Authority Health
Care Revenue Series A
(Augustana Home St. Paul
Project) 6.00% 1/1/40	1,000,000	1,032,500
(Evercare Senior Living LLC
Project) 6.125% 6/1/35	1,000,000	1,018,310

(continues)     21

Statements of net assets

Delaware National High-Yield Municipal Bond Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Cleveland-Cuyahoga County, Ohio
Port Authority Revenue Senior
Housing (St. Clarence-Geac)
Series A 6.25% 5/1/38	$1,000,000	$ 1,037,580
Colorado Health Facilities Authority
Revenue (Christian Living
Community Project) Series A
5.75% 1/1/37	500,000	526,485
Dutchess County, New York
Industrial Development Agency
Civic Facility Revenue
(Elant Fishkill Inc.)
Series A 5.25% 1/1/37	1,150,000	1,161,362
East Rochester, New York Housing
Authority Revenue Refunding
(Senior Living-Woodland Village
Project) 5.50% 8/1/33	500,000	518,670
Gainesville & Hall County, Georgia
Development Authority Revenue
Senior Living Facilities (Lanier
Village Estates Project) Series C
7.25% 11/15/29	1,000,000	1,086,750
Illinois Health Facilities
Authority Revenue
(Elmhurst Memorial Healthcare
Project) 5.625% 1/1/28	1,000,000	1,069,070
(Midwest Physician Group Limited
Project) 5.50% 11/15/19	35,000	35,269
Knox County, Tennessee Health
Educational & Housing Facilities
Board Hospital Revenue
(East Tennessee Hospital Project)
Series B 5.75% 7/1/33	1,300,000	1,398,344
Lebanon County, Pennsylvania
Health Facilities Authority
Center Revenue (Pleasant View
Retirement) Series A
5.30% 12/15/26	1,000,000	1,031,280
Louisiana Public Facilities Authority
Revenue (Ochsner Clinic
Foundation Project) Series B
5.50% 5/15/32	1,000,000	1,064,660
Maryland State Health & Higher
Education Facilities Authority
Revenue Series A 5.40% 1/1/37	1,100,000	1,155,308
Massachusetts State Health &
Educational Facilities Authority
Revenue (Jordan Hospital Project)
Series E 6.75% 10/1/33	1,000,000	1,109,910
Montgomery County, Pennsylvania
Higher Education & Health
Authority Revenue
(Catholic Health East) Series C
5.375% 11/15/34	1,000,000	1,071,910
New Jersey Economic Development
Authority Revenue
(First Mortgage-Seashore
Gardens Project)
5.30% 11/1/26	500,000	512,900
5.375% 11/1/36	900,000	924,183
North Carolina Medical Care
Commission Health Care
Facilities Revenue
(First Mortgage-Presbyterian
Homes) 5.60% 10/1/36	1,000,000	1,053,010
(Pennybryn at Mayfield Project)
Series A 6.125% 10/1/35	2,000,000	2,135,339
Philadelphia, Pennsylvania Hospitals
& Higher Education Facilities
Authority Revenue
(The Philadelphia Protestant
Home Project) Series A
6.50% 7/1/27	1,100,000	1,104,301
Richland County, Ohio Hospital
Facilities Revenue (Medcentral
Health System Project) Series B
6.375% 11/15/30	500,000	542,090
Shelby County, Tennessee Health
Educational & Housing Facilities
Board Revenue (Trezevant Manor
Project) Series A 5.75% 9/1/37	700,000	722,757
South Carolina Jobs-Economic
Development Authority Hospital
Revenue (Hampton Regional
Medical Center Project)
5.25% 11/1/36	1,000,000	998,430
St. Joseph County, Indiana Industrial
Economic Development Revenue
(Madison Center Project)
5.50% 2/15/21	1,150,000	1,168,872
Winchester, Virginia Industrial
Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury Project)
Series A 5.30% 1/1/35	1,000,000	1,027,030
Yavapai County, Arizona Industrial
Development Authority Hospital
Revenue (Yavapai Medical Center
Project) Series A 6.00% 8/1/33	1,000,000	1,087,790
		25,594,110
Lease Revenue Bonds – 3.23%
Dauphin County, Pennsylvania
General Authority Revenue
(Riverfront Office & Parking
Project) Series A 5.75% 1/1/10	1,875,000	1,878,075
Missouri State Development Finance
Board Infrastructure Facilities
Revenue (Branson Landing
Project) Series A 5.50% 12/1/24	720,000	772,402
		2,650,477

22

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 11.80%
Chicago, Illinois Tax Increment
Allocation (Chatham Ridge
Redevelopment Project)
5.95% 12/15/12	$ 750,000	$ 794,108
Chicago, Illinois Tax Increment
Subordinate (Central Loop
Redevelopment Project) Series A
6.50% 12/1/08	1,000,000	1,031,910
Farms New Kent, Virginia
Community Development
Authority Special Assessment
Series C 5.80% 3/1/36	1,000,000	1,012,750
Henderson, Nevada Local
Improvement Districts #T-18
5.30% 9/1/35	1,000,000	1,018,600
Las Vegas, Nevada Local Special
Improvement District #808
(Summerlin Area Project)
6.75% 6/1/21	980,000	1,013,810
Modesto, California Special Tax
Community Facilities District
#04-1 Village 2 5.15% 9/1/36	1,000,000	1,027,620
Richmond Heights, Missouri Tax
Increment & Transaction Sales
Tax Revenue Refunding &
Improvement (Francis Place
Redevelopment Project)
5.625% 11/1/25	1,200,000	1,223,052
St. Joseph, Missouri Industrial
Development Authority Tax
Increment Revenue (Shoppes at
North Village Project) Series A
5.375% 11/1/24	1,000,000	1,019,440
5.50% 11/1/27	500,000	514,610
Winter Garden Village at Fowler
Groves Community Development
District, Florida Special
Assessment Revenue
5.65% 5/1/37	1,000,000	1,038,710
		9,694,610
§Pre-Refunded Bonds – 14.12%
Bexar County, Texas Health Facilities
Development Corporation
Revenue (Army Retirement
Residence Project)
6.30% 7/1/32-12	1,000,000	1,129,250
Golden State, California Tobacco
Securitization Corporation
Settlement Revenue Series B
5.50% 6/1/43-13	1,500,000	1,649,955
Illinois Educational Facilities
Authority Student Housing
Revenue (Educational
Advancement Fund-University
Center Project) 6.25% 5/1/30-12	1,000,000	1,129,580
Maryland State Economic
Development Corporation,
Student Housing Revenue
(University of Maryland College
Park Project) 5.625% 6/1/35-13	1,000,000	1,109,850
Minnesota State Higher Education
Facilities Authority Revenue
(College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	534,805
Mississippi Development Bank
Special Obligation (Madison
County Hospital Project)
6.40% 7/1/29-09	1,585,000	1,709,708
Montgomery County, Pennsylvania
Higher Education & Health
Authority Revenue
(Foulkeways at Gwynedd Project)
6.75% 11/15/30-09	1,000,000	1,088,270
Richland County, Ohio Hospital
Facilities Revenue (Medcentral
Health System Project) Series B
6.375% 11/15/30-10	1,000,000	1,101,970
Rochester, Minnesota Multifamily
Housing Revenue (Wedum
Shorewood Campus Project)
6.60% 6/1/36-09	985,000	1,062,618
Savannah, Georgia Economic
Development Authority Revenue
(College of Art & Design Project)
6.50% 10/1/13-09	1,000,000	1,085,050
		11,601,056
Special Tax Bonds – 4.63%
Baltimore, Maryland Convention
Center Hotel Revenue
Suborinated Series B
5.875% 9/1/39	1,000,000	1,068,620
Middlesex County, New Jersey
Improvement Authority Senior
Revenue (Heldrich Center Hotel/
Conference Project) Series A
5.00% 1/1/32	500,000	504,650
5.125% 1/1/37	870,000	883,407
New Jersey Economic Development
Authority (Cigarette Tax)
5.75% 6/15/34	1,000,000	1,079,399
Prescott Valley, Arizona
Improvement District Special
Assessment (Sewer Collection
System Roadway Repair Project)
7.90% 1/1/12	261,000	269,086
		3,805,162

(continues)     23

Statements of net assets

Delaware National High-Yield Municipal Bond Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 3.34%
New York City, New York Industrial
Development Agency Special
Airport Facilities (Airis JFK I LLC
Project) Series A
5.50% 7/1/28 (AMT)	$905,000	$940,892
Oklahoma City, Oklahoma Industrial
& Cultural Facilities Subordinated
(Air Cargo Obligated Group
Project) 6.75% 1/1/23 (AMT)	1,160,000	1,253,775
Onondaga County, New York
Industrial Development Authority
Revenue Subordinated (Air
Cargo Project) 7.25% 1/1/32
(AMT)	500,000	544,765
		2,739,432
Total Municipal Bonds
(cost $75,187,662)		79,898,523

Total Value of Securities – 97.27%
(cost $75,187,662)		79,898,523
Receivables and Other Assets Net of
Liabilities – 2.73%		2,244,670
Net Assets Applicable to 7,863,543
Shares Outstanding – 100.00%		$82,143,193

Net Asset Value – Delaware National High-Yield
Municipal Bond Fund Class A
($69,346,954 / 6,641,580 Shares)		$10.44
Net Asset Value – Delaware National High-Yield
Municipal Bond Fund Class B
($7,802,507 / 745,567 Shares)		$10.47
Net Asset Value – Delaware National High-Yield
Municipal Bond Fund Class C
($4,993,732 / 476,396 Shares)		$10.48
Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$83,609,657
Distributions in excess of net investment income		(4,104)
Accumulated net realized loss on investments		(6,173,221)
Net unrealized appreciation of investments		4,710,861
Total net assets		$82,143,193

Summary of Abbreviations:
AMT — Subject to Alternative Minimum Tax
CDFI — Community Development Financial Institutions

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

Net Asset Value and Offering Price per Share –
Delaware National High-Yield Municipal Bond Fund
Net asset value Class A (A)	$10.44
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.93

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of operations

Six Months Ended February 28, 2007 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA	Intermediate	Municipal Bond
	Fund	Fund	Fund
Investment Income:
Interest	$16,701,160	$5,484,938	$2,282,304

Expenses:
Management fees	1,810,119	617,566	226,969
Distribution expenses – Class A	768,042	322,953	86,265
Distribution expenses – Class B	101,329	12,047	42,150
Distribution expenses – Class C	72,332	142,005	25,553
Dividend disbursing and transfer agent fees and expenses	196,718	155,970	31,543
Accounting and administration expenses	134,892	49,582	16,507
Trustees’ fees and benefits	105,109	37,660	12,705
Registration fees	50,375	29,137	20,924
Legal fees	45,890	12,487	6,995
Reports and statements to shareholders	23,134	10,051	3,516
Audit and tax	21,131	9,790	7,154
Insurance fees	8,527	3,846	1,051
Custodian fees	6,767	1,981	1,695
Consulting fees	5,937	3,043	1,065
Pricing fees	3,820	2,582	1,545
Trustees’ fees	1,164	588	121
Dues and services	977	244	98
Taxes (other than taxes on income)	785	349	167
	3,357,048	1,411,881	486,023
Less expenses absorbed or waived	(269,496)	(174,597)	(56,245)
Less waived distribution expenses – Class A	—	(161,477)	—
Less expense paid indirectly	(3,007)	(1,189)	(1,167)
Total operating expenses	3,084,545	1,074,618	428,611
Net Investment Income	13,616,615	4,410,320	1,853,693

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	1,053,419	326,341	564,757
Net change in unrealized appreciation/depreciation of investments	5,105,740	1,370,484	370,282
Net Realized and Unrealized Gain on Investments	6,159,159	1,696,825	935,039

Net Increase in Net Assets Resulting from Operations	$19,775,774	$6,107,145	$2,788,732

See accompanying notes

Statements of changes in net assets

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06	2/28/07	8/31/06
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from
Operations:
Net investment income	$13,616,615	$21,127,920	$4,410,320	$6,342,427	$1,853,693	$3,772,133
Net realized gain (loss) on investments	1,053,419	2,988,364	326,341	(265,888)	564,757	(833,966)
Net change in unrealized appreciation/
depreciation of investments	5,105,740	(7,385,302)	1,370,484	(992,386)	370,282	363,826
Net increase in net assets resulting from
operations	19,775,774	16,730,982	6,107,145	5,084,153	2,788,732	3,301,993

Dividends and Distributions to Shareholders
from:
Net investment income:
Class A	(13,027,856)	(20,605,670)	(3,972,603)	(5,539,037)	(1,593,031)	(3,117,5571)
Class B	(335,447)	(494,733)	(34,232)	(70,059)	(162,370)	(443,794)
Class C	(239,451)	(249,348)	(403,485)	(733,331)	(98,292)	(209,884)
	(13,602,754)	(21,349,751)	(4,410,320)	(6,342,427)	(1,853,693)	(3,771,235)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,769,092	167,570,325	52,936,841	119,156,024	5,530,531	11,000,812
Class B	221,891	1,380,980	228,851	597,273	269,420	780,564
Class C	1,449,726	3,261,988	4,109,263	7,130,929	140,533	1,576,137

Net asset value of shares issued upon
reinvestment of dividends and distributions:
Class A	6,354,066	10,377,867	2,847,205	3,941,206	962,432	1,923,145
Class B	207,876	300,459	27,192	54,532	67,744	206,858
Class C	164,475	186,252	239,752	416,628	71,623	131,125

Net assets from reorganization[1]:
Class A	—	116,026,119	—	—	—	—
Class B	—	11,168,095	—	—	—	—
Class C	—	8,018,844	—	—	—	—
	16,167,126	318,290,929	60,389,104	131,296,592	7,042,283	15,618,641
Cost of shares repurchased:
Class A	(44,978,028)	(86,626,741)	(23,876,100)	(37,921,560)	(6,584,819)	(10,375,066)
Class B	(4,068,021)	(7,029,177)	(237,303)	(1,404,656)	(2,153,929)	(4,410,676)
Class C	(2,169,446)	(2,356,085)	(3,143,972)	(4,371,376)	(609,653)	(1,580,167)
	(51,215,495)	(96,012,003)	(27,257,375)	(43,697,592)	(9,348,401)	(16,365,909)
Increase (decrease) in net assets derived from
capital share transactions	(35,048,369)	222,278,926	33,131,729	87,599,000	(2,306,118)	(747,268)
Net Increase (Decrease) in Net Assets	(28,875,349)	217,660,157	34,828,554	86,340,726	(1,371,079)	(1,216,510)

Net Assets:
Beginning of period	694,111,864	476,451,707	234,942,070	148,601,344	83,514,272	84,730,782
End of period	$665,236,515	$694,111,864	$269,770,624	$234,942,070	$82,143,193	$83,514,272
Undistributed (distributions in excess of) net
investment income	$1,790	$(12,071)	$—	$—	$(4,104)	$(4,104)

1 See Note 7 in “Notes to Financial Statements.”

See accompanying notes

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.570	$ 11.760	$ 11.460	$ 11.170	$ 11.280	$ 11.320

Income (loss) from investment operations:
Net investment income	0.235	0.458	0.512	0.538	0.537	0.566
Net realized and unrealized gain (loss) on investments	0.110	(0.186)	0.300	0.290	(0.110)	(0.040)
Total from investment operations	0.345	0.272	0.812	0.828	0.427	0.526

Less dividends and distributions from:
Net investment income	(0.235)	(0.462)	(0.512)	(0.538)	(0.537)	(0.566)
Total dividends and distributions	(0.235)	(0.462)	(0.512)	(0.538)	(0.537)	(0.566)

Net asset value, end of period	$ 11.680	$ 11.570	$ 11.760	$ 11.460	$ 11.170	$ 11.280

Total return[2]	3.01%	2.42%	7.23%	7.54%	3.84%	4.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$631,809	$656,813	$453,982	$456,192	$460,917	$495,731
Ratio of expenses to average net assets	0.88%	0.86%	0.86%	0.87%	0.87%	0.87%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.96%	1.00%	0.98%	0.93%	0.97%	0.98%
Ratio of net investment income to average net assets	4.07%	3.97%	4.43%	4.72%	4.74%	5.08%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.99%	3.83%	4.31%	4.66%	4.64%	4.97%
Portfolio turnover	30%	41%	47%	32%	96%	99%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     27

Financial highlights

Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.570	$ 11.760	$ 11.460	$ 11.170	$ 11.280	$ 11.320

Income (loss) from investment operations:
Net investment income	0.191	0.370	0.423	0.449	0.449	0.479
Net realized and unrealized gain (loss) on investments	0.100	(0.186)	0.300	0.290	(0.110)	(0.040)
Total from investment operations	0.291	0.184	0.723	0.739	0.339	0.439

Less dividends and distributions from:
Net investment income	(0.191)	(0.374)	(0.423)	(0.449)	(0.449)	(0.479)
Total dividends and distributions	(0.191)	(0.374)	(0.423)	(0.449)	(0.449)	(0.479)

Net asset value, end of period	$ 11.670	$ 11.570	$ 11.760	$ 11.460	$ 11.170	$ 11.280

Total return[2]	2.53%	1.63%	6.42%	6.71%	3.03%	4.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,738	$22,189	$16,507	$22,396	$31,052	$37,448
Ratio of expenses to average net assets	1.64%	1.63%	1.63%	1.65%	1.65%	1.65%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.72%	1.73%	1.71%	1.71%	1.75%	1.76%
Ratio of net investment income to average net assets	3.31%	3.20%	3.66%	3.94%	3.96%	4.30%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.23%	3.10%	3.58%	3.88%	3.86%	4.19%
Portfolio turnover	30%	41%	47%	32%	96%	99%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.570	$ 11.760	$ 11.460	$ 11.170	$ 11.280	$ 11.320

Income (loss) from investment operations:
Net investment income	0.191	0.370	0.423	0.449	0.449	0.479
Net realized and unrealized gain (loss) on investments	0.110	(0.186)	0.300	0.290	(0.110)	(0.040)
Total from investment operations	0.301	0.184	0.723	0.739	0.339	0.439

Less dividends and distributions from:
Net investment income	(0.191)	(0.374)	(0.423)	(0.449)	(0.449)	(0.479)
Total dividends and distributions	(0.191)	(0.374)	(0.423)	(0.449)	(0.449)	(0.479)

Net asset value, end of period	$ 11.680	$ 11.570	$ 11.760	$ 11.460	$ 11.170	$ 11.280

Total return[2]	2.62%	1.63%	6.42%	6.71%	3.03%	4.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,690	$15,110	$5,963	$5,784	$5,508	$5,979
Ratio of expenses to average net assets	1.64%	1.63%	1.63%	1.65%	1.65%	1.65%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.72%	1.73%	1.71%	1.71%	1.75%	1.76%
Ratio of net investment income to average net assets	3.31%	3.20%	3.66%	3.94%	3.96%	4.30%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.23%	3.10%	3.58%	3.88%	3.86%	4.19%
Portfolio turnover	30%	41%	47%	32%	96%	99%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)      29

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.470	$ 11.610	$ 11.390	$ 11.010	$ 11.020	$ 10.890

Income (loss) from investment operations:
Net investment income	0.211	0.408	0.410	0.419	0.435	0.462
Net realized and unrealized gain (loss) on investments	0.080	(0.140)	0.220	0.380	(0.010)	0.130
Total from investment operations	0.291	0.268	0.630	0.799	0.425	0.592

Less dividends and distributions from:
Net investment income	(0.211)	(0.408)	(0.410)	(0.419)	(0.435)	(0.462)
Total dividends and distributions	(0.211)	(0.408)	(0.410)	(0.419)	(0.435)	(0.462)

Net asset value, end of period	$ 11.550	$ 11.470	$ 11.610	$ 11.390	$ 11.010	$ 11.020

Total return[2]	2.55%	2.38%	5.63%	7.36%	3.89%	5.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$237,922	$204,525	$120,273	$77,448	$51,479	$26,075
Ratio of expenses to average net assets	0.76%	0.75%	0.79%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.06%	1.07%	1.11%	1.09%	1.15%	0.94%
Ratio of net investment income to average net assets	3.68%	3.56%	3.55%	3.70%	3.85%	4.28%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.38%	3.24%	3.23%	3.41%	3.50%	4.14%
Portfolio turnover	29%	37%	18%	27%	130%	195%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distibutor. Performance would have been lower had the expense limitation not been in effect.
[3] Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.82%.

 See accompanying notes

Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.460	$ 11.610	$ 11.380	$ 11.010	$ 11.020	$ 10.890

Income (loss) from investment operations:
Net investment income	0.162	0.311	0.313	0.323	0.340	0.371
Net realized and unrealized gain (loss) on investments	0.080	(0.150)	0.230	0.370	(0.010)	0.130
Total from investment operations	0.242	0.161	0.543	0.693	0.330	0.501

Less dividends and distributions from:
Net investment income	(0.162)	(0.311)	(0.313)	(0.323)	(0.340)	(0.371)
Total dividends and distributions	(0.162)	(0.311)	(0.313)	(0.323)	(0.340)	(0.371)

Net asset value, end of period	$ 11.540	$ 11.460	$ 11.610	$ 11.380	$ 11.010	$ 11.020

Total return[2]	2.12%	1.43%	4.83%	6.36%	3.02%	4.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,448	$2,413	$3,203	$3,743	$4,538	$3,384
Ratio of expenses to average net assets	1.61%	1.60%	1.64%	1.65%	1.65%	1.65%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.76%	1.77%	1.81%	1.79%	1.87%	1.79%
Ratio of net investment income to average net assets	2.83%	2.71%	2.70%	2.85%	3.00%	3.43%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	2.68%	2.54%	2.53%	2.71%	2.78%	3.29%
Portfolio turnover	29%	37%	18%	27%	130%	195%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.67%.

 See accompanying notes

(continues)      31

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.470	$ 11.610	$ 11.390	$ 11.010	$ 11.020	$ 10.890

Income (loss) from investment operations:
Net investment income	0.162	0.311	0.313	0.323	0.340	0.371
Net realized and unrealized gain (loss) on investments	0.070	(0.140)	0.220	0.380	(0.010)	0.130
Total from investment operations	0.232	0.171	0.533	0.703	0.330	0.501

Less dividends and distributions from:
Net investment income	(0.162)	(0.311)	(0.313)	(0.323)	(0.340)	(0.371)
Total dividends and distributions	(0.162)	(0.311)	(0.313)	(0.323)	(0.340)	(0.371)

Net asset value, end of period	$ 11.540	$ 11.470	$ 11.610	$ 11.390	$ 11.010	$ 11.020

Total return[2]	2.04%	1.52%	4.74%	6.45%	3.02%	4.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,401	$28,004	$25,125	$19,201	$10,542	$7,291
Ratio of expenses to average net assets	1.61%	1.60%	1.64%	1.65% [3]	1.65%	1.65%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.76%	1.77%	1.81%	1.79%	1.87%	1.79%
Ratio of net investment income to average net assets	2.83%	2.71%	2.70%	2.85%	3.00%	3.43%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	2.68%	2.54%	2.53%	2.71%	2.78%	3.29%
Portfolio turnover	29%	37%	18%	27%	130%	195%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.67%.

 See accompanying notes

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.320	$ 10.380	$ 10.010	$ 9.730	$ 9.950	$ 10.240

Income (loss) from investment operations:
Net investment income	0.238	0.477	0.503	0.496	0.522	0.542
Net realized and unrealized gain (loss) on investments	0.120	(0.060)	0.371	0.280	(0.219)	(0.290)
Total from investment operations	0.358	0.417	0.874	0.776	0.303	0.252

Less dividends and distributions from:
Net investment income	(0.238)	(0.477)	(0.504)	(0.496)	(0.523)	(0.542)
Total dividends and distributions	(0.238)	(0.477)	(0.504)	(0.496)	(0.523)	(0.542)

Net asset value, end of period	$ 10.440	$ 10.320	$ 10.380	$ 10.010	$ 9.730	$ 9.950

Total return[2]	3.50%	4.15%	8.93%	8.13%	3.13%	2.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$69,347	$68,663	$66,451	$56,698	$59,829	$64,259
Ratio of expenses to average net assets	0.92%	0.90%	0.93%	1.00%	0.99%	0.96%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.05%	1.02%	1.01%	1.02%	1.05%	1.04%
Ratio of net investment income to average net assets	4.61%	4.66%	4.92%	5.00%	5.30%	5.42%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.48%	4.54%	4.84%	4.98%	5.24%	5.34%
Portfolio turnover	53%	73%	36%	46%	64%	53%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

 See accompanying notes

(continues)      33

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.350	$ 10.400	$ 10.030	$ 9.760	$ 9.980	$ 10.260

Income (loss) from investment operations:
Net investment income	0.199	0.400	0.426	0.421	0.448	0.467
Net realized and unrealized gain (loss) on investments	0.120	(0.050)	0.371	0.270	(0.219)	(0.281)
Total from investment operations	0.319	0.350	0.797	0.691	0.229	0.186

Less dividends and distributions from:
Net investment income	(0.199)	(0.400)	(0.427)	(0.421)	(0.449)	(0.466)
Total dividends and distributions	(0.199)	(0.400)	(0.427)	(0.421)	(0.449)	(0.466)

Net asset value, end of period	$ 10.470	$ 10.350	$ 10.400	$ 10.030	$ 9.760	$ 9.980

Total return[2]	3.11%	3.47%	8.10%	7.20%	2.36%	1.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,802	$9,519	$13,046	$14,534	$16,499	$20,021
Ratio of expenses to average net assets	1.67%	1.65%	1.68%	1.75%	1.74%	1.71%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.80%	1.77%	1.76%	1.77%	1.80%	1.79%
Ratio of net investment income to average net assets	3.86%	3.91%	4.17%	4.25%	4.55%	4.67%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.73%	3.79%	4.09%	4.23%	4.49%	4.59%
Portfolio turnover	53%	73%	36%	46%	64%	53%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

 See accompanying notes

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.360	$ 10.420	$ 10.040	$ 9.770	$ 9.990	$ 10.270

Income (loss) from investment operations:
Net investment income	0.199	0.400	0.426	0.421	0.448	0.467
Net realized and unrealized gain (loss) on investments	0.120	(0.060)	0.381	0.270	(0.219)	(0.281)
Total from investment operations	0.319	0.340	0.807	0.691	0.229	0.186

Less dividends and distributions from:
Net investment income	(0.199)	(0.400)	(0.427)	(0.421)	(0.449)	(0.466)
Total dividends and distributions	(0.199)	(0.400)	(0.427)	(0.421)	(0.449)	(0.466)

Net asset value, end of period	$ 10.480	$ 10.360	$ 10.420	$ 10.040	$ 9.770	$ 9.990

Total return[2]	3.10%	3.36%	8.19%	7.19%	2.35%	1.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,994	$5,332	$5,234	$4,798	$5,318	$6,405
Ratio of expenses to average net assets	1.67%	1.65%	1.68%	1.75%	1.74%	1.71%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.80%	1.77%	1.76%	1.77%	1.80%	1.79%
Ratio of net investment income to average net assets	3.86%	3.91%	4.17%	4.25%	4.55%	4.67%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.73%	3.79%	4.09%	4.23%	4.49%	4.59%
Portfolio turnover	53%	73%	36%	46%	64%	53%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

 See accompanying notes

Notes to financial statements

Delaware National Tax-Free Funds

February 28, 2007 (Unaudited)

Delaware Group Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a “Trust” and collectively as the . These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a “Fund” or, collectively, as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of up to 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held and will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the period of time the shares are held and will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in each Fund’s net asset value calculations as late as each Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, each Fund will incorporate FIN 48 in its semiannual report on February 28, 2008. Although each Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expense, certain insurance costs and non-routine expenses or costs, do not exceed specified percentages of average daily net assets as shown below:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Operating expense limitation as
a percentage of average daily
net assets (per annum)	0.62%	0.60%	0.65%
Expiration date	2/15/07	2/15/07	2/15/07
Effective February 16, 2007,
Operating expense limitation
as a percentage of average
daily net assets (per annum)	0.61%	0.60%	0.65%
Expiration date	8/31/08	12/31/07	12/31/07

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of each Fund’s average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares for Delaware National High-Yield Municipal Bond Fund, 0.30% of the average daily net assets of the Class A shares for the Delaware Tax-Free USA Intermediate Fund and 1.00% of the average daily net assets of the Class B and C shares for all Funds. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for Delaware Tax-Free USA Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of each Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid to Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. DDLP has contracted to waive distribution and service fees through December 31, 2007 in order to prevent distribution and service fees of Class A from exceeding 0.15% of the average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

(continues)     37

Notes to financial statements

Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At February 28, 2007, the Funds had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment management fees
payable to DMC	$ 236,431	$ 75,180	$ 26,191
Dividend disbursing, transfer agent,
accounting and administration fees
and other expenses payable to DSC	110,819	71,293	17,092
Distribution fees payable to DDLP	298,399	107,076	49,169
Other expenses payable to DMC
and affiliates*	44,143	10,738	5,311

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2007, each Fund was charged internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
USA Fund	Intermediate Fund	Municipal Bond Fund
$ 18,080	$ 6,755	$ 2,186

For the six months ended February 28, 2007, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
USA Fund	Intermediate Fund	Municipal Bond Fund
$ 8,830	$ 5,760	$ 3,335

For the six months ended February 28, 2007, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Class A	$ 602	$ 40	$ 3
Class B	17,110	—	6,421
Class C	92	639	—

Trustees’ fees and benefits include expenses accrued by the Funds for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Funds unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payouts were $86,561, $29,605, and $10,432 for the Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund, respectively. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2007, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Purchases	$ 98,649,049	$ 69,742,318	$ 21,707,209
Sales	143,112,836	34,509,177	24,543,858

3. Investments (continued)

At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Cost of investments	$ 615,023,160	$ 262,082,388	$ 75,227,562
Aggregate unrealized appreciation	$ 39,062,389	$ 6,242,736	$ 4,714,756
Aggregate unrealized depreciation	(457,811)	(142,075)	(43,795)
Net unrealized appreciation	$ 38,604,578	$ 6,100,661	$ 4,670,961

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2007 and the year ended August 31, 2006 was as follows:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Six Months Ended 2/28/07*
Tax-exempt income	$13,612,514	$4,350,378	$1,853,693
Ordinary income	4,101	59,942	—
Total	$13,616,615	$4,410,320	$1,853,693

Year Ended 8/31/06
Tax-exempt income	$21,338,078	$6,301,523	$3,771,235
Ordinary income	11,673	40,904	—
Total	$21,349,751	$6,342,427	$3,771,235

*Tax information for the period ended February 28, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of February 28, 2007, the estimated components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$631,166,906	$263,969,932	$83,609,657
Undistributed tax-exempt income	1,790	—	(4,104)
Realized gains (losses) 9/1/06-2/28/07	1,260,253	189,980	(349,791)
Post-October losses	(221,830)	(10,100)	—
Capital loss carryforwards as of 8/31/06	(5,575,182)	(479,849)	(5,783,530)
Unrealized appreciation of investments	38,604,578	6,100,661	4,670,961
Net assets	$665,236,515	$269,770,624	$82,143,193

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through February 28, 2007 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

(continues)     39

Notes to financial statements

Delaware National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2006 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
Year of Expiration	USA Fund	Intermediate Fund	Municipal Bond Fund
2008	$5,503,036	$63,767	$708,680
2009	72,146	—	3,025,716
2010	—	—	70,671
2011	—	290,864	997,721
2012	—	5,791	980,742
2014	—	119,427	—
Total	$5,575,182	$479,849	$5,783,530

For the six months ended February 28, 2007, each Fund had capital gains (losses), which may reduce (increase) the capital loss carryforwards as follows:

Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
USA Fund	Intermediate Fund	Municipal Bond Fund
$1,260,253	$189,980	$(349,791)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06	2/28/07	8/31/06
Shares sold:
Class A	667,965	14,635,287	4,600,018	10,459,356	531,967	1,074,816
Class B	19,034	120,294	19,872	52,384	25,791	76,007
Class C	124,643	284,293	356,885	625,073	13,515	153,197

Shares issued upon reinvestment of
dividends and distributions:
Class A	546,153	902,479	247,339	345,526	92,584	187,771
Class B	17,879	26,125	2,363	4,778	6,504	20,147
Class C	14,137	16,222	20,837	36,520	6,864	12,756

Shares issued from recognization*:
Class A	—	10,177,730	—	—	—	—
Class B	—	980,518	—	—	—	—
Class C	—	703,407	—	—	—	—
	1,389,811	27,846,355	5,247,314	11,523,637	677,225	1,524,694

Shares repurchased:
Class A	(3,868,057)	(7,565,290)	(2,075,521)	(3,329,875)	(634,101)	(1,013,868)
Class B	(349,790)	(612,623)	(20,648)	(122,548)	(206,724)	(430,244)
Class C	(186,540)	(205,552)	(273,013)	(382,978)	(58,472)	(153,906)
	(4,404,387)	(8,383,465)	(2,369,182)	(3,835,401)	(899,297)	(1,598,018)
Net increase (decrease)	(3,014,576)	19,462,890	2,878,132	7,688,236	(222,072)	(73,324)
*See note 7.

6. Capital Shares (continued)

For the six months ended February 28, 2007 and the year ended August 31, 2006, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

	Six Months Ended				Year Ended
		2/28/07			8/31/06
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free USA Fund	143,962	143,980	$1,673,674	186,049	186,006	$2,141,376
Delaware Tax-Free USA Intermediate Fund	8,702	8,699	100,118	29,508	29,497	338,751
Delaware National High-Yield
Municipal Bond Fund	59,888	60,061	624,142	128,445	128,739	1,317,238

7. Fund Merger

Effective July 17, 2006, Delaware Tax-Free USA Fund (the “Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Oregon Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free USA Insured Fund (each an “Acquired Fund”), each an open-end investment company, in exchange for shares of the Acquiring Fund pursuant to Plans and Agreements of Reorganization (the “Reorganizations”). The shareholders of each Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganizations.

The Reorganizations were treated as non-taxable events and, accordingly, Delaware Tax-Free USA Fund’s basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized gain (loss) of Delaware Tax Tax-Free Oregon Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free USA Insured Fund as of the close of business on July 14, 2006, were as follows:

		Net Unrealized	Accumulated Net
	Net Assets	Appreciation	Realized Gain/Loss
Delaware Tax-Free Oregon Insured Fund	$36,682,602	$1,088,561	$(62,898)*
Delaware Tax-Free Missouri Insured Fund	44,904,356	1,111,591	4,815
Delaware Tax-Free USA Insured Fund	53,626,100	1,848,746	—

*Includes prior year capital loss carryforwards

The net assets of Delaware Tax-Free USA Fund prior to the Reorganizations were $568,508,906. The combined net assets of Delaware Tax-Free USA Fund after merger were $703,721,964.

8. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2007, or at any time during the period then ended.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified on the Statements of net assets.

Delaware National High-Yield Municipal Bond Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

(continues)     41

Notes to financial statements

Delaware National Tax-Free Funds

9. Credit and Market Risk (continued)

The Funds may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (“inverse floaters”) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Funds transferred to the trust, the Funds seek to adjust their portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At February 28, 2007, there were no inverse floaters.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Rating Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At February 28, 2007, there were no Rule 144A securities. Illiquid securities have been identified on the Statements of Net Assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Fund Reorganization

On February 15, 2007, the Board of Trustees responsible for Delaware Tax-Free Florida Insured Fund (the “Reorganizing Fund”) approved a proposal to reorganize the Reorganizing Fund with and into the Delaware Tax-Free USA Fund (the “Acquiring Fund”), a series of Delaware Tax Free Fund, subject to shareholder approval. The Board of Trustees responsible for the Delaware Tax-Free USA Fund also approved the reorganization.

Reorganizing Fund shareholders will receive a proxy statement/prospectus providing them with information about the Delaware Tax-Free USA Fund and requesting their votes on the proposed reorganization of their Fund at a special meeting of shareholders to be held in June 2007. If approved, the reorganization is expected to take place in the third quarter of 2007.

12. Subsequent Events

At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

About the organization

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

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(1573)	Printed in the USA
SA-011 [2/07] CGI 4/07	MF-07-03-149 PO11733

Semiannual Report	Delaware
Tax-Free Arizona Fund
(Formerly Delaware Tax-Free
Arizona Insured Fund)

Delaware
Tax-Free California Fund

Delaware
Tax-Free Colorado Fund

Delaware
Tax-Free Idaho Fund

February 28, 2007

                                              Fixed income mutual funds

> Disclosure of Fund expenses	1
> Sector allocations and credit quality breakdowns	3
> Statements of net assets	5
> Statements of operations	18
> Statements of changes in net assets	19
> Financial highlights	21
> Notes to financial statements	33
> About the organization	40

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period September 1, 2006 to February 28, 2007

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 to February 28, 2007.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181/365 (to reflect the one-half year period).

Delaware Tax-Free Arizona Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,026.70	0.77%	$3.87
Class B	1,000.00	1,022.90	1.52%	7.62
Class C	1,000.00	1,022.80	1.52%	7.62
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.98	0.77%	$3.86
Class B	1,000.00	1,017.26	1.52%	7.60
Class C	1,000.00	1,017.26	1.52%	7.60

Delaware Tax-Free California Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,032.10	0.90%	$4.53
Class B	1,000.00	1,028.20	1.65%	8.30
Class C	1,000.00	1,028.30	1.65%	8.30
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class B	1,000.00	1,016.61	1.65%	8.25
Class C	1,000.00	1,016.61	1.65%	8.25

(continues)     1

Disclosure of Fund expenses

Delaware Tax-Free Colorado Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,028.60	0.95%	$4.78
Class B	1,000.00	1,024.80	1.70%	8.53
Class C	1,000.00	1,024.70	1.70%	8.53
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.08	0.95%	$4.76
Class B	1,000.00	1,016.36	1.70%	8.50
Class C	1,000.00	1,016.36	1.70%	8.50

Delaware Tax-Free Idaho Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,027.50	0.87%	$4.37
Class B	1,000.00	1,023.80	1.62%	8.13
Class C	1,000.00	1,023.80	1.62%	8.13
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.48	0.87%	$4.36
Class B	1,000.00	1,016.76	1.62%	8.10
Class C	1,000.00	1,016.76	1.62%	8.10

2

Sector allocations and credit quality breakdowns

As of February 28, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Arizona Fund
Percentage
Sector	of Net Assets
Municipal Bonds	97.92%
Corporate-Backed Revenue Bonds	4.13%
Education Revenue Bonds	7.45%
Electric Revenue Bonds	4.49%
Escrowed to Maturity Bonds	0.54%
Health Care Revenue Bonds	8.80%
Housing Revenue Bonds	1.71%
Lease Revenue Bonds	12.25%
Local General Obligation Bonds	4.11%
Pre-Refunded Bonds	26.58%
Special Tax Revenue Bonds	5.34%
State General Obligation Bonds	4.26%
Transportation Revenue Bonds	12.64%
Water & Sewer Revenue Bonds	5.62%
Short-Term Investments	1.83%
Total Value of Securities	99.75%
Receivables and Other Assets Net of Liabilities	0.25%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	80.32%
AA	4.09%
A	4.95%
BBB	9.29%
NR	1.35%
Total	100.00%

Delaware Tax-Free California Fund
Percentage
Sector	of Net Assets
Municipal Bonds	98.12%
Education Revenue Bonds	12.71%
Electric Revenue Bonds	1.72%
Health Care Revenue Bonds	11.17%
Housing Revenue Bonds	7.36%
Lease Revenue Bonds	7.18%
Local General Obligation Bonds	18.08%
Pre-Refunded Bonds	15.03%
Resource Recovery Revenue Bonds	3.80%
Special Tax Revenue Bonds	2.17%
State General Obligation Bonds	7.37%
Transportation Revenue Bonds	4.74%
Water & Sewer Revenue Bonds	6.79%
Short-Term Investments	0.90%
Total Value of Securities	99.02%
Receivables and Other Assets Net of Liabilities	0.98%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	41.12%
AA	11.96%
A	27.29%
BBB	11.33%
NR	8.30%
Total	100.00%

(continues)     3

Sector allocations and credit quality breakdowns

As of February 28, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Colorado Fund
Percentage
Sector	of Net Assets
Municipal Bonds	98.27%
Education Revenue Bonds	15.03%
Electric Revenue Bonds	1.86%
Escrowed to Maturity Bonds	2.17%
Health Care Revenue Bonds	14.40%
Housing Revenue Bonds	3.56%
Lease Revenue Bonds	5.30%
Local General Obligation Bonds	16.31%
Pre-Refunded Bonds	22.64%
Special Tax Revenue Bonds	2.72%
State General Obligation Bonds	3.64%
Transportation Revenue Bonds	9.53%
Water & Sewer Revenue Bonds	1.11%
Short-Term Investments	0.68%
Total Value of Securities	98.95%
Receivables and Other Assets Net of Liabilities	1.05%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	46.43%
AA	19.36%
A	12.02%
BBB	14.74%
B	0.71%
NR	6.74%
Total	100.00%

Delaware Tax-Free Idaho Fund
Percentage
Sector	of Net Assets
Municipal Bonds	97.36%
Corporate-Backed Revenue Bonds	7.51%
Education Revenue Bonds	14.95%
Electric Revenue Bonds	1.88%
Escrowed to Maturity Bonds	2.20%
Health Care Revenue Bonds	4.39%
Housing Revenue Bonds	7.94%
Lease Revenue Bonds	7.68%
Local General Obligation Bonds	24.34%
Pre-Refunded Bonds	10.00%
Special Tax Revenue Bonds	4.31%
State General Obligation Bonds	4.13%
Transportation Revenue Bonds	5.02%
Water & Sewer Revenue Bonds	3.01%
Short-Term Investments	0.32%
Total Value of Securities	97.68%
Receivables and Other Assets Net of Liabilities	2.32%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	58.92%
AA	3.56%
A	8.03%
BBB	22.28%
BB	3.08%
NR	4.13%
Total	100.00%

4

Statements of net assets

Delaware Tax-Free Arizona Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.92%
Corporate-Backed Revenue Bonds – 4.13%
Maricopa County Pollution Control
(Palo Verde Project) Series A
5.05% 5/1/29 (AMBAC)	$6,000,000	$6,322,920
		6,322,920
Education Revenue Bonds – 7.45%
Arizona State Board of Regents
Certificates of Participation
(University of Arizona -
Main Campus)
Series 2000 A-1
5.125% 6/1/25 (AMBAC)	1,250,000	1,308,975
Arizona State University
Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	3,000,000	3,177,930
Glendale Industrial Development
Authority Revenue
(Midwestern University)
Series A 5.875% 5/15/31	1,000,000	1,076,810
Northern Arizona University
Certificates of Participation
(Northern Arizona University
Research Project)
5.00% 9/1/30 (AMBAC)	1,500,000	1,598,910
South Campus Group Student
Housing Revenue (Arizona State
University South Campus Project)
5.625% 9/1/35 (MBIA)	1,000,000	1,094,100
Tucson Industrial Development
Authority (University of Arizona -
Marshall Foundation)
Series B 5.00% 7/15/27 (AMBAC)	1,000,000	1,048,920
University of Arizona Certificates
of Participation (University of
Arizona Project)
Series A 5.125% 6/1/21 (AMBAC)	1,000,000	1,056,210
Series B 5.125% 6/1/22 (AMBAC)	1,000,000	1,055,240
		11,417,095
Electric Revenue Bonds – 4.49%
Energy Management Services
(Arizona State University -
Main Campus)
5.25% 7/1/17 (MBIA)	1,500,000	1,601,190
Puerto Rico Electric Power Authority
Revenue Series NN
5.00% 7/1/32 (MBIA)	2,500,000	2,649,450
Salt River Project Agricultural
Improvement & Power District
Electric System Revenue
Series A 5.00% 1/1/31	500,000	525,525
Series B 5.00% 1/1/31 (MBIA)	2,000,000	2,104,240
		6,880,405
Escrowed to Maturity Bonds – 0.54%
Maricopa County School District #14
(Creighton School Improvement
Project of 1990) Series C
6.50% 7/1/08 (FGIC)	455,000	472,012
Phoenix Street & Highway Revenue
6.50% 7/1/09 (AMBAC)	350,000	354,046
		826,058
Health Care Revenue Bonds – 8.80%
Glendale Industrial Development
Authority Hospital Revenue
5.00% 12/1/35	1,000,000	1,029,950
Maricopa County Industrial
Development Authority Revenue
(Catholic Healthcare West)
Series A 5.50% 7/1/26	1,000,000	1,081,010
(Mayo Clinic) 5.00% 11/15/36	1,000,000	1,058,580
(Senior Living Healthcare)
Series A 5.00% 8/20/35 (GNMA)	1,000,000	1,049,770
Phoenix Industrial Development
Authority Hospital Revenue
(John C. Lincoln Health) Series B
5.75% 12/1/16 (Connie Lee)	4,110,000	4,247,069
University Medical Center
Hospital Revenue
5.00% 7/1/24	800,000	829,792
5.00% 7/1/35	2,000,000	2,063,180
Yavapai County Industrial
Development Authority Revenue
(Yavapai Regional Medical
Center) Series A
5.25% 8/1/21 (RADIAN)	2,000,000	2,125,800
		13,485,151
Housing Revenue Bonds – 1.71%
Pima County Industrial Development
Authority Single Family Housing
Revenue
Series A-1 6.125% 11/1/33
(GNMA) (FNMA) (FHLMC) (AMT)	20,000	20,077
Series B-1 6.10% 5/1/31
(GNMA) (AMT)	60,000	60,224
Yuma Industrial Development
Authority Multifamily Revenue
Series A 6.10% 9/20/19
(GNMA) (AMT)	2,340,000	2,547,629
		2,627,930
Lease Revenue Bonds – 12.25%
Arizona Game & Fish Department &
Community Beneficial
Interest Certificates
(Administration Building Project)
5.00% 7/1/32	1,300,000	1,364,740

(continues)     5

Statements of net assets

Delaware Tax-Free Arizona Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Marana Property Corporation
Municipal Facilities Revenue
5.00% 7/1/28 (AMBAC)	$575,000	$605,418
Maricopa County Industrial
Development Authority
Correctional Contract Revenue
(Phoenix West Prison) Series B
5.375% 7/1/22 (ACA)	1,000,000	1,055,150
Phoenix Industrial Development
Authority Lease Revenue
(Capitol Mall, LLC II Project)
5.00% 9/15/28 (AMBAC)	4,000,000	4,172,759
Pinal County Certificates
of Participation
5.00% 12/1/29	1,300,000	1,364,662
5.125% 6/1/21 (AMBAC)	4,675,000	4,935,210
Puerto Rico Public Buildings
Authority Revenue (Guaranteed
Government Facilities)
Series D 5.25% 7/1/27	470,000	497,862
Series D 5.25% 7/1/36	270,000	285,077
Series I 5.25% 7/1/33	500,000	536,930
Salt River Project Agricultural
Improvement & Power District
Certificates of Participation
5.00% 12/1/18 (MBIA)	1,500,000	1,601,340
University of Arizona Certificates of
Participation Series B
5.00% 6/1/31 (AMBAC)	2,250,000	2,362,545
		18,781,693
Local General Obligation Bonds – 4.11%
Cochise County Unified School
District #68 7.50% 7/1/10 (FGIC)	1,000,000	1,118,850
DC Ranch Community Facilities
5.00% 7/15/27 (AMBAC)	1,000,000	1,056,360
Marana Tangerine Farm
Improvement District Revenue
4.60% 1/1/26	1,000,000	1,011,160
Maricopa County School District #14
(Creighton School Improvement
Project of 1990) Series C
6.50% 7/1/08 (FGIC)	545,000	565,230
Phoenix Variable Purpose Series B
5.00% 7/1/27	2,435,000	2,553,341
		6,304,941
§Pre-Refunded Bonds – 26.58%
Arizona Board of Regents (Northern
Arizona University)
5.00% 6/1/34-12 (FGIC)	1,000,000	1,063,760
5.50% 6/1/34-14 (FGIC)	1,250,000	1,394,950
Arizona State Transportation Board
Highway Revenue Series B
5.25% 7/1/22-12	1,000,000	1,076,710
Maricopa County School District #3
(Tempe Elementary Project
of 1997) Series E
5.70% 7/1/16-09 (FGIC)	1,025,000	1,081,703
Mesa Industrial Development
Authority Revenue (Discovery
Health Systems) Series A
5.625% 1/1/29-10 (MBIA)	10,000,000	10,625,201
Mohave County Community
College District Revenue
(State Board of Directors)
6.00% 3/1/20-10 (MBIA)	1,000,000	1,067,110
Phoenix Industrial Development
Authority Lease Revenue
(Capitol Mall, LLC Project)
5.50% 9/15/27-10 (AMBAC)	5,000,000	5,309,350
Phoenix Industrial Development
Authority Multifamily Housing
Revenue (Ventana Palms
Apartments) Series A
6.15% 10/1/29-09 (MBIA)	510,000	550,458
6.20% 10/1/34-09 (MBIA)	940,000	1,015,717
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series K
5.00% 7/1/35-15	750,000	817,988
Puerto Rico Commonwealth Public
Improvement Revenue
5.125% 7/1/30-11 (FSA)	770,000	817,247
Series A 5.00% 7/1/27-12	1,000,000	1,067,690
Series A 5.125% 7/1/31-11	1,705,000	1,809,619
Puerto Rico Public Buildings
Authority Revenue (Guaranteed
Government Facilities) Series D
5.25% 7/1/27-12	1,280,000	1,377,549
5.25% 7/1/36-12	730,000	785,633
Scottsdale Industrial Development
Authority Hospital Revenue
(Scottsdale Healthcare)
5.70% 12/1/21-11	500,000	547,090
Sedona Partner Certificates of
Participation 5.75% 7/1/16-09	500,000	527,870
Southern Arizona Capital
Facilities Finance (University of
Arizona Project)
5.10% 9/1/33-12 (MBIA)	3,250,000	3,482,375
Surprise Municipal Property
Excise Tax Revenue
5.70% 7/1/20-09 (FGIC)	5,000,000	5,269,700
University of Arizona
Certificates of Participation
(University of Arizona Parking &
Student Housing)
5.75% 6/1/19-09 (AMBAC)	1,000,000	1,045,620
		40,733,340

6

	Principal
	Amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 5.34%
Arizona Tourism & Sports Authority
Tax Revenue (Multipurpose
Stadium Facilities) Series A
5.00% 7/1/28 (MBIA)	$2,500,000	$2,632,250
5.00% 7/1/31 (MBIA)	1,500,000	1,575,915
Glendale Municipal Property
Corporation Series A
5.00% 7/1/33 (AMBAC)	1,000,000	1,056,050
Phoenix Civic Improvement
Corporation Distribution
Revenue (Civic Plaza) Series B
5.50% 7/1/31 (FGIC)	1,500,000	1,337,910
San Luis Civic Improvement
Corporation Municipal Facilities
Excise Tax Revenue
5.00% 7/1/38 (XLCA)	1,500,000	1,589,595
		8,191,720
State General Obligation Bonds – 4.26%
Puerto Rico Commonwealth Public
Improvement
Refunding Series A 5.50% 7/1/19	1,300,000	1,476,852
Unrefunded Balance Series A
5.125% 7/1/30 (FSA)	480,000	502,666
5.125% 7/1/31	3,370,000	3,495,734
Virgin Islands Public Finance
Authority (Gross Receipts Taxes)
5.00% 10/1/31 (ACA)	1,000,000	1,047,530
		6,522,782
Transportation Revenue Bonds – 12.64%
Arizona State Transportation Board
Highway Revenue Series A
5.00% 7/1/23	1,000,000	1,070,580
Phoenix Civic Improvement
Corporation Airport Revenue
Series B
5.25% 7/1/27 (FGIC) (AMT)	1,000,000	1,051,920
5.25% 7/1/32 (FGIC) (AMT)	10,300,000	10,817,163
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series N
5.25% 7/1/39 (FGIC)	1,000,000	1,205,970
Tucson Airport Authority Senior
Lien Series 2001 5.35% 6/1/31
(AMBAC) (AMT)	5,000,000	5,228,300
		19,373,933
Water & Sewer Revenue Bonds – 5.62%
Gilbert Water Municipal Property
Corporation Wastewater System
& Utility Revenue (Development
Fee & Senior Lien) 4.90% 4/1/19	1,500,000	1,523,745
Glendale Water & Sewer Revenue
Senior Lien
5.00% 7/1/28 (AMBAC)	2,000,000	2,112,100
Phoenix Civic Improvement
Corporation Wastewater
Systems Revenue Junior Lien
5.00% 7/1/24 (FGIC)	1,000,000	1,043,090
5.00% 7/1/26 (FGIC)	3,750,000	3,932,250
		8,611,185
Total Municipal Bonds
(cost $141,626,971)		150,079,153

Short-Term Investments – 1.83%
•Variable Rate Demand Notes – 1.83%
Arizona Health Facilities Authority
Revenue (Catholic West Health
Facilities) Series B 3.50% 7/1/35
(LOC – Bank of America N.A.)	800,000	800,000
Scottsdale Industrial Development
Authority Hospital Revenue
(Scottsdale Healthcare)
Series A 3.51% 9/1/30 (FGIC)	2,000,000	2,000,000
Total Short-Term Investments
(cost $2,800,000)		2,800,000

Total Value of Securities – 99.75%
(cost $144,426,971)		152,879,153
Receivables and Other Assets
Net of Liabilities – 0.25%		389,024
Net Assets Applicable to 13,417,014
Shares Outstanding – 100.00%		$153,268,177

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($130,222,061 / 11,401,775 Shares)		$11.42
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($15,027,714 / 1,314,821 Shares)		$11.43
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($8,018,402 / 700,418 Shares)		$11.45

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$147,487,298
Accumulated net realized loss on investments		(2,671,303)
Net unrealized appreciation of investments		8,452,182
Total net assets		$153,268,177

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

(continues)     7

Statements of net assets

Delaware Tax-Free Arizona Fund

Summary of Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
Connie Lee — Insured by the College Construction Insurance Association
FGIC — Insured by the Financial Guaranty Insurance Company
FHLMC — Insured by the Federal Home Loan Mortgage Corporation
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$11.42
Sales charge (4.50% of offering price) (B)	0.54
Offering price	$11.96

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free California Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.12%
Education Revenue Bonds – 12.71%
California Educational Facilities
Authority Revenue
(Claremont Graduate
University) Series A
5.00% 3/1/37	$1,000,000	$1,047,320
(University of the Pacific)
5.25% 5/1/34	1,000,000	1,063,160
5.75% 11/1/30 (MBIA)	310,000	331,740
(Woodbury University)
5.00% 1/1/36	1,000,000	1,032,340
California Municipal Finance
Authority Educational
Revenue (American Heritage
Foundation Project)
Series A 5.25% 6/1/36	1,000,000	1,048,100
California Public Works Board Lease
Revenue (Various Universities of
California Projects)
Series D 5.00% 5/1/30	1,000,000	1,062,990
Series F 5.00% 11/1/29	1,000,000	1,053,640
California State University
Systemwide Revenue Series A
5.25% 11/1/20 (FSA)	1,000,000	1,089,600
California Statewide Communities
Development Authority
Revenue (Viewpoint School
Project) 5.75% 10/1/33 (ACA)	1,000,000	1,103,240
California Statewide Communities
Development Authority
Student Housing Revenue
(East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	1,000,000	1,070,460
(Irvine, LLC - UCI East)
5.00% 5/15/38	1,000,000	1,051,950
San Diego County Certificates of
Participation (University of San
Diego) 5.375% 10/1/41	1,000,000	1,045,250
University of California Revenue
5.00% 5/15/33 (FSA)	2,000,000	2,125,300
		14,125,090
Electric Revenue Bonds – 1.72%
Puerto Rico Electric Power
Authority Revenue Series OO
5.00% 7/1/13 (CIFG)	1,000,000	1,075,470
Roseville National Gas Financing
Authority Revenue
5.00% 2/15/28	750,000	835,868
		1,911,338

8

	Principal
	Amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds – 11.17%
Abag Finance Authority of
California (Nonprofit
Corporations - San Diego
Hospital Association)
Series A 6.125% 8/15/20	$1,250,000	$1,357,138
California Health Facilities
Financing Authority Revenue
(Catholic Healthcare West)
Series G 5.25% 7/1/23	1,000,000	1,066,010
(Naveda - Methodist)
5.00% 7/1/36	1,075,000	1,126,847
(The Episcopal Home) Series A
5.30% 2/1/32 (RADIAN)	2,000,000	2,094,820
California Infrastructure &
Economic Development Bank
Revenue (Kaiser Hospital
Associates I, LLC)
Series A 5.55% 8/1/31	1,000,000	1,065,620
California Statewide Communities
Development Authority
Revenue
(Health Facilities - Adventist
Health) Series A 5.00% 3/1/35	2,000,000	2,079,560
(Kaiser Permenante)
5.25% 3/1/45	1,500,000	1,600,305
Series B 4.371% 4/1/36	1,000,000	1,001,500
(Presbyterian Homes) Series A
4.875% 11/15/36	1,000,000	1,021,670
		12,413,470
Housing Revenue Bonds – 7.36%
California State Department of
Veteran Affairs Home Purpose
Revenue Series A
4.60% 12/1/28	2,000,000	2,023,260
California Statewide Communities
Development Authority
Multifamily Housing Revenue
(Citrus Gardens Apartments)
Series D1 5.375% 7/1/32	1,800,000	1,877,994
•(Silver Ridge Apartments)
Series H 5.80% 8/1/33
(FNMA) (AMT)	1,000,000	1,063,610
Palm Springs Mobile Home Park
Revenue (Sahara Mobile Home
Park) Series A
5.75% 5/15/37	1,000,000	1,067,270
Santa Clara County Multifamily
Housing Authority Revenue
(Rivertown Apartments
Project) Series A
5.85% 8/1/31 (AMT)	1,000,000	1,064,160
Ventura County Area Multifamily
Housing Authority Revenue
(Glen Oaks Apartments)
Series A 6.35% 7/20/34 (GNMA)	990,000	1,089,020
		8,185,314
Lease Revenue Bonds – 7.18%
California State Public Works
Board Lease Revenue
(Department of Corrections)
Series A 5.00% 3/1/27 (AMBAC)	1,000,000	1,045,670
Series C 5.25% 6/1/28	1,500,000	1,603,110
(Department of General
Services - Butterfield) Series A
5.25% 6/1/30	1,000,000	1,077,270
Franklin-McKinley School District
Certificates of Participation
(Financing Project) Series B
5.00% 9/1/27 (AMBAC)	1,060,000	1,119,901
San Diego County Certificates of
Participation
5.75% 7/1/31 (MBIA)	1,000,000	1,078,560
San Juan Basin Authority (Ground
Water Recovery Project)
5.00% 12/1/34 (AMBAC)	1,000,000	1,048,090
Stockton Unified School District
Certificates of Participation
(Capital Projects)
4.50% 2/1/36 (AMBAC)	1,000,000	1,008,340
		7,980,941
Local General Obligation Bonds – 18.08%
^Anaheim School District Election
2002 4.58% 8/1/25 (MBIA)	1,250,000	562,213
Commerce Joint Powers
Financing Authority Revenue
(Redevelopment Projects)
Series A
5.00% 8/1/28 (RADIAN)	1,000,000	1,040,890
Culver City Redevelopment Agency
(Tax Allocation Redevelopment
Project) Series A
5.00% 11/1/25 (AMBAC)	1,000,000	1,064,450
Fairfield-Suisun Unified School
District Election 2002
5.50% 8/1/28 (MBIA)	500,000	554,695
Fremont Community Facilities
District #1 (Special Tax Pacific
Commons) 5.375% 9/1/36	1,000,000	1,037,300
Jurupa Community Services
Special Tax Community
Facilities District #19-Eastvale
5.00% 9/1/36	500,000	508,135
La Quinta Redevelopment Agency
(Tax Allocation Redevelopment
Project Area #1)
Series A 5.10% 9/1/31 (AMBAC)	2,000,000	2,121,760
Lake Elsinore Public Financing
Authority Tax Allocation Series A
5.50% 9/1/30	1,000,000	1,036,540

(continues)      9

Statements of net assets

Delaware Tax-Free California Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Lammersville School District
Special Tax Community
Facilities District #2002
(Mountain House)
5.125% 9/1/35	$500,000	$516,725
Lawndale Elementary School
District 5.00% 8/1/32 (FSA)	1,000,000	1,048,750
Los Angeles Unified School District
Series A-2 4.25% 1/1/28 (FGIC)	1,000,000	997,890
Modesto Special Tax Community
Facilities District #04-1 Village 2
5.15% 9/1/36	1,000,000	1,027,620
Poway Unified School District
Community Facilities
District #6 5.60% 9/1/33	1,000,000	1,037,950
District #14 5.25% 9/1/36	1,000,000	1,032,100
Riverside County Redevelopment
Agency Tax Allocation
(Jurupa Valley Project)
5.25% 10/1/35 (AMBAC)	1,590,000	1,707,406
Roseville Westpark Special Tax
Public Community Facilities
District #1 5.25% 9/1/37	500,000	515,795
San Bernardino County Special
Tax Community Facilities
District #2002-1 5.90% 9/1/33	2,000,000	2,141,699
San Diego Unified School District
Series E 5.00% 7/1/28 (FSA)	2,000,000	2,146,259
		20,098,177
§Pre-Refunded Bonds – 15.03%
California Educational Facilities
Authority Revenue
(Pepperdine University) Series A
5.50% 8/1/32-09	1,000,000	1,044,950
(University of the Pacific)
5.75% 11/1/30-10 (MBIA)	690,000	743,185
California State Department
Water Reserve Power Supply
Revenue Series A
5.375% 5/1/21-12	2,000,000	2,188,239
Golden State Tobacco
Securitization Corporation
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,099,970
5.625% 6/1/33-13	1,000,000	1,106,900
Oakland Industrial Revenue
(Harrison Foundation) Series B
6.00% 1/1/29-10 (AMBAC)	1,300,000	1,388,023
Poway Redevelopment Agency
Tax Allocation
5.75% 6/15/33-10 (MBIA)	1,400,000	1,523,508
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series K
5.00% 7/1/35-15	1,750,000	1,908,638
5.00% 7/1/45-15	1,500,000	1,635,975
San Diego County Certificates of
Participation (The Burnham
Institute) 6.25% 9/1/29-09	1,000,000	1,072,610
San Francisco Bay Area Rapid
Transit District Sales Tax Revenue
5.125% 7/1/36-11 (AMBAC)	740,000	787,242
Sequoia Unified High School
District Election 2001
5.125% 7/1/31-11 (FSA)	1,000,000	1,081,030
Southern California Logistics
Airport Authority Tax
Allocation 6.50% 12/1/31-11	1,000,000	1,131,530
		16,711,800
Resource Recovery Revenue Bonds – 3.80%
Salinas Valley Solid Waste
Authority Revenue
5.25% 8/1/27 (AMBAC) (AMT)	2,000,000	2,112,780
5.25% 8/1/31 (AMBAC) (AMT)	2,000,000	2,108,800
		4,221,580
Special Tax Revenue Bonds – 2.17%
Palm Drive Health Care District
Parcel Tax Revenue
5.25% 4/1/30	2,000,000	2,145,060
San Francisco Bay Area Rapid
Transit District Sales Tax
Revenue
5.125% 7/1/36 (AMBAC)	260,000	272,067
		2,417,127
State General Obligation Bonds – 7.37%
California State
5.00% 2/1/33	1,000,000	1,051,600
5.50% 11/1/33	2,000,000	2,187,580
California State Variable Purposes
5.00% 6/1/31	1,000,000	1,061,370
5.00% 8/1/35	1,000,000	1,060,980
California State Veterans Series B
5.70% 12/1/32 (AMT)	640,000	653,523
Puerto Rico Government
Development Bank Senior
Notes Series B 5.00% 12/1/14	1,000,000	1,072,760
Puerto Rico Public Buildings
Authority Revenue
(Guaranteed Government
Facility) Series I
5.50% 7/1/23	1,000,000	1,102,240
		8,190,053
Transportation Revenue Bonds – 4.74%
Bay Area Toll Authority Revenue
5.00% 4/1/31	1,000,000	1,076,740
Port of Oakland Revenue Series L
5.375% 11/1/27 (FGIC) (AMT)	1,000,000	1,066,780

10

	Principal
	Amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Sacramento County Airport
System Revenue Series A
5.00% 7/1/32 (FSA)	$1,000,000	$1,045,660
San Diego Redevelopment Agency
(Centre City Redevelopment
Project) Series A
6.40% 9/1/25	1,000,000	1,049,330
San Jose Airport Revenue Series A
5.00% 3/1/31 (FGIC)	1,000,000	1,035,380
		5,273,890
Water & Sewer Revenue Bonds – 6.79%
Banning Utilities Authority Water
Enterprise Revenue
5.25% 11/1/35 (FGIC)	1,000,000	1,104,910
California State Department of
Water Resources Systems
Revenue (Central Valley
Project) Series X
5.00% 12/1/29 (FGIC)	1,000,000	1,054,080
Clovis Public Financing Authority
Wastewater Revenue
5.25% 8/1/30 (MBIA)	1,000,000	1,094,240
Metropolitan Water District
Southern California
Waterworks Authority
Revenue
Series B-1 5.00% 10/1/36
(FGIC)	1,000,000	1,058,000
Series C 5.00% 7/1/35	2,000,000	2,153,720
Sacramento County Sanitation
District Financing Authority
Revenue
5.00% 12/1/36 (FGIC)	1,000,000	1,077,080
		7,542,030
Total Municipal Bonds
(cost $103,308,090)		109,070,810

Short-Term Investments – 0.90%
•Variable Rate Demand Notes – 0.90%
Los Angeles Water & Power Revenue
Series B-1 3.55% 7/1/34	1,000,000	1,000,000
Total Short-Term Investments
(cost $1,000,000)		1,000,000

Total Value of Securities – 99.02%
(cost $104,308,090)		110,070,810
Receivables and Other Assets
Net of Liabilities – 0.98%		1,085,646
Net Assets Applicable to 9,626,442
Shares Outstanding – 100.00%		$111,156,456
Net Asset Value – Delaware Tax-Free California Fund
Class A ($84,250,011 / 7,300,806 Shares)		$11.54
Net Asset Value – Delaware Tax-Free California Fund
Class B ($12,489,272 / 1,078,073 Shares)		$11.58
Net Asset Value – Delaware Tax-Free California Fund
Class C ($14,417,173 / 1,247,563 Shares)		$11.56

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$106,060,149
Undistributed net investment income		1,300
Accumulated net realized loss on investments		(667,713)
Net unrealized appreciation of investments		5,762,720
Total net assets		$111,156,456

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

Summary of Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
CIFG — CDC IXIS Financial Guaranty
FGIC — Insured by the Financial Guaranty Insurance Company
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$11.54
Sales charge (4.50% of offering price) (B)	0.54
Offering price	$12.08

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

(continues)     11

Statements of net assets

Delaware Tax-Free Colorado Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.27%
Education Revenue Bonds – 15.03%
Boulder County Development
Revenue (University
Corporation for Atmospheric
Research)
5.00% 9/1/33 (MBIA)	$1,000,000	$1,050,010
5.00% 9/1/35 (AMBAC)	2,000,000	2,114,780
Colorado Educational & Cultural
Facilities Authority Revenue
(Charter School Project)
5.50% 5/1/36 (XLCA)	2,280,000	2,498,059
(Johnson & Wales University
Project) Series A
5.00% 4/1/28 (XLCA)	1,000,000	1,050,520
(Liberty Common Charter
School Project)
5.125% 12/1/33 (XLCA)	2,740,000	2,902,153
(Montessori Districts Charter
School Projects) Series A
6.125% 7/15/32	5,590,000	5,833,612
(Pinnacle Charter School
Project) 5.00% 6/1/33 (XLCA)	2,170,000	2,272,446
(Regis University Project)
5.00% 6/1/22 (RADIAN)	1,820,000	1,914,240
(Renaissance Charter School
Project) 6.75% 6/1/29	2,000,000	1,964,720
(University of Northern Colorado
Student Housing Project) Series A
5.125% 7/1/37 (MBIA)	7,500,000	7,823,700
(Woodrow Wilson Charter
School Project) Series A
5.25% 12/1/34 (XLCA)	1,960,000	2,128,090
Colorado School Mines Auxiliary
Facilities Revenue
5.00% 12/1/37 (AMBAC)	3,130,000	3,292,666
Colorado State Board of
Governors University Enterprise
System Revenue
Series B 5.00% 3/1/35 (AMBAC)	2,000,000	2,106,960
University of Colorado Enterprise
System Revenue Series A
5.375% 6/1/26	1,000,000	1,054,080
University of Puerto Rico Revenue
Series Q 5.00% 6/1/36	3,750,000	3,973,500
		41,979,536
Electric Revenue Bonds – 1.86%
Colorado Springs Utilities Revenue
Series A 5.00% 11/15/29	5,000,000	5,198,400
		5,198,400
Escrowed to Maturity Bonds – 2.17%
Colorado Health Facilities
Authority Revenue (Catholic
Health Initiatives) Series A
5.50% 3/1/32	5,000,000	5,389,050
Galleria Metropolitan District
7.25% 12/1/09	645,000	674,535
		6,063,585
Health Care Revenue Bond – 14.40%
Colorado Health Facilities
Authority Revenue
•(Adventist Health Project)
Series D 5.25% 11/15/35	4,000,000	4,277,560
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	3,000,000	3,062,160
(Christian Living Community
Project) Series A 5.75% 1/1/37	1,500,000	1,579,455
(Covenant Retirement
Communities) Series A
5.50% 12/1/33 (RADIAN)	5,000,000	5,359,450
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,083,360
Series A 5.25% 6/1/34	2,750,000	2,887,610
(Parkview Medical Center)
5.00% 9/1/25	1,000,000	1,049,800
(Porter Place) Series A
6.00% 1/20/36 (GNMA)	5,000,000	5,310,900
(Vail Valley Medical Center
Project) 5.80% 1/15/27	3,475,000	3,701,779
Delta County Memorial Hospital
District Enterprise Revenue
5.35% 9/1/17	4,000,000	4,172,160
Denver Health & Hospital Authority
Healthcare Revenue Series A
5.375% 12/1/28 (ACA)	2,770,000	2,851,604
Mesa County Residential Care
Facilities Mortgage Revenue
(Hilltop Community Resources)
Series A 5.375% 12/1/28
(RADIAN)	2,000,000	2,124,240
University of Colorado Hospital
Authority Revenue Series A
5.00% 11/15/37	1,690,000	1,746,598
		40,206,676
Housing Revenue Bonds – 3.56%
Colorado Housing & Finance
Authority Revenue (Multifamily
Housing Insured Mortgage)
Series A-3 6.25% 10/1/26 (FHA)	400,000	409,120
Series C-3 6.15% 10/1/41	1,590,000	1,653,664
Denver City & County Multifamily
Federal Housing Authority
Revenue (Insured Mortgage
Loan - Garden Court)
5.40% 7/1/39 (FHA)	2,000,000	2,055,580
Englewood Multifamily Housing
Revenue (Marks Apartments
Project) 6.65% 12/1/26	5,700,000	5,822,037
		9,940,401

12

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 5.30%
Colorado Educational & Cultural
National Conference of State
Legislatures Office Building
Facilities Authority Revenue
5.25% 6/1/21	$2,000,000	$2,091,280
Conejos & Alamosa Counties
School District #11J
Certificates of Participation
6.50% 4/1/11	955,000	956,270
Denver Convention Center Hotel
Authority Revenue Series A
5.00% 12/1/35 (XLCA)	3,000,000	3,192,720
El Paso County Certificates of
Participation
(Detention Facilities Project)
Series B
5.00% 12/1/27 (AMBAC)	1,500,000	1,572,060
(Judicial Building Project) Series A
5.00% 12/1/27 (AMBAC)	2,000,000	2,096,080
Fremont County Certificates of
Participation Refunding &
Improvement Series A
5.25% 12/15/24 (MBIA)	3,045,000	3,272,218
Puerto Rico Public Buildings
Authority Revenue
(Guaranteed Government
Facilities) Series I 5.25% 7/1/33	1,500,000	1,610,790
		14,791,418
Local General Obligation Bonds – 16.31%
Adams County School District #14
5.125% 12/1/31 (FSA)	1,500,000	1,633,620
Arapahoe County Water
& Wastewater Public
Improvement District
Refunding Series A
5.125% 12/1/32 (MBIA)	4,500,000	4,762,530
Bowles Metropolitan District
5.00% 12/1/33 (FSA)	2,500,000	2,640,550
Denver West Metropolitan District
5.00% 12/1/33 (RADIAN)	4,000,000	4,161,280
Douglas County School District #1
Building (Douglas & Elbert
Counties) Series B
5.125% 12/15/25 (FSA)	2,000,000	2,128,800
Eagle Bend Metropolitan District #2
5.00% 12/1/35 (RADIAN)	3,000,000	3,141,690
El Paso County School District #2
(Harrison)
5.00% 12/1/27 (MBIA)	2,115,000	2,224,917
Garfield County School District #2
5.00% 12/1/25 (FSA)	3,280,000	3,531,839
La Plata County School District #9-R
(Durango)
5.125% 11/1/24 (MBIA)	1,000,000	1,070,540
Lincoln Park Metropolitan District
7.75% 12/1/26	2,500,000	2,734,125
Loveland Special Improvements
District #1 7.50% 7/1/29	5,540,000	5,562,271
Meridian Metropolitan District
Series A 5.00% 12/1/31
(RADIAN)	7,000,000	7,206,849
North Range Metropolitan District #1
4.50% 12/15/31(ACA)	1,500,000	1,495,470
Saddle Rock Colorado
Metropolitan District
5.35% 12/1/31 (RADIAN)	1,580,000	1,657,041
Sand Creek Metropolitan District
Refunding & Improvement
5.00% 12/1/31 (XLCA)	500,000	526,145
Vista Ridge Metropolitan District
Refunding & Improvement
(Limited Tax) Series A
5.125% 12/1/40 (RADIAN)	1,000,000	1,059,880
		45,537,547
§Pre-Refunded Bonds – 22.64%
Aurora Certificates of Participation
5.50% 12/1/30-10 (AMBAC)	8,000,000	8,507,679
Boulder County Hospital Revenue
(Development Longmont
United Hospital Project)
5.60% 12/1/27-07 (RADIAN)	1,250,000	1,278,450
6.00% 12/1/30-10 (RADIAN)	5,000,000	5,400,649
Burlingame Multifamily Housing
Revenue Series A
6.00% 11/1/29-09 (MBIA)	1,250,000	1,335,325
Colorado Educational & Cultural
Facilities Authority Revenue
(Core Knowledge Charter
School Project)
7.00% 11/1/29-09	1,000,000	1,083,380
(Littleton Academy Charter
School Project)
6.125% 1/15/31-12	2,000,000	2,212,300
(Pinnacle Charter School
Project) 6.00% 12/1/21-11	1,750,000	1,922,813
(Stargate Charter School
Project) 6.125% 5/1/33-13	2,000,000	2,262,480
(University of Denver Project)
5.375% 3/1/23-11 (AMBAC)	2,000,000	2,127,940
Series A 5.00% 3/1/27-12
(MBIA)	5,000,000	5,295,850
Series B 5.25% 3/1/35-16
(FGIC)	1,750,000	1,948,398
Colorado Springs Revenue
(Colorado College Project)
5.375% 6/1/32-09	2,570,000	2,690,225
E-470 Public Highway Authority
Revenue Series A
5.75% 9/1/35-10 (MBIA)	3,100,000	3,364,492

(continues)     13

Statements of net assets

Delaware Tax-Free Colorado Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
El Paso County School District #49
(Falcon)
5.50% 12/1/21-11 (FGIC)	$3,580,000	$3,867,510
Fremont County School District #1
(Canon City)
5.00% 12/1/24-13 (MBIA)	1,735,000	1,872,447
Garfield Pitkin & Eagle County
School District #1 (Roaring
Fork) Series A
5.00% 12/15/27-14 (FSA)	1,500,000	1,633,710
Greeley Building Authority
Certificates of Participation
(Golf Course Lease Purchase)
6.10% 8/15/16-07	2,600,000	2,629,250
North Range Metropolitan District #1
7.25% 12/15/31-11	3,390,000	3,855,989
Pueblo County Certificates of
Participation 6.50% 12/1/24-10	5,460,000	5,992,458
University of Colorado Hospital
Authority Revenue Series A
5.60% 11/15/31-11	3,650,000	3,930,065
		63,211,410
Special Tax Revenue Bonds – 2.72%
Gypsum Sales Tax & General
Funding Revenue 5.25% 6/1/30	2,690,000	2,941,165
Puerto Rico Commonwealth
Infrastructure Financing
Authority Revenue Series B
5.00% 7/1/46	1,200,000	1,266,264
South Suburban Park & Recreation
District (Golf Course & Ice
Arena Facility) 6.00% 11/1/15	2,330,000	2,356,492
Westminster Golf Course
5.55% 12/1/23 (RADIAN)	1,000,000	1,033,840
		7,597,761
State General Obligation Bonds – 3.64%
Puerto Rico Commonwealth
Series A 5.25% 7/1/30	2,000,000	2,177,700
Series B 5.00% 7/1/35	500,000	530,025
Puerto Rico Commonwealth
Government Development
Bank Senior Notes
Series B 5.00% 12/1/14	1,000,000	1,072,760
Puerto Rico Commonwealth
Public Improvement Series A
5.25% 7/1/21	4,000,000	4,290,120
Virgin Islands Public Finance
Authority (Gross Receipts
Taxes) 5.00% 10/1/31 (ACA)	2,000,000	2,095,060
		10,165,665
Transportation Revenue Bonds – 9.53%
Denver City & County
Airport Revenue
Series A 5.00% 11/15/25 (FGIC)	2,000,000	2,155,380
Series B 5.00% 11/15/33 (XLCA)	4,000,000	4,208,000
Series E 5.25% 11/15/23 (MBIA)	8,250,000	8,409,143
Northwest Parkway Public
Highway Authority Series A
5.25% 6/15/41 (FSA)	11,100,000	11,824,830
		26,597,353
Water & Sewer Revenue Bonds – 1.11%
Ute Utility Water Conservancy
District Revenue
5.75% 6/15/20 (MBIA)	2,900,000	3,106,132
		3,106,132
Total Municipal Bonds
(cost $257,329,222)		274,395,884

Short-Term Investments – 0.68%
•Variable Rate Demand Notes – 0.68%
Colorado Springs Revenue
(Colorado College Project)
3.67% 6/1/29
(SPA – JPMorgan Chase)	200,000	200,000
Colorado Housing & Finance
Authority Class I AA3
3.53% 5/1/36
(SPA – Landesbank Hessen)	700,000	700,000
Platte River Power Authority
Electric Revenue Subordinate
Lien Series S-1 3.51% 6/1/18
(SPA – Morgan Guaranty Trust)	1,000,000	1,000,000
Total Short-Term Investments
(cost $1,900,000)		1,900,000

Total Value of Securities – 98.95%
(cost $259,229,222)		276,295,884
Receivables and Other Assets
Net of Liabilities – 1.05%		2,921,915
Net Assets Applicable to 25,098,719
Shares Outstanding – 100.00%		$279,217,799

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($262,342,050 / 23,583,975 Shares)		$11.12
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($6,665,098 / 598,788 Shares)		$11.13
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($10,210,651 / 915,956 Shares)		$11.15

14

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$270,360,412
Accumulated net realized loss on investments	(8,209,275)
Net unrealized appreciation of investments	17,066,662
Total net assets	$279,217,799

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to Financial Statements.”

•Variable rate security. The rate shown is the rate as of February 28, 2007.

Summary of Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
SPA — Stand-by Purchase Agreement
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$11.12
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.64

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free Idaho Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.36%
Corporate-Backed Revenue Bonds – 7.51%
Meridian Economic Development
Corporation Revenue
(Hi-Micro Project)
5.85% 8/15/11 (AMT)	$1,250,000	$1,251,613
Nez Perce County Pollution
Control Revenue (Potlatch
Corporation Project)
6.00% 10/1/24	2,535,000	2,580,909
Power County Pollution Control
Revenue (FMC Corporation
Project) 5.625% 10/1/14	2,475,000	2,541,899
		6,374,421
Education Revenue Bonds – 14.95%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	532,340
5.00% 4/1/18 (FGIC)	1,500,000	1,617,015
5.375% 4/1/22 (FGIC)	15,000	16,048
Series A 4.25% 4/1/32 (MBIA)	2,250,000	2,234,475
Idaho State University Revenue
Refunding & Improvement
5.00% 4/1/20 (FSA)	1,130,000	1,204,038
5.00% 4/1/23 (FSA)	2,115,000	2,246,468
North Idaho College Dormitory
Housing Certificate of
Participation 6.45% 10/1/16	1,000,000	1,012,220
University of Idaho Revenue
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,245,738
(Student Fee-Housing
Improvements Project)
5.25% 4/1/31 (FGIC)	2,195,000	2,305,145
University of Puerto Rico Revenue
Series Q 5.00% 6/1/36	250,000	264,900
		12,678,387
Electric Revenue Bonds – 1.88%
Puerto Rico Electric Power
Authority Revenue
Series II 5.25% 7/1/31	1,000,000	1,063,900
Series NN 5.125% 7/1/29	500,000	528,195
		1,592,095
Escrowed to Maturity Bonds – 2.20%
Puerto Rico Commonwealth
Infrastructure Financing
Authority Revenue Series A
5.375% 10/1/24	1,750,000	1,871,870
		1,871,870
Health Care Revenue Bonds – 4.39%
Idaho Health Facilities Authority
Hospital Revenue
(Idaho Elks Rehabilitation
Hospital Project)
5.30% 7/15/18	625,000	638,131
5.45% 7/15/23	2,000,000	2,044,100
(Portneuf Medical Center Project)
Series A 5.00% 9/1/35 (RADIAN)	1,000,000	1,043,900
		3,726,131

(continues)     15

Statements of net assets

Delaware Tax-Free Idaho Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 7.94%
Idaho Housing & Finance
Association Single Family
Mortgage
Series A Class III
4.875% 7/1/26 (AMT)	$1,000,000	$1,020,180
Series B Class I
5.00% 7/1/37 (AMT)	1,000,000	1,029,010
Series C Class III
5.35% 1/1/25 (AMT)	330,000	341,821
Series D Class III
5.45% 7/1/23 (AMT)	1,275,000	1,325,337
Series E Class III
4.875% 1/1/26 (AMT)	1,500,000	1,530,270
Series E Class III
5.00% 1/1/28 (AMT)	1,000,000	1,019,690
Idaho State Housing Agency
Single Family Mortgage
Series A 6.05% 7/1/13
(AMBAC) (FHA) (VA) (AMT)	45,000	45,771
Series A 6.10% 7/1/16
(FHA) (VA) (AMT)	60,000	61,058
Series A-1
6.85% 7/1/12 (AMT)	5,000	5,123
Series B 6.45% 7/1/15
(FHA) (VA) (AMT)	25,000	25,088
Series C-2
6.35% 7/1/15 (AMT)	30,000	30,036
Series E 6.35% 7/1/15
(FHA) (AMT)	55,000	55,276
Series E-1 6.60% 7/1/11	10,000	10,225
Series G-2 6.15% 7/1/15
(FHA) (VA) (AMT)	230,000	234,170
		6,733,055
Lease Revenue Bonds – 7.68%
Blaine School District #61
Certificate of Participation
5.00% 7/30/10 (AMBAC)	750,000	782,888
Boise City Certificate of
Participation 5.375% 9/1/20
(FGIC) (AMT)	2,100,000	2,189,103
Boise City Revenue Series A
5.375% 12/1/31 (MBIA)	500,000	532,165
Idaho State Building
Authority Revenue
Series A 5.00% 9/1/21 (MBIA)	1,150,000	1,170,631
Series A 5.00% 9/1/43 (XLCA)	1,000,000	1,050,210
Series B 5.00% 9/1/21 (MBIA)	750,000	786,810
		6,511,807
Local General Obligation Bonds – 24.34%
Ada & Canyon Counties Joint
School District #2 Meridian
4.75% 2/15/20	1,000,000	1,060,860
5.00% 7/30/20	2,155,000	2,278,955
5.125% 7/30/19	1,005,000	1,069,923
5.50% 7/30/16	1,305,000	1,492,959
Bannock County School District #25
(Pocatello Idaho School Board
Guaranteed Program)
5.00% 8/15/15	1,040,000	1,133,340
5.00% 8/15/16	1,100,000	1,196,470
Boise Urban Renewal Agency
Parking Revenue
(Tax Increment)
Series A 6.125% 9/1/15	1,845,000	1,873,450
Series B 6.125% 9/1/15	1,505,000	1,535,582
Bonner County Local
Improvement District #93-1
6.40% 4/30/07	195,000	195,603
6.50% 4/30/08	110,000	110,353
6.50% 4/30/10	60,000	60,191
Canyon County School District #132
(Caldwell) 5.00% 7/30/15 (FGIC)	2,000,000	2,194,659
Coeur D’Alene Local
Improvement District #6
Series 1995 6.00% 7/1/09	85,000	85,502
Series 1996 6.05% 7/1/10	90,000	90,544
Series 1997 6.10% 7/1/12	40,000	40,239
Series 1998 6.10% 7/1/14	45,000	45,275
Lemhi County 5.20% 8/1/27 (FSA)	2,145,000	2,278,354
Nampa, Idaho 5.00% 8/1/21 (FGIC)	2,475,000	2,688,270
Power & Cassia Counties Joint
School District #381 (American
Falls) 5.00% 8/1/17	1,155,000	1,213,813
		20,644,342
§Pre-Refunded Bonds – 10.00%
Ammon Urban Renewal Agency
Revenue Subordinate Lien Tax
Increment Series B
6.25% 8/1/18-07	445,000	449,859
Boise State University Revenue
Refunding & Improvement
5.125% 4/1/31-12 (FGIC)	1,000,000	1,067,700
5.375% 4/1/22-12 (FGIC)	985,000	1,063,032
Idaho Health Facilities Authority
Hospital Revenue (Bonner
General Hospital Project)
6.50% 10/1/28-07	1,500,000	1,553,775
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue
Series D 5.25% 7/1/38-12	1,000,000	1,079,740
Series Y 5.00% 7/1/36-16	2,000,000	2,194,560
Puerto Rico Commonwealth
Infrastructure Financing
Revenue Series A
5.125% 7/1/31-11	1,010,000	1,071,974
		8,480,640

16

	Principal
	Amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 4.31%
Idaho Board Bank Authority
Revenue Series B
4.125% 9/15/36 (MBIA)	$755,000	$741,063
5.00% 9/15/30 (MBIA)	725,000	782,949
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series W
5.50% 7/1/15	175,000	192,866
Virgin Islands Public Finance
Authority Revenue (Senior-
Lien-Matching Fund Loan
Note) Series A
5.25% 10/1/20	500,000	538,180
5.25% 10/1/21	500,000	538,520
5.25% 10/1/24	800,000	860,552
		3,654,130
State General Obligation Bonds – 4.13%
Puerto Rico Commonwealth
Public Improvement Series A
5.125% 7/1/31	2,315,000	2,401,373
Puerto Rico Public Buildings
Authority Revenue
(Guaranteed Government
Facility) Series I 5.50% 7/1/23	1,000,000	1,102,240
		3,503,613
Transportation Revenue Bonds – 5.02%
Idaho Housing & Finance
Association Highway Trust
5.00% 7/15/24 (MBIA)	2,000,000	2,168,920
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series G
5.00% 7/1/33	2,000,000	2,086,460
		4,255,380
Water & Sewer Revenue Bonds – 3.01%
Chubbuck Water Revenue
Certificates of Participation
6.35% 4/1/08	125,000	125,204
6.40% 4/1/10	135,000	135,224
Moscow Sewer Revenue
5.00% 11/1/22 (FSA)	2,175,000	2,292,232
		2,552,660
Total Municipal Bonds
(cost $79,491,466)		82,578,531

	Number of
	Shares
Short-Term Investments – 0.32%
Money Market Instruments – 0.32%
Federated Minnesota Municipal
Cash Trust	270,669	270,669
Total Short-Term Investments
(cost $270,669)		270,669
Total Value of Securities – 97.68%
(cost $79,762,135)		$82,849,200
Receivables and Other Assets
Net of Liabilities – 2.32%		1,969,371
Net Assets Applicable to 7,354,046
Shares Outstanding – 100.00%		$84,818,571

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($64,910,649 / 5,626,642 Shares)		$11.54
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($7,549,174 / 655,468 Shares)		$11.52
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($12,358,748 / 1,071,936 Shares)		$11.53

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$82,137,560
Distributions in excess of net investment income		(11,281)
Accumulated net realized loss on investments		(394,773)
Net unrealized appreciation of investments		3,087,065
Total net assets		$84,818,571

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to Financial Statements.”

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
VA — Insured by the Veterans Administration
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)		$11.54
Sales charge (4.50% of offering price) (B)		0.54
Offering price		$12.08

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See current prospectus for purchases of $100,000 or more.

See accompanying notes

(continues)     17

Statements of operations

Six Months Ended February 28, 2007 (Unaudited)

	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona	California	Colorado	Idaho
	Fund	Fund	Fund	Fund
Investment Income:
Interest	$3,679,351	$2,552,931	$7,115,164	$1,976,364

Expenses:
Management fees	379,636	291,797	754,533	227,987
Distribution expenses – Class A	160,651	98,800	321,491	78,231
Distribution expenses – Class B	77,330	68,690	36,310	38,082
Distribution expenses – Class C	39,503	65,926	49,423	63,452
Dividend disbursing and transfer agent fees and expenses	36,535	22,004	71,340	23,733
Accounting and administration expenses	30,371	21,222	54,875	16,581
Trustees’ fees and benefits	23,673	16,024	42,434	12,747
Registration fees	11,742	12,746	5,147	2,198
Legal fees	10,118	8,101	21,420	4,059
Audit and taxes	8,771	7,500	11,428	7,246
Reports and statements to shareholders	7,673	5,455	14,375	3,138
Custodian fees	2,839	3,357	7,793	3,050
Insurance fees	1,916	1,546	3,635	2,288
Consulting fees	1,793	1,215	3,203	639
Pricing fees	1,489	1,477	1,593	1,258
Trustees’ expenses	305	207	549	204
Taxes (other than taxes on income)	268	271	534	52
Dues and services	180	142	378	126
	794,793	626,480	1,400,461	485,071
Less expenses absorbed or waived	(124,903)	(50,206)	(38,084)	(49,864)
Less expense paid indirectly	(472)	(645)	(811)	(168)
Total operating expenses	669,418	575,629	1,361,566	435,039
Net Investment Income	3,009,933	1,977,302	5,753,598	1,541,325

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	74,662	84,494	649,140	11,195
Net change in unrealized appreciation/depreciation of investments	874,122	1,233,566	1,327,910	638,321
Net Realized and Unrealized Gain on Investments	948,784	1,318,060	1,977,050	649,516

Net Increase in Net Assets Resulting from Operations	$3,958,717	$3,295,362	$7,730,648	$2,190,841

See accompanying notes

18

Statements of changes in net assets

	Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,009,933	$6,300,495	$1,977,302	$3,593,780
Net realized gain on investments	74,662	43,501	84,494	54,668
Net change in unrealized appreciation/depreciation of investments	874,122	(2,942,259)	1,233,566	(645,995)
Net increase in net assets resulting from operations	3,958,717	3,401,737	3,295,362	3,002,453

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,621,569)	(5,426,852)	(1,551,365)	(2,700,721)
Class B	(257,218)	(591,776)	(216,941)	(520,644)
Class C	(131,146)	(281,867)	(208,996)	(372,415)
	(3,009,933)	(6,300,495)	(1,977,302)	(3,593,780)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,366,846	10,957,142	10,215,792	24,239,523
Class B	40,903	142,404	133,174	930,739
Class C	575,593	1,220,741	2,273,752	4,270,651

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,356,136	2,827,580	870,133	1,330,584
Class B	133,393	284,984	134,608	319,486
Class C	74,948	181,106	143,106	245,798
	9,547,819	15,613,957	13,770,565	31,336,781
Cost of shares repurchased:
Class A	(10,775,234)	(14,796,665)	(3,818,394)	(9,948,784)
Class B	(1,651,550)	(2,670,968)	(2,862,327)	(4,420,476)
Class C	(799,489)	(1,720,211)	(932,077)	(1,449,969)
	(13,226,273)	(19,187,844)	(7,612,798)	(15,819,229)
Increase (decrease) in net assets derived from capital share transactions	(3,678,454)	(3,573,887)	6,157,767	15,517,552
Net Increase (Decrease) in Net Assets	(2,729,670)	(6,472,645)	7,475,827	14,926,225

Net Assets:
Beginning of period	155,997,847	162,470,492	103,680,629	88,754,404
End of period[1]	$153,268,177	$155,997,847	$111,156,456	$103,680,629

[1] Including undistributed net investment income	$—	$—	$1,300	$1,300

See accompanying notes

(continues)     19

Statements of changes in net assets

	Delaware Tax-Free		Delaware Tax-Free
	Colorado Fund		Idaho Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,753,598	$12,314,501	$1,541,325	$3,239,586
Net realized gain (loss) on investments	649,140	450,227	11,195	(101,210)
Net change in unrealized appreciation/depreciation of investments	1,327,910	(4,436,948)	638,321	(1,375,994)
Net increase in net assets resulting from operations	7,730,648	8,327,780	2,190,841	1,762,382

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,450,967)	(11,609,299)	(1,220,002)	(2,474,619)
Class B	(126,562)	(336,062)	(120,141)	(299,166)
Class C	(171,961)	(361,239)	(199,908)	(463,351)
	(5,749,490)	(12,306,600)	(1,540,051)	(3,237,136)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,350,603	13,799,363	5,057,460	10,429,777
Class B	21,499	33,782	330,800	124,022
Class C	752,630	2,039,444	254,587	1,701,162

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,538,744	7,376,964	795,988	1,606,348
Class B	73,868	204,522	71,069	185,231
Class C	123,738	246,055	126,399	289,646
	11,861,082	23,700,130	6,636,303	14,336,186
Cost of shares repurchased:
Class A	(9,177,246)	(28,843,934)	(4,240,554)	(8,767,129)
Class B	(1,703,197)	(2,239,852)	(804,690)	(3,139,497)
Class C	(708,582)	(1,361,492)	(1,553,312)	(3,967,817)
	(11,589,025)	(32,445,278)	(6,598,556)	(15,874,443)
Increase (decrease) in net assets derived from capital share transactions	272,057	(8,745,148)	37,747	(1,538,257)
Net Increase (Decrease) in Net Assets	2,253,215	(12,723,968)	688,537	(3,013,011)

Net Assets:
Beginning of period	276,964,584	289,688,552	84,130,034	87,143,045
End of period[1]	$279,217,799	$276,964,584	$84,818,571	$84,130,034

[1] Including distributions in excess of net investment income	$—	—	$(11,281)	$(11,301)

See accompanying notes

20

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.350	$ 11.560	$ 11.410	$ 11.160	$ 11.530	$ 11.500

Income (loss) from investment operations:
Net investment income	0.231	0.467	0.468	0.469	0.502	0.510
Net realized and unrealized gain (loss) on investments	0.070	(0.210)	0.174	0.308	(0.253)	0.100
Total from investment operations	0.301	0.257	0.642	0.777	0.249	0.610

Less dividends and distributions from:
Net investment income	(0.231)	(0.467)	(0.468)	(0.469)	(0.502)	(0.510)
Net realized gain on investments	—	—	(0.024)	(0.058)	(0.117)	(0.070)
Total dividends and distributions	(0.231)	(0.467)	(0.492)	(0.527)	(0.619)	(0.580)

Net asset value, end of period	$ 11.420	$ 11.350	$ 11.560	$ 11.410	$ 11.160	$ 11.530

Total return[2]	2.67%	2.31%	5.74%	7.09%	2.17%	5.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 130,222	$ 131,468	$ 134,874	$ 122,436	$ 129,683	$ 141,424
Ratio of expenses to average net assets	0.77%	0.76%	0.80%	0.90%	0.86%	0.90%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.93%	0.91%	0.91%	0.90%	0.91%	0.90%
Ratio of net investment income to average net assets	4.08%	4.12%	4.07%	4.14%	4.37%	4.50%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.92%	3.97%	3.96%	4.14%	4.32%	4.50%
Portfolio turnover	5%	8%	3%	19%	29%	46%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     21

Financial highlights

Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$11.360	$11.570	$11.420	$11.170	$11.540	$11.500

Income (loss) from investment operations:
Net investment income	0.188	0.382	0.382	0.384	0.416	0.426
Net realized and unrealized gain (loss) on investments	0.070	(0.210)	0.174	0.308	(0.253)	0.110
Total from investment operations	0.258	0.172	0.556	0.692	0.163	0.536

Less dividends and distributions from:
Net investment income	(0.188)	(0.382)	(0.382)	(0.384)	(0.416)	(0.426)
Net realized gain on investments	—	—	(0.024)	(0.058)	(0.117)	(0.070)
Total dividends and distributions	(0.188)	(0.382)	(0.406)	(0.442)	(0.533)	(0.496)

Net asset value, end of period	$11.430	$11.360	$11.570	$11.420	$11.170	$11.540

Total return[2]	2.29%	1.54%	4.95%	6.28%	1.41%	4.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,028	$16,413	$19,005	$13,355	$14,666	$13,678
Ratio of expenses to average net assets	1.52%	1.51%	1.55%	1.65%	1.61%	1.65%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.68%	1.66%	1.66%	1.65%	1.66%	1.65%
Ratio of net investment income to average net assets	3.33%	3.37%	3.32%	3.39%	3.62%	3.75%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.17%	3.22%	3.21%	3.39%	3.57%	3.75%
Portfolio turnover	5%	8%	3%	19%	29%	46%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

22

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.380	$ 11.580	$ 11.430	$ 11.180	$ 11.550	$ 11.520

Income (loss) from investment operations:
Net investment income	0.188	0.381	0.382	0.384	0.415	0.426
Net realized and unrealized gain (loss) on investments	0.070	(0.200)	0.174	0.308	(0.253)	0.100
Total from investment operations	0.258	0.181	0.556	0.692	0.162	0.526

Less dividends and distributions from:
Net investment income	(0.188)	(0.381)	(0.382)	(0.384)	(0.415)	(0.426)
Net realized gain on investments	—	—	(0.024)	(0.058)	(0.117)	(0.070)
Total dividends and distributions	(0.188)	(0.381)	(0.406)	(0.442)	(0.532)	(0.496)

Net asset value, end of period	$ 11.450	$ 11.380	$ 11.580	$ 11.430	$ 11.180	$ 11.550

Total return[2]	2.28%	1.63%	4.94%	6.27%	1.40%	4.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,018	$8,117	$8,591	$6,651	$8,544	$8,115
Ratio of expenses to average net assets	1.52%	1.51%	1.55%	1.65%	1.61%	1.65%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.68%	1.66%	1.66%	1.65%	1.66%	1.65%
Ratio of net investment income to average net assets	3.33%	3.37%	3.32%	3.39%	3.62%	3.75%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.17%	3.22%	3.21%	3.39%	3.57%	3.75%
Portfolio turnover	5%	8%	3%	19%	29%	46%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     23

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.400	$ 11.490	$ 11.110	$ 10.750	$ 11.010	$ 10.950

Income (loss) from investment operations:
Net investment income	0.223	0.450	0.462	0.518	0.537	0.546
Net realized and unrealized gain (loss) on investments	0.140	(0.090)	0.380	0.360	(0.260)	0.060
Total from investment operations	0.363	0.360	0.842	0.878	0.277	0.606

Less dividends and distributions from:
Net investment income	(0.223)	(0.450)	(0.462)	(0.518)	(0.537)	(0.546)
Total dividends and distributions	(0.223)	(0.450)	(0.462)	(0.518)	(0.537)	(0.546)

Net asset value, end of period	$ 11.540	$ 11.400	$ 11.490	$ 11.110	$ 10.750	$ 11.010

Total return[2]	3.21%	3.24%	7.72%	8.34%	2.51%	5.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84,250	$75,995	$60,744	$24,797	$22,169	$23,462
Ratio of expenses to average net assets	0.90%	0.88%	0.84%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.99%	0.97%	1.06%	0.96%	0.93%	0.97%
Ratio of net investment income to average net assets	3.91%	3.97%	4.03%	4.72%	4.84%	5.05%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.82%	3.88%	3.81%	4.26%	4.41%	4.58%
Portfolio turnover	9%	14%	11%	48%	56%	93%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

24

Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.440	$ 11.530	$ 11.160	$ 10.790	$ 11.050	$ 10.990

Income (loss) from investment operations:
Net investment income	0.180	0.365	0.377	0.436	0.453	0.465
Net realized and unrealized gain (loss) on investments	0.140	(0.090)	0.370	0.370	(0.260)	0.060
Total from investment operations	0.320	0.275	0.747	0.806	0.193	0.525

Less dividends and distributions from:
Net investment income	(0.180)	(0.365)	(0.377)	(0.436)	(0.453)	(0.465)
Total dividends and distributions	(0.180)	(0.365)	(0.377)	(0.436)	(0.453)	(0.465)

Net asset value, end of period	$ 11.580	$ 11.440	$ 11.530	$ 11.160	$ 10.790	$ 11.050

Total return[2]	2.82%	2.46%	6.80%	7.60%	1.73%	4.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,489	$14,918	$18,254	$14,530	$16,165	$15,105
Ratio of expenses to average net assets	1.65%	1.63%	1.59%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.74%	1.72%	1.81%	1.71%	1.68%	1.72%
Ratio of net investment income to average net assets	3.16%	3.22%	3.28%	3.97%	4.09%	4.30%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.07%	3.13%	3.06%	3.51%	3.66%	3.83%
Portfolio turnover	9%	14%	11%	48%	56%	93%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     25

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.420	$ 11.500	$ 11.130	$ 10.760	$ 11.020	$ 10.970

Income (loss) from investment operations:
Net investment income	0.180	0.365	0.377	0.436	0.454	0.465
Net realized and unrealized gain (loss) on investments	0.140	(0.080)	0.370	0.370	(0.260)	0.050
Total from investment operations	0.320	0.285	0.747	0.806	0.194	0.515

Less dividends and distributions from:
Net investment income	(0.180)	(0.365)	(0.377)	(0.436)	(0.454)	(0.465)
Total dividends and distributions	(0.180)	(0.365)	(0.377)	(0.436)	(0.454)	(0.465)

Net asset value, end of period	$ 11.560	$ 11.420	$ 11.500	$ 11.130	$ 10.760	$ 11.020

Total return[2]	2.83%	2.56%	6.81%	7.62%	1.74%	4.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,417	$12,768	$9,756	$5,595	$7,013	$7,357
Ratio of expenses to average net assets	1.65%	1.63%	1.59%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.74%	1.72%	1.81%	1.71%	1.68%	1.72%
Ratio of net investment income to average net assets	3.16%	3.22%	3.28%	3.97%	4.09%	4.30%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.07%	3.13%	3.06%	3.51%	3.66%	3.83%
Portfolio turnover	9%	14%	11%	48%	56%	93%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

26

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.040	$ 11.200	$ 11.070	$ 10.830	$ 11.080	$ 11.120

Income (loss) from investment operations:
Net investment income	0.233	0.488	0.495	0.510	0.527	0.532
Net realized and unrealized gain (loss) on investments	0.080	(0.160)	0.130	0.240	(0.250)	(0.040)
Total from investment operations	0.313	0.328	0.625	0.750	0.277	0.492

Less dividends and distributions from:
Net investment income	(0.233)	(0.488)	(0.495)	(0.510)	(0.527)	(0.532)
Total dividends and distributions	(0.233)	(0.488)	(0.495)	(0.510)	(0.527)	(0.532)

Net asset value, end of period	$ 11.120	$ 11.040	$ 11.200	$ 11.070	$ 10.830	$ 11.080

Total return[2]	2.86%	3.03%	5.78%	7.04%	2.52%	4.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$262,342	$258,773	$270,149	$276,534	$299,528	$314,695
Ratio of expenses to average net assets	0.95%	0.93%	0.94%	0.95%	0.99%	0.95%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.98%	0.94%	0.94%	0.95%	0.99%	0.95%
Ratio of net investment income to average net assets	4.24%	4.43%	4.46%	4.63%	4.76%	4.86%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.21%	4.42%	4.46%	4.63%	4.76%	4.86%
Portfolio turnover	16%	8%	8%	13%	30%	36%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     27

Financial highlights

Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.050	$ 11.200	$ 11.080	$ 10.830	$ 11.090	$ 11,120

Income (loss) from investment operations:
Net investment income	0.192	0.405	0.412	0.427	0.444	0.450
Net realized and unrealized gain (loss) on investments	0.080	(0.150)	0.120	0.250	(0.260)	(0.030)
Total from investment operations	0.272	0.255	0.532	0.677	0.184	0.420

Less dividends and distributions from:
Net investment income	(0.192)	(0.405)	(0.412)	(0.427)	(0.444)	(0.450)
Total dividends and distributions	(0.192)	(0.405)	(0.412)	(0.427)	(0.444)	(0.450)

Net asset value, end of period	$ 11.130	$ 11.050	$ 11.200	$ 11.080	$ 10.830	$ 11.090

Total return[2]	2.48%	2.35%	4.89%	6.34%	1.66%	3.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,665	$8,221	$10,370	$12,411	$13,108	$14,843
Ratio of expenses to average net assets	1.70%	1.68%	1.69%	1.70%	1.74%	1.70%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.73%	1.69%	1.69%	1.70%	1.74%	1.70%
Ratio of net investment income to average net assets	3.49%	3.68%	3.71%	3.88%	4.01%	4.11%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.46%	3.67%	3.71%	3.88%	4.01%	4.11%
Portfolio turnover	16%	8%	8%	13%	30%	36%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

28

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.070	$ 11.220	$ 11.090	$ 10.850	$ 11.100	$ 11.130

Income (loss) from investment operations:
Net investment income	0.192	0.405	0.413	0.427	0.444	0.450
Net realized and unrealized gain (loss) on investments	0.080	(0.150)	0.130	0.240	(0.250)	(0.030)
Total from investment operations	0.272	0.255	0.543	0.667	0.194	0.420

Less dividends and distributions from:
Net investment income	(0.192)	(0.405)	(0.413)	(0.427)	(0.444)	(0.450)
Total dividends and distributions	(0.192)	(0.405)	(0.413)	(0.427)	(0.444)	(0.450)

Net asset value, end of period	$ 11.150	$ 11.070	$ 11.220	$ 11.090	$ 10.850	$ 11.100

Total return[2]	2.47%	2.34%	4.99%	6.23%	1.74%	3.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,211	$9,971	$9,170	$9,579	$8,606	$8,074
Ratio of expenses to average net assets	1.70%	1.68%	1.69%	1.70%	1.74%	1.70%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.73%	1.69%	1.69%	1.70%	1.74%	1.70%
Ratio of net investment income to average net assets	3.49%	3.68%	3.71%	3.88%	4.01%	4.11%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.46%	3.67%	3.71%	3.88%	4.01%	4.11%
Portfolio turnover	16%	8%	8%	13%	30%	36%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     29

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.450	$ 11.630	$ 11.490	$ 11.140	$ 11.320	$ 11.260

Income (loss) from investment operations:
Net investment income	0.222	0.449	0.452	0.478	0.497	0.522
Net realized and unrealized gain (loss) on investments	0.090	(0.180)	0.140	0.353	(0.181)	0.059
Total from investment operations	0.312	0.269	0.592	0.831	0.316	0.581

Less dividends and distributions from:
Net investment income	(0.222)	(0.449)	(0.452)	(0.481)	(0.496)	(0.521)
Total dividends and distributions	(0.222)	(0.449)	(0.452)	(0.481)	(0.496)	(0.521)

Net asset value, end of period	$ 11.540	$ 11.450	$ 11.630	$ 11.490	$ 11.140	$ 11.320

Total return[2]	2.75%	2.40%	5.25%	7.58%	2.81%	5.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,911	$62,808	$60,554	$55,572	$51,682	$45,108
Ratio of expenses to average net assets	0.87%	0.85%	0.87%	0.97%	0.93%	1.00%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.99%	0.98%	0.98%	0.97%	1.00%	1.03%
Ratio of net investment income to average net assets	3.90%	3.95%	3.92%	4.21%	4.36%	4.69%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.78%	3.82%	3.81%	4.21%	4.29%	4.66%
Portfolio turnover	10%	15%	27%	13%	18%	11%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

30

Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.430	$ 11.610	$ 11.480	$ 11.130	$ 11.310	$ 11.250

Income (loss) from investment operations:
Net investment income	0.180	0.364	0.366	0.393	0.412	0.439
Net realized and unrealized gain (loss) on investments	0.090	(0.180)	0.130	0.353	(0.181)	(0.059
Total from investment operations	0.270	0.184	0.496	0.746	0.231	0.498

Less dividends and distributions from:
Net investment income	(0.180)	(0.364)	(0.366)	(0.396)	(0.411)	(0.438)
Total dividends and distributions	(0.180)	(0.364)	(0.366)	(0.396)	(0.411)	(0.438)

Net asset value, end of period	$ 11.520	$ 11.430	$ 11.610	$ 11.480	$ 11.130	$ 11.310

Total return[2]	2.38%	1.64%	4.39%	6.79%	2.05%	4.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,549	$7,892	$10,911	$13,044	$16,801	$14,809
Ratio of expenses to average net assets	1.62%	1.60%	1.62%	1.72%	1.68%	1.75%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.74%	1.73%	1.73%	1.72%	1.75%	1.78%
Ratio of net investment income to average net assets	3.15%	3.20%	3.17%	3.46%	3.61%	3.94%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.03%	3.07%	3.06%	3.46%	3.54%	3.91%
Portfolio turnover	10%	15%	27%	13%	18%	11%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     31

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.440	$ 11.630	$ 11.490	$ 11.130	$ 11.310	$ 11.250

Income (loss) from investment operations:
Net investment income	0.180	0.364	0.366	0.393	0.413	0.439
Net realized and unrealized gain (loss) on investments	0.090	(0.190)	0.140	0.362	(0.181)	(0.059
Total from investment operations	0.270	0.174	0.506	0.755	0.232	0.498

Less dividends and distributions from:
Net investment income	(0.180)	(0.364)	(0.366)	(0.395)	(0.412)	(0.438)
Total dividends and distributions	(0.180)	(0.364)	(0.366)	(0.395)	(0.412)	(0.438)

Net asset value, end of period	$ 11.530	$ 11.440	$ 11.630	$ 11.490	$ 11.130	$ 11.310

Total return[2]	2.38%	1.56%	4.47%	6.87%	2.05%	4.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,359	$13,430	$15,678	$15,041	$16,296	$9,829
Ratio of expenses to average net assets	1.62%	1.60%	1.62%	1.72%	1.68%	1.75%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.74%	1.73%	1.73%	1.72%	1.75%	1.78%
Ratio of net investment income to average net assets	3.15%	3.20%	3.17%	3.46%	3.61%	3.94%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.03%	3.07%	3.06%	3.46%	3.54%	3.91%
Portfolio turnover	10%	15%	27%	13%	18%	11%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

32

Notes to financial statements

Delaware Western States Funds

February 28, 2007 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Fund (formerly, Delaware Tax-Free Arizona Insured Fund) and Delaware Tax-Free Minnesota Insured Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are individually referred to as a “Trust” and collectively as the “Trusts.” These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, and Delaware Tax-Free Idaho Fund (each a “Fund” and, collectively, the “Funds”). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Funds is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Funds net asset value calculations as late as the Funds’ last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semiannual report on February 29, 2008. Although the Funds’ tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on

(continues)     33

Notes to financial statements

Delaware Western States Funds

1. Significant Accounting Policies (continued)

the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under this arrangement are included in custodian fees on the Statements of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expense, certain insurance costs and non-routine expenses or costs, do not exceed specified percentages of average daily net assets through December 31, 2007 as shown below:

Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund
0.50%	0.63%	0.68%	0.60%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee computed at the annual rate of 0.04% of each Fund’s average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. At February 28, 2007, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund
Investment management fees payable to DMC	$40,369	$39,544	$110,053	$26,705
Dividend disbursing, transfer agent,
accounting and administration fees,
and other expenses payable to DSC	23,386	16,013	43,514	14,717
Distribution fees payable to DDLP	89,273	76,521	132,223	57,519
Other expenses payable to DMC and affiliates*	9,580	4,239	10,170	3,303

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2007, each Fund was charged internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund
$4,084	$2,882	$7,391	$2,282

For the six months ended February 28, 2007, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund
$8,758	$8,157	$16,250	$11,613

34

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended February 28, 2007, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund’s Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund
Class B	$9,928	$12,505	$1,474	$2,979
Class C	398	64	610	24

Trustees’ fees and benefits include expenses accrued by the Funds for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Funds unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payouts were as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund
$19,419	$13,082	$34,628	$10,469

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2007, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund
Purchases	$3,534,445	$11,932,383	$21,374,786	$4,222,600
Sales	6,970,307	4,674,305	22,690,190	5,535,099

At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund
Cost of investments	$ 144,426,971	$104,308,090	$259,201,354	$79,748,790
Aggregate unrealized appreciation	$ 8,452,182	$ 5,764,681	$ 17,129,810	$ 3,110,121
Aggregate unrealized depreciation	—	(1,961)	(35,280)	(9,711)
Net unrealized appreciation	$ 8,452,182	$ 5,762,720	$ 17,094,530	$ 3,100,410

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2007 and the year ended August 31, 2006 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund
Six Months Ended 2/28/07*
Tax-exempt income	$3,009,933	$1,977,302	$5,749,490	$1,540,051
Year Ended 8/31/06
Tax-exempt income	$6,300,495	$3,593,780	$12,306,600	$3,237,136

*Tax information for the period ended February 28, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

(continues)     35

Notes to financial statements

Delaware Western States Funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of February 28, 2007, the estimated components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund
Shares of beneficial interest	$147,487,298	$106,060,149	$270,360,412	$82,137,560
Undistributed tax-exempt income	—	1,300	—	—
Other temporary differences	—	—	—	(11,281)
Realized gains (losses) 9/1/06–2/28/07	74,662	84,494	649,140	(56,876)
Post-October losses	—	—	—	(9,381)
Capital loss carryforwards as of 8/31/06	(2,745,965)*	(752,207)	(8,886,283)	(341,861)
Unrealized appreciation of investments	8,452,182	5,762,720	17,094,530	3,100,410
Net assets	$153,268,177	$111,156,456	$279,217,799	$84,818,571

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund (formerly, the Delaware Tax-Free Arizona Insured Fund) reorganization with the Delaware Tax-Free Arizona Fund.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through February 28, 2007 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2007, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Delaware Tax-Free	Delaware Tax-Free
	Colorado Fund	Idaho Fund
Distributions in excess of net investment income	$(4,108)	$(1,254)
Accumulated net realized gain (loss)	4,108	1,254

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2006 will expire as follows:

Year of	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	Idaho Fund
2008	$ 985,821	$ —	$ —	$ —
2009	—	746,168	$2,054,025	151,477
2010	—	—	—	166,949
2011	78,759	6,039	—	—
2012	1,681,385	—	4,571,043	—
2013	—	—	57,695	—
2014	—	—	2,203,520	23,435
Total	$2,745,965	$752,207	$8,886,283	$341,861

For the six months ended February 28, 2007, each Fund had capital gains (losses), which may reduce (increase) the capital loss carryforwards as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund
$74,662	$84,494	$649,140	$(56,876)

36

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
Shares sold:
Class A	647,864	971,193	892,149	2,142,834
Class B	3,600	12,623	11,584	81,632
Class C	50,456	107,731	197,964	376,829

Shares issued upon reinvestment of dividends and distributions:
Class A	119,084	249,650	75,894	117,718
Class B	11,705	25,147	11,694	28,142
Class C	6,566	15,949	12,462	21,715
	839,275	1,382,293	1,201,747	2,768,870

Shares repurchased:
Class A	(946,127)	(1,309,086)	(333,438)	(881,647)
Class B	(145,225)	(236,154)	(248,760)	(389,023)
Class C	(69,999)	(151,943)	(81,320)	(128,171)
	(1,161,351)	(1,697,183)	(663,518)	(1,398,841)
Net increase (decrease)	(322,076)	(314,890)	538,229	1,370,029

	Delaware Tax-Free		Delaware Tax-Free
	Colorado Fund		Idaho Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
Shares sold:
Class A	663,177	1,253,924	440,234	909,746
Class B	1,943	3,073	28,858	10,946
Class C	67,705	184,841	22,206	148,802

Shares issued upon reinvestment of dividends and distributions:
Class A	319,386	669,689	69,277	140,782
Class B	6,661	18,549	6,195	16,261
Class C	11,143	22,293	11,009	25,408
	1,070,015	2,152,369	577,779	1,251,945

Shares repurchased:
Class A	(828,117)	(2,621,749)	(369,445)	(770,258)
Class B	(153,621)	(203,332)	(70,133)	(276,018)
Class C	(63,779)	(123,594)	(135,120)	(348,933)
	(1,045,517)	(2,948,675)	(574,698)	(1,395,209)
Net increase (decrease)	24,498	(796,306)	3,081	(143,264)

(continues)     37

Notes to financial statements

Delaware Western States Funds

6. Capital Shares (continued)

For the six months ended February 28, 2007 and the year ended August 31, 2006, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the Statements of Changes in Net Assets.

	Six Months Ended			Year Ended
	2/28/07			8/31/06
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free Arizona Fund	34,361	34,367	$390,301	71,582	71,646	$812,252
Delaware Tax-Free California Fund	73,522	73,778	847,314	166,547	167,211	1,896,023
Delaware Tax-Free Colorado Fund	37,842	37,859	419,104	101,489	101,560	1,116,940
Delaware Tax-Free Idaho Fund	27,457	27,427	315,230	62,906	62,842	719,818

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2007, or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. At February 28, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under each Fund’s Liquidity Procedures.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

38

10. Subsequent Event

At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

39

About the organization

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, and Delaware Tax-Free Idaho Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, and Delaware Tax-Free Idaho Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Funds. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

40

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1576)	Printed in the USA
SA-WEST [2/07] CGI 4/07	MF-07-03-148 PO11731

Semiannual Report	Delaware
Tax-Free Florida Insured Fund

Delaware
Tax-Free New York Fund

February 28, 2007

                                              Fixed income mutual funds

> Disclosure of Fund expenses	1
> Sector allocations and credit quality breakdowns	2
> Statements of net assets	3
> Statements of operations	8
> Statements of changes in net assets	9
> Financial highlights	10
> Notes to financial statements	16
> About the organization	23

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.
Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.
© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period September 1, 2006 to February 28, 2007

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 to February 28, 2007.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

* “Expenses Paid During Period” are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Tax-Free Florida Insured Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,027.70	1.17%	$5.88
Class B	1,000.00	1,022.90	1.92%	9.63
Class C	1,000.00	1,022.90	1.92%	9.63
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.99	1.17%	$5.86
Class B	1,000.00	1,015.27	1.92%	9.59
Class C	1,000.00	1,015.27	1.92%	9.59

The expenses in the table above include interest and related expenses which include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floaters programs. See Notes 1 and 7 in “Notes to Financial Statements.”

Delaware Tax-Free New York Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,030.70	0.73%	$3.68
Class B	1,000.00	1,027.00	1.48%	7.44
Class C	1,000.00	1,026.00	1.48%	7.43
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.17	0.73%	$3.66
Class B	1,000.00	1,017.46	1.48%	7.40
Class C	1,000.00	1,017.46	1.48%	7.40

1

Sector allocations and credit quality breakdowns

As of February 28, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Florida Insured Fund
Percentage
Sector	of Net Assets
Municipal Bonds	106.52%
Education Revenue Bonds	5.68%
Electric Revenue Bonds	3.55%
Health Care Revenue Bonds	17.86%
Housing Revenue Bonds	14.22%
Lease Revenue Bonds	10.20%
Local General Obligation Bonds	4.62%
Pre-Refunded Bonds	14.98%
Special Tax Bonds	21.90%
State General Obligation Bonds	3.10%
Transportation Revenue Bonds	4.03%
Water & Sewer Revenue Bonds	6.38%
Total Value of Securities	106.52%
Liabilities Net of Receivables and Other Assets	(6.52% )
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	81.06%
AA	6.30%
A	7.51%
BBB	5.13%
Total	100.00%

Delaware Tax-Free New York Fund
Percentage
Sector	of Net Assets
Municipal Bonds	97.80%
Corporate Revenue Bonds	8.07%
Education Revenue Bonds	14.02%
Electric Revenue Bonds	8.50%
Health Care Revenue Bonds	16.06%
Housing Revenue Bonds	1.37%
Lease Revenue Bonds	12.24%
Local General Obligation Bonds	7.14%
Pre-Refunded Bonds	10.38%
Special Tax Bonds	5.78%
State General Obligation Bonds	1.45%
Transportation Revenue Bonds	8.55%
Water & Sewer Revenue Bonds	4.24%
Total Value of Securities	97.80%
Receivables and Other Assets Net of Liabilities	2.20%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	26.13%
AA	21.66%
A	23.63%
BBB	22.37%
BB	0.82%
Not Rated	5.39%
Total	100.00%

2

Statements of net assets

Delaware Tax-Free Florida Insured Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 106.52%
Education Revenue Bonds – 5.68%
Broward County Educational
Facilities Authority Revenue
(Nova Southeastern University)
5.25% 4/1/27 (RADIAN)	$1,000,000	$1,050,680
Miami-Dade County Educational
Facilities Authority
(University of Miami) Series A
5.75% 4/1/29 (AMBAC)	2,000,000	2,131,680
University of Central Florida
Athletics Association Certificates
of Participation Series A
5.25% 10/1/34 (FGIC)	2,000,000	2,157,740
		5,340,100
Electric Revenue Bonds – 3.55%
Florida State Municipal Power
Agency Revenue (Stanton II
Project) 5.00% 10/1/26 (AMBAC)	2,000,000	2,101,300
Ocala Utility System Revenue
Series B 5.25% 10/1/25 (FGIC)	1,125,000	1,237,084
		3,338,384
Health Care Revenue Bonds – 17.86%
Escambia County Health Facilities
Authority (Florida Health Care
Facilities - VHA Program)
5.95% 7/1/20 (AMBAC)	560,000	581,510
Highlands County Health
Facilities Authority (Adventist
Health System) Series C
5.25% 11/15/36	1,000,000	1,069,390
Indian River County Hospital District
(Indian River Memorial Hospital)
6.10% 10/1/18 (FSA)	3,000,000	3,065,670
Jacksonville Economic Development
Community Health Care
Facilities Revenue (Mayo Clinic)
5.00% 11/15/36	1,000,000	1,057,800
Lakeland Hospital System Revenue
(Lakeland Regional Health
System) 5.00% 11/15/32	1,000,000	1,040,130
Miami-Dade County Public Facilities
Revenue (Jackson Health Systems)
Series A 5.00% 6/1/35 (MBIA)	1,500,000	1,590,975
North Miami Health Facilities
Authority (Catholic Health
Services) (LOC Suntrust Bank-
Miami) 6.00% 8/15/16	500,000	513,830
Palm Beach County Health Facilities
Authority Revenue (Boca Raton
Community Hospital)
5.625% 12/1/31	2,000,000	2,126,460
South Broward Hospital District
Revenue (Memorial Health Care
System) 5.625% 5/1/32	3,000,000	3,241,351
Tallahassee Health Facilities
(Tallahassee Memorial Regional
Medical Center) Series B
6.00% 12/1/15 (MBIA)	2,500,000	2,504,350
		16,791,466
Housing Revenue Bonds – 14.22%
Florida Housing Finance Agency
(Crossings Indian Run
Apartments HUD)
Series V 6.10% 12/1/26
(AMBAC) (AMT)	750,000	765,803
(Landings at Sea Forest
Apartments) Series T
5.85% 12/1/18 (AMBAC)
(FHA) (AMT)	370,000	377,715
6.05% 12/1/36 (AMBAC)
(FHA) (AMT)	700,000	714,658
(Leigh Meadows Apartments
Section 8 HUD) Series N
6.20% 9/1/26 (AMBAC) (AMT)	2,765,000	2,823,451
6.30% 9/1/36 (AMBAC) (AMT)	2,000,000	2,042,259
(Riverfront Apartments
Section 8 HUD) Series A
6.25% 4/1/37 (AMBAC) (AMT)	1,000,000	1,021,210
(Spinnaker Cove Apartments)
Series G 6.50% 7/1/36
(AMBAC) (FHA) (AMT)	500,000	510,585
(The Vineyards Project)
Series H 6.40% 11/1/15	500,000	506,265
(Woodbridge Apartments
Project) Series L
6.15% 12/1/26 (AMBAC) (AMT)	1,750,000	1,786,943
6.25% 6/1/36 (AMBAC) (AMT)	2,000,000	2,042,180
Orange County Housing Finance
Authority Homeowner Revenue
Series B 5.25% 3/1/33 (GNMA)
(FNMA) (AMT)	245,000	252,850
Volusia County Multifamily
Housing Finance Authority (San
Marco Apartments) Series A
5.60% 1/1/44 (FSA) (AMT)	500,000	519,355
		13,363,274
Lease Revenue Bonds – 10.20%
Florida Municipal Loan Council
Revenue Series B
5.00% 11/1/29 (MBIA)	1,000,000	1,066,970
Osceola County School Board
Series A 5.25% 6/1/27 (AMBAC)	4,000,000	4,278,040
Pasco County School Board
Series A 5.00% 8/1/30 (AMBAC)	1,000,000	1,063,910
Puerto Rico Public Buildings
Authority Revenue (Government
Facilities) Series F 5.25% 7/1/25	930,000	1,055,894

(continues)     3

Statements of net assets

Delaware Tax-Free Florida Insured Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
South Florida Water Management
District Certificate of Participation
5.00% 10/1/36 (AMBAC)	$1,000,000	$1,067,070
St. Augustine Capital Improvement
Revenue 5.00% 10/1/34
(AMBAC)	1,000,000	1,059,980
		9,591,864
Local General Obligation Bonds – 4.62%
Enterprise Community
Development District Special
Assessment 6.10% 5/1/16
(MBIA)	695,000	696,404
Hollywood Community
Redevelopment Agency
5.625% 3/1/24	1,200,000	1,299,096
Julington Creek Plantation
Community Development
District Special Assessment
5.00% 5/1/29 (MBIA)	200,000	209,998
Port St. Lucie 5.00% 7/1/35 (MBIA)	2,000,000	2,141,640
		4,347,138
§Pre-Refunded Bonds – 14.98%
Florida Housing Finance Agency
(Mariner Club Apartments)
Series K-1 6.25% 9/1/26-07
(AMBAC) (AMT)	300,000	306,048
Florida State Board of Education
(Lottery Revenue) Series A
6.00% 7/1/14-10 (FGIC)	1,000,000	1,082,930
Highlands County Health Facilities
Authority (Adventist Health
System/Sunbelt) Series A
6.00% 11/15/31-11	1,500,000	1,659,480
Jacksonville Port Authority Seaport
Revenue 5.70% 11/1/30-10
(MBIA) (AMT)	205,000	217,687
Lee County Airport Revenue
Series B 5.75% 10/1/33-10
(FSA)	3,000,000	3,239,130
Orange County Health
Facilities Authority Revenue
(Adventist Health System)
5.625% 11/15/32-12	1,000,000	1,105,020
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series K
5.00% 7/1/35-15	1,000,000	1,090,650
Puerto Rico Commonwealth
Highway & Transportation
Authority Transportation
Refunding Series D
5.25% 7/1/38-12	3,000,000	3,239,220
Tampa Utilities Tax Revenue Series A
6.00% 10/1/17-09 (AMBAC)	1,000,000	1,067,570
6.125% 10/1/18-09 (AMBAC)	1,000,000	1,070,640
		14,078,375
Special Tax Bonds – 21.90%
Jacksonville Excise Taxes
Revenue Series B
5.00% 10/1/26 (AMBAC)	1,000,000	1,048,350
5.125% 10/1/32 (FGIC)	1,000,000	1,056,860
&Palm Beach County Criminal Justice
Facilities Revenue Series B
3.91% 6/1/12 (FGIC)	15,000,000	16,482,525
^Puerto Rico Commonwealth
Infrastructure Financing Authority
Series A 4.60% 7/1/30 (FGIC)	2,500,000	932,475
St. Johns County Sales Tax Revenue
5.00% 10/1/36 (MBIA)	1,000,000	1,071,980
		20,592,190
State General Obligation Bonds – 3.10%
Puerto Rico Commonwealth
Public Improvement Series A
5.50% 7/1/19 (MBIA)	2,500,000	2,914,125
		2,914,125
Transportation Revenue Bonds – 4.03%
Jacksonville Port Authority Seaport
Revenue 5.70% 11/1/30
(MBIA) (AMT)	295,000	312,738
Miami-Dade County Expressway
Authority Toll Systems Revenue
5.00% 7/1/37 (AMBAC)	1,000,000	1,070,410
Miami-Dade County Aviation Revenue
(Miami International Airport)
Series B 5.00% 10/1/37 (FGIC)	1,000,000	1,055,830
Series A 5.00% 10/1/33
(FSA) (AMT)	500,000	518,975
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series G
5.00% 7/1/42	800,000	832,776
		3,790,729
Water & Sewer Revenue Bonds – 6.38%
Cape Coral Water and Sewer Revenue
4.75% 10/1/31 (AMBAC)	500,000	521,310
Emerald Coast Utilities Authority
4.25% 1/1/29 (FGIC)	1,000,000	988,030
Melbourne Water and Sewer Revenue
Series A 4.25% 10/1/30 (FGIC)	1,000,000	991,870
Okaloosa County Water and Sewer
Revenue 4.25% 7/1/32 (FSA)	730,000	716,619
Tampa Water and Sewer Revenue
6.00% 10/1/16 (FSA)	1,000,000	1,180,710
Village Center Community
Development District Utility
Revenue 5.00% 10/1/36 (MBIA)	500,000	526,915
Winter Haven Utilities Systems
Revenue Refunding & Improvement
5.00% 10/1/30 (MBIA)	1,000,000	1,068,690
		5,994,144
Total Municipal Bonds
(cost $95,025,364)		100,141,789

4

Total Value of Securities – 106.52%
(cost $95,025,364)	$100,141,789
Liabilities Net of Receivables and
Other Assets – (6.52%)*	(6,131,402)
Net Assets Applicable to 8,389,480
Shares Outstanding – 100.00%	$94,010,387

Net Asset Value – Delaware Tax-Free Florida Insured
Fund Class A ($86,669,300 / 7,734,693 Shares)	$11.21
Net Asset Value – Delaware Tax-Free Florida Insured
Fund Class B ($3,782,328 / 337,385 Shares)	$11.21
Net Asset Value – Delaware Tax-Free Florida Insured
Fund Class C ($3,558,759 / 317,402 Shares)	$11.21

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$89,242,409
Distributions in excess of net investment income	(4,607)
Accumulated net realized loss on investments	(343,840)
Net unrealized appreciation of investments	5,116,425
Total net assets	$94,010,387

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

&	Security held in a trust in connection with the Inverse Floater security $7,500,000, 7.53% 6/1/12. See Note 7 in “Notes to Financial Statements.”

*	Includes $7,500,000 in liability for Inverse Floater programs. See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Authority
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
HUD — Housing and Urban Development
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
VHA — Veterans Health Administration

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Florida Insured Fund
Net asset value Class A (A)	$11.21
Sales charge (4.50% of offering price) (B)	0.53
Offering price	$11.74

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

(continues)     5

Statements of net assets

Delaware Tax-Free New York Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.80%
Corporate Revenue Bonds – 8.07%
New York City Industrial Development
Agency (Brooklyn Navy Yard Cogen
Partners) 5.75% 10/1/36 (AMT)	$450,000	$457,547
New York State Energy Research &
Development Authority Pollution
Control Revenue (Central Hudson
Gas) Series A 5.45% 8/1/27
(AMBAC)	500,000	524,175
Suffolk County Industrial
Development Agency Revenue
(Keyspan-Port Jefferson Energy
Center) 5.25% 6/1/27 (AMT)	500,000	529,160
		1,510,882
Education Revenue Bonds – 14.02%
Amherst Industrial Development
Agency Civic Facilities Revenue
(UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	200,000	216,530
Cattaraugus County Industrial
Development Agency Civic
Faculty Revenue (St. Bonaventure
University Project) Series A
5.10% 5/1/31	250,000	260,870
Dutchess County Industrial
Development Agency (Marist
College) 5.00% 7/1/20	500,000	523,600
New York City Industrial Development
Agency Civic Facilities Revenue
(Vaughn College Aeronautics)
Series B 5.25% 12/1/36	150,000	153,380
New York State Dormitory
Authority Revenue
(Columbia University) Series A
5.00% 7/1/23	500,000	529,744
(Pratt Institute) 6.00% 7/1/20
(RADIAN)	500,000	532,209
(State University) Series B
7.50% 5/15/11	180,000	197,411
¶New York State Dormitory Authority
Revenue Non-State Supported Debt
(University of Rochester) Series A
4.375% 7/1/20	250,000	210,883
		2,624,627
Electric Revenue Bonds – 8.50%
Long Island Power Authority Electric
Systems Revenue Series B
5.00% 12/1/35	400,000	426,048
Puerto Rico Electric Power
Authority Revenue
Series II 5.25% 7/1/31	500,000	531,950
Series NN 5.125% 7/1/29	600,000	633,834
		1,591,832
Health Care Revenue Bonds – 16.06%
Dutchess County Industrial
Development Agency Civic
Facilities Revenue
(Elant Fishkill) Series A
5.25% 1/1/37	250,000	252,470
East Rochester Housing Authority
Revenue Refunding (Senior
Living - Woodland Village Project)
5.50% 8/1/33	200,000	207,468
New York State Dormitory
Authority Revenue
(Chapel Oaks) (LOC Allied Irish
Bank) 5.45% 7/1/26	450,000	466,848
(Mental Health) Series D
5.90% 2/15/12	25,000	25,541
(Millard Fillmore Hospital)
5.375% 2/1/32 (AMBAC) (FHA)	450,000	464,067
(North Shore Long Island Jewish
Group Project) 5.50% 5/1/33	500,000	539,089
(Winthrop South Nassau Hospital)
Series B 5.50% 7/1/23	500,000	533,535
Suffolk County Industrial
Development Agency Continuing
Care Retirement Community
Refunding (Jeffersons Ferry Project)
5.00% 11/1/28	500,000	516,430
		3,005,448
Housing Revenue Bonds – 1.37%
New York City Housing Development
Corporation Multifamily
Housing Revenue Series G-1
4.875% 11/1/39 (AMT)	250,000	255,598
		255,598
Lease Revenue Bonds – 12.24%
Battery Park City Authority Revenue
Series A 5.00% 11/1/26	250,000	266,238
Hudson Yards Infrastructure
5.00% 2/15/47	500,000	531,615
New York City Industrial Development
Agency Civic Facility Revenue
(American National Red Cross
Project) 5.00% 2/1/36 (AMBAC)	500,000	534,685
New York City Industrial
Development Revenue
(Queens Baseball Stadium Project
- Pilot) 4.75% 1/1/42 (AMBAC)	200,000	207,556
(Yankee Stadium Project - Pilot)
4.75% 3/1/46 (MBIA)	200,000	207,374
Tobacco Settlement Financing
Series B-1C 5.50% 6/1/21	500,000	544,159
		2,291,627

6

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 7.14%
New York City
Series C 5.375% 11/15/27	$310,000	$315,899
Series D 5.00% 11/1/34	500,000	528,506
Series J 5.25% 6/1/28	460,000	492,186
		1,336,591
§Pre-Refunded Bonds – 10.38%
Metropolitan Transportation
Authority Dedicated Tax Series A
6.125% 4/1/17-10 (FGIC)	1,000,000	1,074,580
New York City
Series C 5.375% 11/15/27-07	140,000	143,098
Series J 5.25% 6/1/28-13	40,000	43,655
New York State Dormitory
Authority Revenue Series B
7.50% 5/15/11-09	130,000	142,601
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series Y
5.50% 7/1/36-16	475,000	539,776
		1,943,710
Special Tax Bonds – 5.78%
New York State Sales Tax
Asset Receivables Series A
5.25% 10/15/27 (AMBAC)	500,000	548,130
Schenectady Metroplex Development
Authority Revenue Series A
5.375% 12/15/21	500,000	533,495
		1,081,625
State General Obligation Bonds – 1.45%
Puerto Rico Commonwealth Series B
5.25% 7/1/32	250,000	271,810
		271,810
Transportation Revenue Bonds – 8.55%
Albany Parking Authority Revenue
Series A 5.625% 7/15/25	500,000	535,180
New York City Industrial Development
Agency (JFK Airis Project) Series A
5.50% 7/1/28 (AMT)	500,000	519,830
Onondaga County Industrial
Development Authority Revenue
(Subordinated Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	544,765
		1,599,775
Water & Sewer Revenue Bonds – 4.24%
New York City Municipal Water
Finance Authority Water & Sewer
System Revenue
Series A 5.125% 6/15/34	500,000	526,585
Series B 5.00% 6/15/36	250,000	267,333
		793,918
Total Municipal Bonds
(cost $17,312,452)		18,307,443
Total Value of Securities – 97.80%
(cost $17,312,452)		$18,307,443
Receivables and Other Assets
Net of Liabilities – 2.20%		411,472
Net Assets Applicable to 1,758,913
Shares Outstanding – 100.00%		$18,718,915

Net Asset Value – Delaware Tax-Free New York
Fund Class A ($14,225,206 / 1,335,986 Shares)		$10.65

Net Asset Value – Delaware Tax-Free New York
Fund Class B ($2,530,767 / 238,166 Shares)		$10.63

Net Asset Value – Delaware Tax-Free New York
Fund Class C ($1,962,942 / 184,761 Shares)		$10.62

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$17,872,001
Distributions in excess of investment income		(655)
Accumulated net realized loss on investments		(147,422)
Net unrealized appreciation of investments		994,991
Total net assets		$18,718,915

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

¶	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$10.65
Sales charge (4.50% of offering price) (B)	0.50
Offering price	$11.15

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

7

Statements of operations

Six Months Ended February 28, 2007 (Unaudited)

	Delaware	Delaware
	Tax-Free	Tax-Free
	Florida Insured	New York
	Fund	Fund
Investment Income:
Interest	$2,644,778	$457,689

Expenses:
Management fees	243,635	50,935
Interest and related expense	145,474	—
Distribution expense – Class A	112,598	17,345
Distribution expense – Class B	19,729	13,679
Distribution expense – Class C	17,597	9,513
Dividend disbursing and transfer agent fees and expenses	32,171	7,410
Accounting and administration expenses	19,491	3,704
Trustees’ fees and benefits	15,298	2,827
Registration fees	9,178	3,694
Legal fees	8,723	1,868
Audit and tax	7,505	5,670
Reports and statements to shareholders	5,629	357
Custodian fees	2,924	659
Insurance fees	1,233	246
Pricing fees	1,069	791
Consulting fees	912	233
Taxes (other than taxes on income)	228	32
Trustees’ expenses	199	29
Dues and services	84	24
	643,677	119,016
Less expenses absorbed or waived	(40,972)	(33,325)
Less expense paid indirectly	(2,117)	(520)
Total operating expenses	600,588	85,171
Net Investment Income	2,044,190	372,518

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	174,968	80,458
Net change in unrealized appreciation/depreciation of investments	364,193	88,414
Net Realized and Unrealized Gain on Investments	539,161	168,872

Net Increase in Net Assets Resulting from Operations	$2,583,351	$541,390

See accompanying notes

8

Statements of changes in net assets

	Delaware Tax-Free		Delaware Tax-Free
	Florida Insured Fund		New York Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,044,190	$4,534,215	$372,518	$722,866
Net realized gain (loss) on investments	174,968	172,566	80,458	(4,673)
Net change in unrealized appreciation/depreciation of investments	364,193	(1,964,445)	88,414	(211,649)
Net increase in net assets resulting from operations	2,583,351	2,742,336	541,390	506,544

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,912,352)	(4,229,857)	(292,022)	(574,553)
Class B	(68,953)	(177,726)	(47,488)	(100,697)
Class C	(61,458)	(126,632)	(33,008)	(47,616)
	(2,042,763)	(4,534,215)	(372,518)	(722,866)

Capital Share Transactions:
Proceeds from shares sold:
Class A	911,185	7,210,250	903,049	2,071,330
Class B	25,446	176,391	8,784	333,088
Class C	265,104	945,183	239,097	1,263,939

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	966,153	2,113,643	210,443	402,764
Class B	25,642	57,358	19,675	42,018
Class C	42,636	69,024	13,833	39,921
	2,236,166	10,571,849	1,394,881	4,153,060
Cost of shares repurchased:
Class A	(8,432,593)	(13,278,168)	(534,545)	(1,930,227)
Class B	(613,823)	(1,350,630)	(379,915)	(500,844)
Class C	(333,145)	(706,793)	(375,259)	(122,713)
	(9,379,561)	(15,335,591)	(1,289,719)	(2,553,784)
Increase (decrease) in net assets derived from capital share transactions	(7,143,395)	(4,763,742)	105,162	1,599,276
Net Increase (Decrease) in Net Assets:	(6,602,807)	(6,555,621)	274,034	1,382,954

Net Assets:
Beginning of period	100,613,194	107,168,815	18,444,881	17,061,927
End of period	$94,010,387	$100,613,194	$18,718,915	$18,444,881
(Distributions in excess of net investment income)	$(4,607)	$—	$(655)	$(655)

See accompanying notes

9

Financial highlights

Delaware Tax-Free Florida Insured Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$11.140	$11.330	$11.250	$11.110	$11.330	$11.230

Income (loss) from investment operations:
Net investment income	0.235	0.494	0.507	0.533	0.523	0.532
Net realized and unrealized gain (loss) on investments	0.070	(0.190)	0.080	0.140	(0.220)	0.100
Total from investment operations	0.305	0.304	0.587	0.673	0.303	0.632

Less dividends and distributions from:
Net investment income	(0.235)	(0.494)	(0.507)	(0.533)	(0.523)	(0.532)
Total dividends and distributions	(0.235)	(0.494)	(0.507)	(0.533)	(0.523)	(0.532)

Net asset value, end of period	$11.210	$11.140	$11.330	$11.250	$11.110	$11.330

Total return[2]	2.77%	2.78%	5.32%	6.15%	2.68%	5.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$86,669	$92,726	$98,326	$87,591	$95,951	$105,773
Ratio of expenses to average net assets[3]	1.17%	1.10%	1.04%	1.02%	1.02%	1.04%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.26%	1.18%	1.14%	1.06%	1.06%	1.13%
Ratio of net investment income to average net assets	4.26%	4.44%	4.48%	4.72%	4.60%	4.80%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.17%	4.36%	4.38%	4.68%	4.56%	4.71%
Portfolio turnover	16%	7%	17%	3%	26%	46%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

10

Delaware Tax-Free Florida Insured Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.150	$ 11.330	$ 11.260	$ 11.120	$ 11.330	$ 11.230

Income (loss) from investment operations:
Net investment income	0.194	0.411	0.422	0.448	0.437	0.445
Net realized and unrealized gain (loss) on investments	0.060	(0.180)	0.070	0.140	(0.210)	0.100
Total from investment operations	0.254	0.231	0.492	0.588	0.227	0.545

Less dividends and distributions from:
Net investment income	(0.194)	(0.411)	(0.422)	(0.448)	(0.437)	(0.445)
Total dividends and distributions	(0.194)	(0.411)	(0.422)	(0.448)	(0.437)	(0.445)

Net asset value, end of period	$ 11.210	$ 11.150	$ 11.330	$ 11.260	$ 11.120	$ 11.330

Total return[2]	2.29%	2.11%	4.45%	5.36%	2.00%	5.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,782	$4,323	$5,532	$5,002	$5,800	$5,223
Ratio of expenses to average net assets[3]	1.92%	1.85%	1.79%	1.77%	1.77%	1.79%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	2.01%	1.93%	1.89%	1.81%	1.81%	1.88%
Ratio of net investment income to average net assets	3.51%	3.69%	3.74%	3.97%	3.85%	4.05%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.42%	3.61%	3.64%	3.93%	3.81%	3.96%
Portfolio turnover	16%	7%	17%	3%	26%	46%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

(continues)     11

Financial highlights

Delaware Tax-Free Florida Insured Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.150	$ 11.330	$ 11.260	$ 11.120	$ 11.330	$ 11.240

Income (loss) from investment operations:
Net investment income	0.193	0.410	0.422	0.448	0.437	0.447
Net realized and unrealized gain (loss) on investments	0.060	(0.180)	0.070	0.140	(0.210)	0.090
Total from investment operations	0.253	0.230	0.492	0.588	0.227	0.537

Less dividends and distributions from:
Net investment income	(0.193)	(0.410)	(0.422)	(0.448)	(0.437)	(0.447)
Total dividends and distributions	(0.193)	(0.410)	(0.422)	(0.448)	(0.437)	(0.447)

Net asset value, end of period	$ 11.210	$ 11.150	$ 11.330	$ 11.260	$ 11.120	$ 11.330

Total return[2]	2.29%	2.10%	4.45%	5.36%	2.00%	4.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,559	$3,564	$3,311	$1,088	$846	$560
Ratio of expenses to average net assets[3]	1.92%	1.85%	1.79%	1.77%	1.77%	1.79%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	2.01%	1.93%	1.89%	1.81%	1.81%	1.88%
Ratio of net investment income to average net assets	3.51%	3.69%	3.74%	3.97%	3.85%	4.05%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.42%	3.61%	3.64%	3.93%	3.81%	3.96%
Portfolio turnover	16%	7%	17%	3%	26%	46%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

12

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.550	$ 10.700	$ 10.470	$ 10.220	$ 10.340	$ 10.350

Income (loss) from investment operations:
Net investment income	0.221	0.449	0.453	0.479	0.484	0.503
Net realized and unrealized gain (loss) on investments	0.100	(0.150)	0.230	0.250	(0.120)	(0.010)
Total from investment operations	0.321	0.299	0.683	0.729	0.364	0.493

Less dividends and distributions from:
Net investment income	(0.221)	(0.449)	(0.453)	(0.479)	(0.484)	(0.503)
Total dividends and distributions	(0.221)	(0.449)	(0.453)	(0.479)	(0.484)	(0.503)

Net asset value, end of period	$ 10.650	$ 10.550	$ 10.700	$ 10.470	$ 10.220	$ 10.340

Total return[2]	3.07%	2.90%	6.65%	7.26%	3.56%	4.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,225	$13,519	$13,153	$11,523	$11,436	$9,490
Ratio of expenses to average net assets[3]	0.73%	0.65%	0.66%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.09%	1.09%	1.12%	1.02%	1.05%	1.15%
Ratio of net investment income to average net assets	4.21%	4.28%	4.29%	4.60%	4.65%	4.98%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.85%	3.84%	3.83%	4.08%	4.10%	4.33%
Portfolio turnover	15%	20%	13%	26%	64%	43%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.51%.

See accompanying notes

(continues)     13

Financial highlights

Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.530	$ 10.670	$ 10.450	$ 10.200	$ 10.330	$ 10.330

Income (loss) from investment operations:
Net investment income	0.182	0.370	0.374	0.401	0.406	0.426
Net realized and unrealized gain (loss) on investments	0.100	(0.140)	0.220	0.250	(0.130)	—
Total from investment operations	0.282	0.230	0.594	0.651	0.276	0.426

Less dividends and distributions from:
Net investment income	(0.182)	(0.370)	(0.374)	(0.401)	(0.406)	(0.426)
Total dividends and distributions	(0.182)	(0.370)	(0.374)	(0.401)	(0.406)	(0.426)

Net asset value, end of period	$ 10.630	$ 10.530	$ 10.670	$ 10.450	$ 10.200	$ 10.330

Total return[2]	2.70%	2.23%	5.77%	6.47%	2.69%	4.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,531	$2,858	$3,023	$2,858	$3,238	$3,352
Ratio of expenses to average net assets[3]	1.48%	1.40%	1.41%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.84%	1.84%	1.87%	1.77%	1.80%	1.90%
Ratio of net investment income to average net assets	3.46%	3.53%	3.54%	3.85%	3.90%	4.23%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.10%	3.09%	3.08%	3.33%	3.35%	3.58%
Portfolio turnover	15%	20%	13%	26%	64%	43%

[1] Ratios and portfolio turnover have been anuualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.26%.

See accompanying notes

14

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.530	$ 10.670	$ 10.450	$ 10.200	$ 10.320	$ 10.330

Income (loss) from investment operations:
Net investment income	0.182	0.370	0.376	0.401	0.406	0.426
Net realized and unrealized gain (loss) on investments	0.090	(0.140)	0.220	0.250	(0.120)	(0.010)
Total from investment operations	0.272	0.230	0.596	0.651	0.286	0.416

Less dividends and distributions from:
Net investment income	(0.182)	(0.370)	(0.376)	(0.401)	(0.406)	(0.426)
Total dividends and distributions	(0.182)	(0.370)	(0.376)	(0.401)	(0.406)	(0.426)

Net asset value, end of period	$ 10.620	$ 10.530	$ 10.670	$ 10.450	$ 10.200	$ 10.320

Total return[2]	2.60%	2.23%	5.80%	6.47%	2.79%	4.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,963	$2,068	$886	$2,329	$2,828	$1,115
Ratio of expenses to average net assets[3]	1.48%	1.40%	1.41%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.84%	1.84%	1.87%	1.77%	1.80%	1.90%
Ratio of net investment income to average net assets	3.46%	3.53%	3.54%	3.85%	3.90%	4.23%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.10%	3.09%	3.08%	3.33%	3.35%	3.58%
Portfolio turnover	15%	20%	13%	26%	64%	43%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.26%.

See accompanying notes

15

Notes to financial statements

Delaware Tax-Free Florida Insured / Tax-Free New York Funds

February 28, 2007 (Unaudited)

Voyageur Mutual Funds (the “Voyageur Trust”) is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Delaware Investments Municipal Trust (the “Delaware Trust”, and together with the Voyageur Trust, collectively, the “Trusts”) is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Florida Insured Fund. These financial statements and the related notes pertain to Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund (each a “Fund” or, collectively, as the “Funds”). The Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchase of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund is to seek a high a level of current income exempt from federal income tax and the state personal income tax as is consistent with preservation of capital. Florida does not currently have a state personal income tax, and it has repealed its intangible personal property tax.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as each Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in its semiannual report on February 29, 2008. Although each Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses — Interest and related expenses include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Delaware Tax-Free Florida Insured Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities and inverse floating rate securities with an aggregate principal amount equal to the principal of the transferred bond. In consideration of the conveyance of the bond, the Funds receive the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Funds, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

16

1. Significant Accounting Policies (continued)

For the six months ended February 28, 2007, the Delaware Tax-Free Florida Insured Fund had an average daily liability from the participation in inverse floater programs of $7,500,000 and recorded interest expense at an average rate of 3.91%.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free
	Florida Insured Fund	New York Fund
On the first $500 million	0.500%	0.550%
On the next $500 million	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expense, certain insurance costs and non-routine expenses or costs, do not exceed specified percentages of average daily net assets through December 31, 2007, as shown below:

	Delaware Tax-Free	Delaware Tax-Free
	Florida Insured Fund	New York Fund
The operating expense limitation as a percentage of
average daily net assets (per annum)	0.61%	0.40%
Expiration date	12/31/06	12/31/06
Effective December 31, 2006, operating expense limitation
as a percentage of average daily net assets (per annum)	0.61%	0.60%
Expiration date	12/31/07	12/31/07

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing, and transfer agent services. The Funds pay DSC a monthly fee computed at the annual rate of 0.04% of each Fund’s average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2007, the Funds had receivables due from or liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free
	Florida Insured Fund	New York Fund
Investment management fee payable to DMC	$28,821	$4,282
Dividend disbursing, transfer agent fees, accounting and
administration fees and other expenses payable to DSC	18,066	4,798
Distribution fee payable to DDLP	47,638	12,969
Other expenses payable to DMC and affiliates*	4,905	1,365

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as  printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

(continues)      17

Notes to financial statements

Delaware Tax-Free Florida Insured / Tax-Free New York Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended February 28, 2007, the Funds were charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free
Florida Insured Fund	New York Fund
$2,603	$500

For the six months ended February 28, 2007, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free
Florida Insured Fund	New York Fund
$1,527	$2,494

For the six months ended February 28, 2007, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free
	Florida Insured Fund	New York Fund
Class A	$2,500	$ —
Class B	2,702	1,039
Class C	—	40

Trustees’ fees and benefits include expenses accrued by the Funds for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payout for the Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund was $12,555 and $2,324, respectively. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2007, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free
	Florida Insured Fund	New York Fund
Purchases	$ 8,307,433	$1,385,239
Sales	12,948,275	1,567,550

At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free
	Florida Insured Fund	New York Fund
Cost of investments	$87,530,938	$17,312,452
Aggregate unrealized appreciation	5,110,851	994,991
Aggregate unrealized depreciation	—	—
Net unrealized appreciation	$ 5,110,851	$ 994,991

18

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2007 and year ended August 31, 2006 was as follows:

	Delaware Tax-Free		Delaware Tax-Free
	Florida Insured Fund		New York Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	2/28/07*	8/31/06	2/28/07*	8/31/06
Tax-exempt income	$2,042,763	$4,534,215	$372,518	$722,866

*Tax information for the period ended February 28, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2007, the estimated components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free
	Florida Insured Fund	New York Fund
Shares of beneficial interest	$89,242,409	$17,872,001
Realized gains 9/1/06-2/28/07	174,968	68,938
Capital loss carryforwards as of 2/28/07	(517,691)	(216,360)
Undistributed tax-exempt income	(150)	(655)
Unrealized appreciation of investments	5,110,851	994,991
Net assets	$94,010,387	$18,718,915

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of the inverse floater program.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforward amounts remaining at August 31, 2006 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free
Year of Expiration	Florida Insured Fund	New York Fund
2008	$517,691	$—
2009	—	216,360
Total	$517,691	$216,360

For the six months ended February 28, 2007, the Delaware Tax-Free Florida Insured Fund had capital gains of $174,968, which may reduce the capital loss carryforwards and Delaware Tax-Free New York Fund had capital gains of $68,938, which may reduce the capital loss carryforwards.

(continues)     19

Notes to financial statements

Delaware Tax-Free Florida Insured / Tax-Free New York Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free
	Florida Insured Fund		New York Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
Shares sold:
Class A	81,757	647,558	85,254	197,010
Class B	2,268	15,964	826	31,881
Class C	23,799	84,929	22,634	121,329

Shares issued upon reinvestment of dividends and distributions:
Class A	86,494	190,022	19,856	38,341
Class B	2,296	5,154	1,860	4,007
Class C	3,815	6,206	1,308	3,813
	200,429	949,833	131,738	396,381

Shares repurchased:
Class A	(755,549)	(1,195,082)	(50,418)	(183,809)
Class B	(55,007)	(121,397)	(35,904)	(47,738)
Class C	(29,840)	(63,645)	(35,555)	(11,772)
	(840,396)	(1,380,124)	(121,877)	(243,319)
Net increase (decrease)	(639,967)	(430,291)	9,861	153,062

For the six months ended February 28, 2007 and the year ended August 31, 2006, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

	Six Months Ended			Year Ended
	2/28/07			8/31/06
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free Florida Insured Fund	11,516	11,516	$128,721	48,081	48,107	$534,582
Delaware Tax-Free New York Fund	2,001	1,998	21,078	17,055	17,007	178,750

7. Inverse Floaters

The Funds may participate in inverse floater programs where a fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (“inverse floaters”) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Funds transferred to the trust, the Funds seek to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. Securities held in trust relating to inverse floater programs are identified on the Statement of Net Assets.

Previously, the Funds treated these transactions as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

8. Line of Credit

The Funds, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participate in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Fund’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2007, or at any time during the period then ended.

20

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Delaware Tax-Free Florida Insured Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. At February 28, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Funds’ Liquidity Procedures.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Fund Reorganization

Effective as of the close of business on March 1, 2007, the Delaware Tax-Free Florida Insured Fund was closed to new investors. Shareholders of the Fund have been sent a proxy statement/prospectus providing them with information about the Fund’s proposed reorganization into the Delaware Tax-Free USA Fund and requesting their votes on the proposed reorganization of their Fund at a special meeting of shareholders to be held in late June 2007. If approved, the reorganization is expected to take place in August 2007. Additionally, the Delaware Tax-Free Florida Insured Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until the last business day before the reorganization.

21

Notes to financial statements

Delaware Tax-Free Florida Insured / Tax-Free New York Funds

12. Subsequent Event

At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

22

About the organization

This semiannual report is for the information of Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

23

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1581)	Printed in the USA
SA-FLNY [2/07] CGI 4/07	MF-07-03-146 PO11730

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     Management has made changes that have materially affected, or are reasonably likely to materially affect, registrant's internal controls over financial reporting. To seek to increase the controls' effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant's independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Mutual Funds

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 4, 2007